UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08922

Mutual of America Institutional Funds, Inc.
(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y.			10022
(Address of principal executive offices)			(Zip code)

John R. Greed Senior Executive Vice President and Chief Financial Officer Mutual of America Life Insurance Company 320 Park Avenue New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 224-1600

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2009

ITEM 1.    REPORTS TO STOCKHOLDERS.

The Annual Report to Shareholders follows:

DECEMBER 31, 2009

Annual Report of Mutual of America Institutional Funds

This report is not to be construed as an offering for sale. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

ALL AMERICA FUND EQUITY INDEX FUND MID-CAP EQUITY INDEX FUND SMALL CAP VALUE FUND SMALL CAP GROWTH FUND BOND FUND MONEY MARKET FUND

MUTUAL OF AMERICA
INSTITUTIONAL FUNDS, INC.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
320 PARK AVENUE, NEW YORK, NEW YORK 10022

Dear Shareholder:

We are pleased to present to you the Mutual of America Institutional Funds, Inc. (the "Investment Company") Annual Report for the year ended December 31, 2009. This Annual Report includes important information regarding the performance and financial positions of the Investment Company's funds during 2009.

2009: Financial Markets Take Off

After plummeting 25% during the first two months of 2009, and 56% from its October 2007 peak, the S&P 500® advanced more than 50% through the remainder of last year for a full year total return of 26.46%. Most other equity markets around the world followed a similar pattern, although the magnitude of the advances from the market lows set in early March varied. Developed nations' (Europe, Japan, and the U.S.) stock markets were up for the year in the 20% to 30% range, while stock markets in developing nations, such as China, Brazil, Russia, India, Indonesia, and Korea, were up in the range of 50% to over 100%.

Corporate bonds, both investment grade and so-called "junk" bonds, also traced out a pattern similar to equities, as prices initially plummeted and yields rose through early March, and then reversed dramatically for the rest of the year. In the U.S., the corporate bond component of the Barclay's Capital Aggregate Index generated an 18.68% return for the year, its best return in 14 years. And the Barclay's Capital High Yield ("junk" bonds) index was up over 58% for the year, comparable to some of the developing nations' equity markets. Similarly, bond markets in developing nations advanced 34% in dollar terms for the year according to Barclay's Capital Emerging Market Index.

U.S. Treasuries, and sovereign bonds of developed nations in general, fared poorly in 2009 relative to other asset classes. High prices and low rates established in the depths of panic in late 2008 and early 2009 gave way to a greater willingness to take risk in equities and corporate bonds. In addition, concern about rising government deficits raised fears of inflation, encouraging the sale of longer term (3 to 30 years) government securities, which pushed yields up and prices and returns down.

Investors Step Back In ... Cautiously

Very few investors anticipated the magnitude of returns realized in 2009, especially early in the year. There are two market adages that seem apt as an explanation of this dramatic performance: "Don't fight the Federal Reserve" and "markets always climb a wall of worry."

In retrospect, the market takeoff from the March lows seems to have been ignited by a collective conclusion among investors that the unprecedented monetary and fiscal stimulus launched by the central banks and fiscal authorities around the world had helped prevent a total collapse of the global financial system and descent into global economic depression. In short, the world was too big and too important to fail.

In particular, the global banking system had to be preserved at all costs. Two key events took place in early 2009 that gave investors confidence that their worst fears would not be realized. First, there was the decision in late February/early March by U.S. authorities to not formally nationalize the U.S. banking system. This was followed by the Accounting Standards Board's clarification of the requirement that banks write down the value of toxic assets held on their balance sheets to market values.

With stock prices and valuations compressed to levels not seen since the late 1970s, and central banks promising liquidity support for an extended period, investors embraced greater risk by pouring money into stocks and bonds. Thus, "don't fight the Fed."

Consumers Face Numerous Challenges

However, the belief that the world was not coming to an end did not mean that the global economy was still not in deep trouble. Global trade had imploded, Gross Domestic Product (GDP) growth was down in all developed nations and slowed significantly in key developing countries, unemployment was rising everywhere, and lending came to a virtual halt.

In the United States, the residential housing industry, whose collapse sparked the financial and economic crisis, remained mired in recession, with delinquencies and foreclosures rising, housing prices continuing to fall, and housing starts and sales still declining after two years. Consumers were not spending because they had lost, or were afraid they were going to lose, their jobs and/or houses. Moreover, in general, they carried high debt loads, including mortgages and credit card debt. The commercial real estate market was also entering a downturn in delayed response to the economic slowdown and rising unemployment. In early April 2009, U.S. first quarter GDP was reported to have declined 6.4% on an annualized basis from the previous quarter. That followed declines of 5.4% in the fourth quarter and 2.7% in the third quarter of 2008, respectively. Yet, markets continued their powerful advance. Thus, "markets climb a wall of worry."

Dire Outlook Begins to Lift

While the economic data through the spring and into summer of 2009 continued to be dire, there were increasing hints that the news was becoming "less bad." As noted in our publications on several occasions, markets tend to react less to what is going on at the moment and more to attempts to assess prospects in the future. The markets' behavior suggested that the global economy would soon begin to recover and grow again.

Corporate profit numbers, while still registering declines for the second and third quarters on a year-over-year basis, came in well ahead of expectations, supporting the notion that things were not as bad as previously thought and possibly were improving at an accelerating pace. Admittedly, these results were largely driven by severe cost-cutting measures, including layoffs, curtailed capital expenditures, inventory reductions, and even delayed payment of bills. Furthermore, revenues continued to fall, although, similar to profits, at a decelerating rate. Nonetheless, the market interpreted "not as bad as expected" in a positive light and continued to advance.

Similarly, in mid-October 2009, U.S. GDP was reported to have grown on an annualized basis for the first time in a year, registering an advance of 3.7% in the preliminary release. This number was ultimately revised down to 2.2%, but was still the first increase in four quarters. It is positive information such as this that sustains market rallies because economists respond by raising their GDP estimates and analysts become more aggressive in raising their earnings estimates.

This is exactly what happened during the last few months of 2009. U.S. economic data releases during this time frame were generally on the positive side. Production and trade showed improvement, inventories were scaled down to the level of current sales, inflation was well contained, and even home sales and retail sales showed unanticipated strength as the year drew to a close. Data from developing nations such as China, India, and Brazil, and resource-rich nations such as Australia and Canada, showed even more powerful signs of recovery, providing potential impetus to a U.S. recovery through the trade accounts.

Self-sustaining Recovery Still at Bay

However, several fundamental problems continue to undermine the potential for a strong, self-sustaining recovery in the U.S. First, unemployment remains very high, at 10%. It is true that the rate of layoffs declined dramatically over the past six months, and November actually posted the first month of job additions after 22 consecutive months of job reductions. Nevertheless, most commentators do not expect corporations to begin hiring at a rapid pace, but rather anticipate any U.S. recovery to follow the "jobless recovery" blueprint of the last two post-recession periods. Because consumer spending represents two-thirds of the U.S. economy, weakness there almost guarantees sub-par GDP growth for an extended period of time.

Second, the residential housing market remains troubled, with delinquencies and foreclosures on the rise and most government efforts to improve the problem inadequate to date. A slow recovery in employment, and therefore consumer income, will remain a headwind to home sales for an extended period of time.

Third, while the banking industry has been "saved," Congress seems determined to implement a new regime of regulations and penalties which may adversely impact potential rates of return on bank capital and could lead to reduced lending by the banking industry to the business sector, especially smaller businesses. This consequence would appear to be opposite of what is desired.

Largely because of these issues, the Federal Reserve, and most other central banks around the world, have stated or implied that they will continue their accommodative monetary policies through very low short-term lending rates and the maintenance of a variety of other liquidity programs. At the same time, they have begun to unwind those programs that no longer seem necessary to support markets and are studying how to most effectively withdraw from the remaining emergency programs so that markets can begin to function on their own again.

Markets Likely Kept in Check in 2010

The key issue of debate among economists and strategists now is not if, but when, will the Federal Reserve begin to raise interest rates, and at what pace will their program of tightening be executed. Although the Fed did raise the discount rate 0.25% on February 18, 2010, it has not indicated when and by how much it will raise the more important target Fed funds rate. In fact, at that time the Fed confirmed its expectation that the Fed funds rate will remain exceptionally low for "an extended period." This will remain an important uncertainty until the Fed acts. Current thinking on when this will occur ranges from as early as this June to not before mid- to late-2011.

The variables that will likely determine any Fed action will be the progress of economic recovery, especially job creation, as well as the behavior of inflation and inflation expectations over the short term. We think that job creation will remain tepid for a long time and inflation will remain well contained, largely because of wage cost control; and therefore, a rate-raising cycle by the Fed will likely be deferred until, at the earliest, late this year.

Given that scenario, and the uncertainties attached to it, as well as the magnitude of stock and corporate bond price advances witnessed over the past ten months, we believe that markets will generate much more modest returns in 2010 than in 2009. There also exists the possibility of a substantial correction along the way as fear emerges over the sustainability of recovery; concern about how rising interest rates might affect any recovery that has taken hold; and longer-term concerns over rising federal deficits, rising corporate and individual taxes, and the inflationary implications of both.

The total return performance for each of the Mutual of America Institutional Funds is reflected below:

Total Returns — Year Ended December 31, 2009

All America Fund	+25.45%
Equity Index Fund	+26.15%
Mid-Cap Equity Index Fund	+37.01%
Small Cap Value Fund	+29.52%
Small Cap Growth Fund	+27.88%
Bond Fund	+ 9.46%
Money Market Fund	+ 0.07%

All Fund performance information presented throughout this report is historical, reflects the full reinvestment of dividends paid, and should not be considered indicative of future results.

The pages which immediately follow are brief presentations and graphs for each Fund (except the Money Market Fund) which illustrate each Fund's respective:

•  Historical total return achieved over specified periods, expressed as an average annual rate and as a cumulative rate;

•  Equivalent in dollars of a $10,000 hypothetical investment at the beginning of each specified period; and

•  Historical performance compared to an appropriate index.

Following that are graphical representations of the asset allocations of each Fund and an illustration of each Fund's operating expenses. The summarized portfolios of each Fund and financial statements are presented in the pages which then follow.

Thank you for your continued investment in our Funds.

Sincerely,

John R. Greed
Chairman of the Board, President
and Chief Executive Officer
Mutual of America Institutional Funds, Inc.

The views expressed in this Annual Report are subject to change at any time based on market and other conditions and should not be construed as a recommendation. This Report contains forward-looking statements, which speak only as of the date they were made and involve a number of risks and uncertainties that could cause actual results to differ materially from those expressed herein. Readers are cautioned not to place undue reliance on our forward-looking statements, as we assume no obligation to update these forward-looking statements. Readers assume any and all responsibility for any investment decision made as a result of the views expressed herein.

ALL AMERICA FUND

The investment objective of the All America Fund is to outperform the S&P 500® Index (the "S&P 500"). The All America Fund is approximately 60% invested in the 500 stocks that comprise the S&P 500, with the remaining 40% actively managed, using three different investment approaches. The actively managed portion of the All America Fund is close to being equally distributed between large cap stocks and small cap stocks, with the small cap stocks in turn equally distributed between small cap value and small cap growth stocks

For the full year 2009, the S&P 500® Index of large capitalization stocks advanced by 26.46% on a total return basis, while the Russell 2000® Growth Index was up 34.47% and the Russell 2000® Value Index was up 20.58%.

The All America Fund's return for the year ended December 31, 2009 was 25.45% versus the benchmark return of 26.46%. The underperformance was attributable entirely to the underperformance of the actively managed Large Cap portion of the Fund, representing 20% of total assets. The indexed portion of the Fund, representing 60% of the overall portfolio, modestly outperformed the S&P 500, while the Small Cap Growth and Small Cap Value portions of the Fund, each representing 10% of total assets, both handsomely outperformed the S&P 500.

All America Fund

Period	Growth	Total Return
Ended 12/31/09	of $10,000	Cumu- lative	Average Annual
1 Year	$12,545	25.45%	25.45%
5 Years	$10,115	1.15%	0.23%
10 Years	$8,797	-12.03%	-1.27%

S & P 500 Index

Period	Growth	Total Return
Ended 12/31/09	of $10,000	Cumu- lative	Average Annual
1 Year	$12,646	26.46%	26.46%
5 Years	$10,208	2.08%	0.41%
10 Years	$9,089	-9.1%	-0.95%

The line representing the performance return of the All America Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

Past performance is not indicative of future performance. The graph and table do not reflect the deduction of any taxes that an investor may pay on fund distributions or the redemption of fund shares.

EQUITY INDEX FUND

The Equity Index Fund's objective is to replicate the performance of the S&P 500® Index (the "S&P 500"), which consists of 500 stocks chosen by Standard & Poor's for market size, liquidity and industry group representation. The S&P 500 is a market-weighted index of 500 stocks traded on the New York Stock Exchange, American Stock Exchange and Nasdaq, with each stock's weight in the index proportionate to its market value. The weightings make each company's influence on the S&P 500's performance directly proportional to that company's market value.

The S&P 500 ended 2009 up 26.46%, after being down 24.34% in the first two months of the year. The market was able to rebound over 63% from the March 6th low of 676, closing at a level of 1,159 on December 31, 2009. The financial sector rebounded over 140%, and the Consumer Discretionary, Technology, Industrials and Material sectors followed closely with total returns above 80% for the same time period. Although the year began with doom, March began a trend up for the remainder of the year. The second and third quarters both were up over 15%. The month of October was the only negative return for the second half of the year. Although the pace slowed going into the fourth quarter, the market was still up over 6%.

The Equity Index Fund's performance for the year ended December 31, 2009 was 26.15%, in line with the benchmark return of 26.46%. Note that the Equity Index Fund's performance includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

Equity Index Fund

Period	Growth	Total Return
Ended 12/31/09	of $10,000	Cumu- lative	Average Annual
1 Year	$12,615	26.15%	26.15%
5 Years	$10,173	1.73%	0.34%
10 Years	$8,987	-10.13%	-1.06%

S & P 500 Index

Period	Growth	Total Return
Ended 12/31/09	of $10,000	Cumu- lative	Average Annual
1 Year	$12,646	26.46%	26.46%
5 Years	$10,208	2.08%	0.41%
10 Years	$9,089	-9.11%	-0.95%

The line representing the performance return of the Equity Index Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

Past performance is not indicative of future performance. The graph and table do not reflect the deduction of any taxes that an investor may pay on fund distributions or the redemption of fund shares.

MID-CAP EQUITY INDEX FUND

The Mid-Cap Equity Index Fund invests in the 400 stocks that comprise the S&P MidCap 400® Index (the "S&P MidCap 400"). The S&P MidCap 400 is a market-weighted index of 400 stocks traded on the New York Stock Exchange, American Stock Exchange and Nasdaq. The weightings make each company's influence on the S&P MidCap 400's performance directly proportional to that company's market value. The companies included in the S&P MidCap 400 tend to be typical of this asset class, the medium-capitalized sector of the U.S. securities market.

The S&P MidCap 400 once again outperformed both the S&P 500® Index and the S&P 600® Index (small cap) during 2009 with a total return of 37.38%. The S&P MidCap 400 recovered over 78% from its March 6th low, continuing the strong upward trend through the remainder of the year. The Materials and Energy sectors were up over 100% as metal and oil prices reached new highs. Financials rebounded over 85% ending the full year up over 13%. The market continues to climb higher into 2010 toward the 900 level seen in 2007.

The Mid-Cap Equity Index Fund's performance for the year ended December 31, 2009, was 37.01%, in line with the 37.38% return of the S&P MidCap 400. Note that the performance of the Mid-Cap Equity Index Fund includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

Mid-Cap Equity Index Fund

Period	Growth	Total Return
Ended 12/31/09	of $10,000	Cumu- lative	Average Annual
1 Year	$13,701	37.01%	37.01%
5 Years	$11,694	16.94%	3.18%
Since 9/1/00 (Inception)	$14,720	47.20%	4.23%

S & P Mid-Cap 400 Index

Period	Growth	Total Return
Ended 12/31/09	of $10,000	Cumu- lative	Average Annual
1 Year	$13,738	37.38%	37.38%
5 Years	$11,746	17.46%	3.27%
Since 9/1/00 (Inception)	$15,057	50.57%	4.48%

The line representing the performance return of the Mid-Cap Index Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

Past performance is not indicative of future performance. The graph and table do not reflect the deduction of any taxes that an investor may pay on fund distributions or the redemption of fund shares.

SMALL CAP VALUE FUND

The investment objective of the Small Cap Value Fund is to outperform the Russell 2000® Value Index. The Small Cap Value Fund generally invests in companies that are below $3 billion in market capitalization and have lower price-to-book characteristics than the overall market.

For the year ended December 31, 2009, the Small Cap Value Fund returned 29.52% versus a 20.58% return for the Russell 2000 Value® Index. Stock selection was the primary driver of positive performance versus the benchmark. Sectors contributing to Fund performance included Finance, Basic Materials and Healthcare, while sectors detracting from Fund performance included Energy and Technology.

Small Cap Value Fund

Period	Growth	Total Return
Ended 12/31/09	of $10,000	Cumu- lative	Annualized
1 Year	$12,952	29.52%	29.52%
Since 5/1/07 (Inception)	$8,540	-14.60%	-5.74%

Russell 2000 Value Index

Period	Growth	Total Return
Ended 12/31/09	of $10,000	Cumu- lative	Annualized
1 Year	$12,058	20.58%	20.58%
Since 5/1/07 (Inception)	$7,543	-24.57%	-10.03%

The line representing the performance return of the Small Cap Value Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

Past performance is not indicative of future performance. The graph and table do not reflect the deduction of any taxes that an investor may pay on fund distributions or the redemption of fund shares.

SMALL CAP GROWTH FUND

The investment objective of the Small Cap Growth Fund is capital appreciation. The Small Cap Growth Fund invests in growth stocks within the small capitalization marketplace. The Fund returned 27.88% during the year ended December 31, 2009. The Fund's benchmark, the Russell 2000® Growth Index, returned 34.47% for the period.

The Small Cap Growth Fund's underperformance against its benchmark was partially due to its lack of exposure to the micro-cap sector of the small capitalization marketplace. The best performing stocks were those that had the highest levels of volatility and beta. Additionally, single-digit-priced stock, more specifically those under $5, had some of the biggest price moves. Macroeconomic factors and the re-pricing of risk propelled the equity marketplace in 2009. The Healthcare and Industrial sectors underperformed the benchmark and our stock selection also detracted from these two areas for the calendar year. Energy and Telecommunication Services were our two best performing sectors which benefited from stock selection. In sum, we remained focused on bottom-up stock selection in a year where fundamental investing was not in style.

Small Cap Growth Fund

Period	Growth	Total Return
Ended 12/31/09	of $10,000	Cumu- lative	Annualized
1 Year	$12,788	27.88%	27.88%
Since 5/1/07 (Inception)	$8,512	-14.88%	-5.86%

Russell 2000 Growth Index

Period	Growth	Total Return
Ended 12/31/09	of $10,000	Cumu- lative	Annualized
1 Year	$13,447	34.47%	34.47%
Since 5/1/07 (Inception)	$8,413	-15.87%	-6.28%

The line representing the performance return of the Small Cap Growth Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

Past performance is not indicative of future performance. The graph and table do not reflect the deduction of any taxes that an investor may pay on fund distributions or the redemption of fund shares.

BOND FUND

The Bond Fund's primary investment objective is to provide as high a level of current income over time as is believed to be consistent with prudent investment risk by investing primarily in investment grade, publicly traded debt securities. A secondary objective is preservation of capital. The Bond Fund primarily invests in corporate, U.S. government agency and mortgage-backed securities, all of which normally yield more than U.S. Treasury issues.

The Federal Reserve continued to keep short-term rates very low during 2009 in order to try and stimulate the economy and reliquify the banking system. Other rates along the treasury yield curve maintained a steep configuration as the Federal Reserve aggressively intervened on a regular basis to try and force rates down in order to subsidize the mortgage market.

The corporate bond market also continued its positive response to the various government stimulus programs. Yield spreads between government and corporate bonds compressed aggressively during the final six months of 2009 as market participants became enthusiastic about economic prospects in 2010.

The Bond Fund's strategy was to maintain a slightly shorter duration than its benchmark, emphasize relatively short corporate bonds with high yields, establish extreme credit diversification, and take a market weight in mortgage-related securities. So long as inflation is perceived as a long-term threat, this strategy will be maintained in the Bond Fund.

The Bond Fund's return for the year ended December 31, 2009, was 9.46%, compared to 5.93% for the Barclay's Capital Aggregate Bond Index. The Fund's emphasis on higher-yielding corporate issues was a major contributor to outperformance.

Bond Fund

Period	Growth	Total Return
Ended 12/31/09	of $10,000	Cumu- lative	Average Annual
1 Year	$10,946	9.46%	9.46%
5 Years	$12,797	27.97%	5.06%
10 Years	$16,953	69.53%	5.42%

Barclay's Capital Aggregate Bond Index

Period	Growth	Total Return
Ended 12/31/09	of $10,000	Cumu- lative	Average Annual
1 Year	$10,593	5.93%	5.93%
5 Years	$12,742	27.42%	4.97%
10 Years	$18,472	84.72%	6.33%

The line representing the performance return of the Bond Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

Past performance is not indicative of future performance. The graph and table do not reflect the deduction of any taxes that an investor may pay on fund distributions or the redemption of fund shares.

MONEY MARKET FUND

The Money Market Fund's investment objective is to realize current income while maintaining liquidity, investment quality and stability of capital through investing in high-quality commercial paper issued by U.S. corporations and securities issued by the U.S. government and its agencies. The Money Market Fund returned 0.07% for the year ended December 31, 2009, in line with the 0.16% return for the Citigroup 3-Month Treasury Bill Index. Note that the performance of the Money Market Fund includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

The 2009 money market was characterized by extremely low interest rates and shrinking supply of eligible investments. The Federal Funds target rate remained at a historically low range of 0 to 25 basis points throughout the course of 2009 and is expected to persist in 2010. At the December 16th meeting, the Fed indicated that it will continue to keep rates "exceptionally low" for "an extended period."

The seven-day effective yield as of February 16, 2010 was 0.02%. As with all performance reporting, this yield is not necessarily indicative of future annual yields. Neither the Federal Deposit Insurance Corporation nor any other U.S. government agency insures or guarantees investments in shares of the Money Market Fund.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
ASSET ALLOCATIONS AS OF DECEMBER 31, 2009 (Unaudited)

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
ASSET ALLOCATIONS AS OF DECEMBER 31, 2009 (Unaudited) (Continued)

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
EXPENSE EXAMPLE (Unaudited)

EXAMPLE

As a shareholder of one of the Mutual of America Institutional Funds, Inc. Funds, you incur ongoing costs, including management fees and other Fund expenses. You do not incur transactional costs, such as sales charges (loads), redemption fees or exchange fees. Additionally, Mutual of America Capital Management Corporation, the Funds' Advisor, has contractually agreed to limit each Fund's total operating expenses to its investment management fees. This contractual obligation was in effect for 2009 and will continue through April 30, 2010. Effective May 1, 2010, a new contractual agreement will only limit the Equity Index and Mid-Cap Equity Index Funds' total operating expenses to their respective investment management fees. The other Funds' expenses will not be limited. In addition, effective September 3,2009, the Adviser to the Money Market Fund has agreed to waive as much of its investment management fee as necessary in order to cause the cumulative monthly total investment return of the Money Market Fund, net of fees and expenses, to be no less than zero. This resulted in an effective investment management fee for the Money Market Fund in 2009 of 0.18%. This waiver is currently in effect during 2010 and is expected to continue under the new contractual expense limitation agreement that is effective May 1, 2010.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at July 1, 2009 and held for the entire period ending December 31, 2009 under the contractual expense limitation in effect during 2009. See Footnote (1) on Page 15 for comparable amounts as if the May 1, 2010 contractual expense limitation described above was in effect during the six months ended December 31, 2009.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning other funds, which may also charge transactional costs, such as sales charges (loads), redemption fees or exchange fees.

All America Fund

	Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Expenses Paid During Period* July 1 – December 31, 2009
Actual	$1,000.00	$1,123.88	$2.67
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	$2.55

*  Expenses are equal to the Fund's annual expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
EXPENSE EXAMPLE (Unaudited) (Continued)

Equity Index Fund

	Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Expenses Paid During Period* July 1 – December 31, 2009
Actual	$1,000.00	$1,133.90	$0.67
Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	$0.64

*  Expenses are equal to the Fund's annual expense ratio of 0.125%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Mid-Cap Equity Index Fund

	Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Expenses Paid During Period* July 1 – December 31, 2009
Actual	$1,000.00	$1,172.80	$0.68
Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	$0.64

*  Expenses are equal to the Fund's annual expense ratio of 0.125%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Small Cap Value Fund

	Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Expenses Paid During Period* July 1 – December 31, 2009
Actual	$1,000.00	$1,144.19	$4.59
Hypothetical (5% return before expenses)	$1,000.00	$1,020.52	$4.33

*  Expenses are equal to the Fund's annual expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Small Cap Growth Fund

	Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Expenses Paid During Period* July 1 – December 31, 2009
Actual	$1,000.00	$1,136.83	$4.57
Hypothetical (5% return before expenses)	$1,000.00	$1,020.52	$4.33

*  Expenses are equal to the Fund's annual expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
EXPENSE EXAMPLE (Unaudited) (Continued)

Bond Fund

	Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Expenses Paid During Period* July 1 – December 31, 2009
Actual	$1,000.00	$1,048.98	$2.32
Hypothetical (5% return before expenses)	$1,000.00	$1,022.58	$2.29

*  Expenses are equal to the Fund's annual expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Money Market Fund

	Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Expenses Paid During Period* July 1 – December 31, 2009
Actual	$1,000.00	$1,001.36	$0.91
Hypothetical (5% return before expenses)	$1,000.00	$1,023.97	$0.92

*  Expenses are equal to the Fund's annual expense ratio of 0.18%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(1)  Effective May 1, 2010, the Adviser will only limit the Equity Index and Mid-Cap Equity Index Funds' expenses to their respective investment management fees. The other Funds' expenses will not be limited. Additionally, the Money Market Fund's expenses and investment management fee is expected to be limited to the extent necessary to cause the cumulative monthly total investment return, net of fees and expenses, to be no less than zero. In 2009, this would have resulted in total fees and expenses being limited to 0.25%. Details about the Funds' expenses are in footnote 2 of the accompanying financial statements. This Example is based on an investment of $1,000 invested at July 1, 2009 and held for the entire period ending December 31, 2009, assuming that the May 1, 2010 expense limitation agreement was in effect during the six months ended December 31, 2009.

All America Fund

	Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Expenses Paid During Period* July 1 – December 31, 2009
Actual	$1,000.00	$1,123.88	$4.76
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	$4.53

*  Expenses are equal to the Fund's annual expense ratio of 0.89%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
EXPENSE EXAMPLE (Unaudited) (Continued)

Equity Index Fund

	Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Expenses Paid During Period* July 1 – December 31, 2009
Actual	$1,000.00	$1,133.90	$0.67
Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	$0.64

*  Expenses are equal to the Fund's annual expense ratio of 0.125%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Mid-Cap Equity Index Fund

	Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Expenses Paid During Period* July 1 – December 31, 2009
Actual	$1,000.00	$1,172.80	$0.68
Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	$0.64

*  Expenses are equal to the Fund's annual expense ratio of 0.125%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Small Cap Value Fund

	Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Expenses Paid During Period* July 1 – December 31, 2009
Actual	$1,000.00	$1,144.19	$6.69
Hypothetical (5% return before expenses)	$1,000.00	$1,018.51	$6.31

*  Expenses are equal to the Fund's annual expense ratio of 1.24%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Small Cap Growth Fund

	Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Expenses Paid During Period* July 1 – December 31, 2009
Actual	$1,000.00	$1,136.83	$6.67
Hypothetical (5% return before expenses)	$1,000.00	$1,018.51	$6.31

*  Expenses are equal to the Fund's annual expense ratio of 1.24%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
EXPENSE EXAMPLE (Unaudited) (Continued)

Bond Fund

	Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Expenses Paid During Period* July 1 – December 31, 2009
Actual	$1,000.00	$1,048.98	$4.34
Hypothetical (5% return before expenses)	$1,000.00	$1,020.57	$4.28

*  Expenses are equal to the Fund's annual expense ratio of 0.84%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Money Market Fund

	Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Expenses Paid During Period* July 1 – December 31, 2009
Actual	$1,000.00	$1,001.36	$1.26
Hypothetical (5% return before expenses)	$1,000.00	$1,023.61	$1.28

*  Expenses are equal to the Fund's annual expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2009

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS
CONSUMER DISCRETIONARY (5.3%)
Amazon.com, Inc.*	853	$114,746
Disney (Walt) Co.	4,879	157,348
Home Depot, Inc.	4,372	126,482
McDonald's Corp.	2,750	171,710
Other Securities	74,266	1,861,686
		2,431,972
CONSUMER STAPLES (6.4%)
Coca-Cola Co.	5,961	339,777
General Mills, Inc.	844	59,764
PepsiCo, Inc.	4,064	247,091
Philip Morris Int'l., Inc.	4,972	239,601
Proctor & Gamble Co.	7,570	458,969
Wal-Mart Stores, Inc.	5,465	292,104
Other Securities	39,178	1,274,537
		2,911,843
ENERGY (6.4%)
Chevron Corp.	5,127	394,728
ConocoPhillips	3,834	195,802
Exxon Mobil Corp.	12,218	833,140
Halliburton Co.	2,329	70,080
Occidental Petroleum Corp.	2,035	165,547
Schlumberger Ltd.	3,055	198,850
Other Securities	26,709	1,057,206
		2,915,353
FINANCIALS (8.0%)
Bank of America Corp.	25,149	378,744
Citigroup, Inc.	48,730	161,296
CME Group, Inc.	171	57,447
Goldman Sachs Group, Inc.	1,311	221,349
JPMorgan Chase & Co.	9,976	415,700
U.S. Bancorp	4,783	107,665
Wells Fargo & Co.	12,678	342,179
Other Securities	75,068	1,940,848
		3,625,228
HEALTH CARE (7.0%)
Abbott Laboratories	3,986	215,204
Amgen, Inc.*	2,537	143,518
Baxter International, Inc.	1,562	91,658
Gilead Sciences, Inc.*	2,336	101,102

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
HEALTH CARE (CONTINUED)
Johnson & Johnson	7,095	$456,989
Medtronic, Inc.	2,826	124,287
Merck & Co., Inc.	7,750	283,185
Pfizer, Inc.	20,546	373,732
Other Securities	37,419	1,416,458
		3,206,133
INDUSTRIALS (5.7%)
Boeing Co.	1,896	102,630
General Electric Co.	27,377	414,214
United Technologies Corp.	2,403	166,792
Other Securities	39,079	1,924,351
		2,607,987
INFORMATION TECHNOLOGY (11.0%)
Apple, Inc.*	2,286	482,026
Cisco Systems, Inc.*	14,666	351,104
Google, Inc.*	614	380,668
Hewlett-Packard Co.	5,974	307,721
Int'l. Business Machines Corp.	3,361	439,955
Intel Corp.	13,784	281,194
Microsoft Corp.	19,504	594,673
Oracle Corp.	9,412	230,970
QUALCOMM, Inc.	4,265	197,299
Texas Instruments, Inc.	3,172	82,662
Other Securities	74,851	1,641,674
		4,989,946
MATERIALS (2.0%)
Monsanto Co.	1,401	114,532
Other Securities	19,998	798,860
		913,392
TELECOMMUNICATION SERVICES (1.8%)
AT&T, Inc.	15,087	422,889
Verizon Communications, Inc.	7,286	241,385
Other Securities	15,904	139,479
		803,753
UTILITIES (2.1%)
Other Securities	28,886	941,888
TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $27,637,204) 55.7%		$25,347,495

	Rating**	Rate	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.7%)
U.S. Treasury Bill (1)	AAA	0.06%	02/11/10	$300,000	$299,980
COMMERCIAL PAPER (3.3%)
Abbott Laboratories†	A-1+	0.05	01/04/10	1,500,000	1,499,993
TOTAL INDEXED ASSETS-SHORT-TERM DEBT SECURITIES (Cost: $1,799,973) 4.0%					1,799,973
TOTAL INDEXED ASSETS (Cost: $29,437,177) 59.7%					$27,147,468

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2009

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS
CONSUMER DISCRETIONARY (4.1%)
Amazon.com, Inc.*	758	$101,966
Disney (Walt) Co.	2,797	90,203
Home Depot, Inc.	1,000	28,930
McDonald's Corp.	2,336	145,860
Tupperware Brands Corp.	3,835	178,596
Other Securities	63,383	1,307,166
		1,852,721
CONSUMER STAPLES (2.8%)
General Mills, Inc.	1,541	109,118
PepsiCo, Inc.	2,664	161,971
Proctor & Gamble Co.	2,540	154,000
Wal-Mart Stores, Inc.	3,343	178,683
Other Securities	31,119	686,741
		1,290,513
ENERGY (3.6%)
Chevron Corp.	1,722	132,577
ConocoPhillips	1,365	69,711
Exxon Mobil Corp.	5,003	341,155
Halliburton Co.	2,895	87,111
Occidental Petroleum Corp.	1,424	115,842
Schlumberger Ltd.	1,202	78,238
Other Securities	46,815	816,546
		1,641,180
FINANCIALS (6.4%)
Bank of America Corp.	9,726	146,474
Citigroup, Inc.	18,635	61,682
CME Group, Inc.	281	94,402
Goldman Sachs Group, Inc.	699	118,019
JPMorgan Chase & Co.	3,805	158,554
U.S. Bancorp	3,079	69,308
Wells Fargo & Co.	4,934	133,169
Other Securities	137,146	2,113,205
		2,894,813
HEALTH CARE (5.3%)
Abbott Laboratories	3,597	194,202
Amgen, Inc.*	481	27,210
Baxter International, Inc.	1,707	100,167
Enzon Pharmaceuticals, Inc.*	17,909	188,582
Gilead Sciences, Inc.*	2,808	121,530
Johnson & Johnson	4,037	260,023
Medtronic, Inc.	1,361	59,857

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
HEALTH CARE (CONTINUED)
Merck & Co., Inc.	2,129	$77,794
Other Securities	82,407	1,389,542
		2,418,907
INDUSTRIALS (4.9%)
Boeing Co.	1,960	106,095
General Electric Co.	11,322	171,302
United Technologies Corp.	1,439	99,881
Other Securities	82,184	1,861,902
		2,239,180
INFORMATION TECHNOLOGY (7.9%)
Apple, Inc.*	1,151	242,700
Cisco Systems, Inc.*	6,639	158,938
Google, Inc.*	253	156,855
Hewlett-Packard Co.	3,079	158,599
Int'l. Business Machines Corp.	1,413	184,962
Microsoft Corp.	6,669	203,338
Oracle Corp.	5,010	122,945
QUALCOMM, Inc.	2,263	104,686
Texas Instruments, Inc.	2,787	72,629
Other Securities	140,477	2,212,091
		3,617,743
MATERIALS (2.3%)
Monsanto Co.	884	72,267
Other Securities	64,268	970,212
		1,042,479
TELECOMMUNICATION SERVICES (1.0%)
AT&T, Inc.	4,773	133,787
Other Securities	19,144	337,877
		471,664
UTILITIES (1.3%)
Other Securities	19,304	605,804
TOTAL ACTIVE ASSETS-COMMON STOCKS (Cost: $16,885,782) 39.6%		18,075,004
ACTIVE ASSETS-CONVERTIBLE PREFERRED STOCKS:
ENERGY (0.0%) (2)
Energy XXI (Bermuda) Ltd., 7.25%	100	10,000
TOTAL ACTIVE ASSETS-CONVERTIBLE PREFERRED STOCKS (Cost: $10,000) 0.0% (2)		$10,000

	Rating**	Rate	Maturity	Face Amount	Value
ACTIVE ASSETS-LONG-TERM DEBT SECURITIES:
FINANCIALS (0.0%)
GSC Capital Corp.†(3)	NR	7.25%	07/15/10	$60,000	$0
TOTAL ACTIVE ASSETS-LONG-TERM DEBT SECURITIES (Cost: $60,000) 0.0%					0
TOTAL ACTIVE ASSETS (Cost: $16,955,782) 39.6%					18,085,004
TEMPORARY CASH INVESTMENTS (4) (Cost: $157,900) 0.4%					157,900
TOTAL INVESTMENTS (Cost: $46,550,859) 99.7%					45,390,372
OTHER NET ASSETS 0.3%					141,531
NET ASSETS 100.0%					$45,531,903

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2009

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS
CONSUMER DISCRETIONARY (9.2%)
Amazon.com, Inc.*	1,521	$204,605
Comcast Corp. Cl A	12,972	218,708
Disney (Walt) Co.	8,700	280,575
Home Depot, Inc.	7,797	225,567
McDonald's Corp.	4,903	306,143
Other Securities	119,464	3,101,023
		4,336,621
CONSUMER STAPLES (11.0%)
Altria Group, Inc.	9,461	185,719
Coca-Cola Co.	10,631	605,967
Colgate-Palmolive Co.	2,300	188,945
CVS Caremark Corp.	6,442	207,497
PepsiCo, Inc.	7,248	440,678
Philip Morris Int'l., Inc.	8,867	427,301
Proctor & Gamble Co.	13,499	818,444
Wal-Mart Stores, Inc.	9,745	520,870
Other Securities	53,164	1,797,070
		5,192,491
ENERGY (11.0%)
Chevron Corp.	9,144	703,997
ConocoPhillips	6,838	349,217
Exxon Mobil Corp.	21,788	1,485,719
Occidental Petroleum Corp.	3,628	295,138
Schlumberger Ltd.	5,448	354,610
Other Securities	51,771	2,009,828
		5,198,509
FINANCIALS (13.7%)
American Express Co.	5,460	221,239
Bank of America Corp.	44,847	675,396
Citigroup, Inc.	86,900	287,639
Goldman Sachs Group, Inc.	2,337	394,579
JPMorgan Chase & Co.	17,789	741,268
U.S. Bancorp	8,529	191,988
Wells Fargo & Co.	22,609	610,217
Other Securities	128,710	3,342,584
		6,464,910
HEALTH CARE (12.1%)
Abbott Laboratories	7,107	383,707
Amgen, Inc.*	4,524	255,923
Bristol-Myers Squibb Co.	7,741	195,460

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
HEALTH CARE (CONTINUED)
Johnson & Johnson	12,653	$814,980
Medtronic, Inc.	5,040	221,659
Merck & Co., Inc.	13,819	504,946
Pfizer, Inc.	36,639	666,463
Other Securities	65,926	2,673,906
		5,717,044
INDUSTRIALS (9.9%)
3M Co.	3,214	265,701
General Electric Co.	48,821	738,662
United Parcel Service, Inc. Cl B	4,530	259,886
United Technologies Corp.	4,284	297,352
Other Securities	65,310	3,088,275
		4,649,876
INFORMATION TECHNOLOGY (18.8%)
Apple, Inc.*	4,076	859,465
Cisco Systems, Inc.*	26,153	626,103
Google, Inc.*	1,094	678,258
Hewlett-Packard Co.	10,652	548,685
Int'l. Business Machines Corp.	5,993	784,484
Intel Corp.	24,580	501,432
Microsoft Corp.	34,781	1,060,468
Oracle Corp.	16,784	411,879
QUALCOMM, Inc.	7,604	351,761
Other Securities	139,120	3,074,432
		8,896,967
MATERIALS (3.5%)
Monsanto Co.	2,498	204,212
Other Securities	35,659	1,424,485
		1,628,697
TELECOMMUNICATION SERVICES (3.0%)
AT&T, Inc.	26,905	754,147
Verizon Communications, Inc.	12,992	430,425
Other Securities	28,360	248,713
		1,433,285
UTILITIES (3.6%)
Other Securities	51,509	1,679,588
TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $46,337,998) 95.8%		$45,197,988

	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.6%)
U.S. Treasury Bill (1)	AAA	0.06%	02/11/10	$300,000	$299,980
COMMERCIAL PAPER (3.6%)
Abbott Laboratories†	A-1+	0.05	01/04/10	880,000	879,996
Toyota Motor Credit Corp.	A-1+	0.15	01/04/10	800,000	799,990
					1,679,986
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,979,966) 4.2%					1,979,966
TOTAL INVESTMENTS (Cost: $48,317,964) 100.0%					47,177,954
OTHER NET ASSETS 0.0% (2)					9,598
NET ASSETS 100.0%					$47,187,552

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2009

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS
CONSUMER DISCRETIONARY (13.3%)
Advance Auto Parts, Inc.	4,378	$177,221
BorgWarner, Inc.	5,432	180,451
CarMax, Inc.*	9,984	242,112
Dollar Tree, Inc.*	4,076	196,871
NVR, Inc.*	279	198,288
Urban Outfitters, Inc.*	6,034	211,130
Other Securities	208,006	4,662,509
		5,868,582
CONSUMER STAPLES (3.8%)
Church & Dwight Co., Inc.	3,292	199,001
Energizer Hldgs., Inc.*	3,205	196,402
Other Securities	38,423	1,284,463
		1,679,866
ENERGY (6.4%)
Cimarex Energy Co.	3,824	202,557
Helmerich & Payne, Inc.	4,836	192,860
Newfield Exploration Co.*	5,981	288,464
Plains Exploration & Production Co.*	6,482	179,292
Pride International, Inc.*	8,011	255,631
Other Securities	71,553	1,716,080
		2,834,884
FINANCIALS (18.1%)
AMB Property Corp.	6,932	177,113
Everest Re Group Ltd.	2,801	239,990
Federal Realty Investment Trust	2,800	189,616
Liberty Property Trust	5,233	167,508
Nationwide Health Pptys., Inc.	5,287	185,997
New York Community Bancorp, Inc.	19,192	278,476
SL Green Realty Corp	3,643	183,024
Other Securities	303,803	6,606,214
		8,027,938
HEALTH CARE (11.5%)
Beckman Coulter, Inc.	3,301	216,017
Cerner Corp.*	3,117	256,965
Edwards Lifesciences Corp.*	2,636	228,937
Hologic, Inc.*	11,937	173,087
ResMed, Inc.*	3,470	181,377
Schein (Henry), Inc.*	4,173	219,500

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
HEALTH CARE (CONTINUED)
Vertex Pharmaceuticals, Inc.*	8,792	$376,737
Other Securities	112,410	3,451,648
		5,104,268
INDUSTRIALS (13.8%)
AMETEK, Inc.	4,946	189,135
Bucyrus International, Inc.	3,583	201,974
Joy Global, Inc.	4,763	245,723
Manpower, Inc.	3,642	198,780
URS Corp.*	3,880	172,738
Other Securities	180,046	5,100,838
		6,109,188
INFORMATION TECHNOLOGY (14.4%)
ANSYS, Inc.*	4,057	176,317
Avnet, Inc.*	6,992	210,879
Cree, Inc.*	4,798	270,463
Equinix, Inc.*	1,804	191,495
F5 Networks, Inc.*	3,696	195,814
Global Payments, Inc.	3,741	201,490
Lam Research Corp.*	5,910	231,731
Lender Processing Svcs., Inc.	4,495	182,767
Other Securities	262,158	4,718,668
		6,379,624
MATERIALS (6.0%)
Lubrizol Corp.	3,236	236,066
Martin Marietta Materials, Inc.	2,035	181,949
Steel Dynamics, Inc.	9,969	176,651
Other Securities	76,368	2,071,665
		2,666,331
TELECOMMUNICATION SERVICES (0.8%)
Other Securities	23,534	347,874
UTILITIES (6.4%)
MDU Resources Group	8,735	206,146
National Fuel Gas Co.	3,720	186,000
NSTAR	4,961	182,565
Oneok, Inc.	4,876	217,323
Other Securities	103,913	2,017,708
		2,809,742
TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $44,044,553) 94.5%		$41,828,297

	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.1%)
U.S. Treasury Bill (1)	AAA	0.06%	02/11/10	$500,000	$499,966
COMMERCIAL PAPER (4.1%)
Abbott Laboratories†	A-1+	0.05	01/04/10	1,000,000	999,996
Toyota Motor Credit Corp.	A-1+	0.15	01/04/10	800,000	799,990
					1,799,986
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $2,299,952) 5.2%					2,299,952
TEMPORARY CASH INVESTMENTS (4) (Cost: $67,500) 0.2%					67,500
TOTAL INVESTMENTS (Cost: $46,412,005) 99.9%					44,195,749
OTHER NET ASSETS 0.1%					59,384
NET ASSETS 100.0%					$44,255,133

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (SMALL CAP VALUE FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2009

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (6.7%)
Dillard's, Inc. Cl A	5,036	$92,914
Rent-A-Center, Inc.*	2,514	44,548
Tupperware Brands Corp.	2,005	93,373
Other Securities	3,960	57,477
		288,312
CONSUMER STAPLES (4.8%)
American Italian Pasta Co. Cl A*	3,414	118,773
Great Atlantic & Pacific Tea Co., Inc.*	4,930	58,125
Other Securities	2,365	32,729
		209,627
ENERGY (4.2%)
MarkWest Energy Partners LP	1,733	50,725
McMoRan Exploration Co.*	6,940	55,659
Other Securities	6,652	76,090
		182,474
FINANCIALS (31.0%)
Ashford Hospitality Trust, Inc.*	8,652	40,145
Aspen Insurance Hldgs. Ltd.	1,912	48,660
Brookline Bancorp, Inc.	4,898	48,539
First Niagara Financial Group, Inc.	2,716	37,780
Glacier Bancorp, Inc.	2,709	37,167
Highwoods Properties, Inc.	1,636	54,561
iShares Russell 2000 Index Fund	1,275	79,382
iShares Russell 2000 Value Index Fund	1,360	78,934
Meadowbrook Insurance Group, Inc.	5,629	41,655
MFA Financial, Inc.	5,186	38,117
NBH Hldgs. Co.†***	2,038	41,270
NewAlliance Bancshares, Inc.	4,034	48,448
ProAssurance Corp.*	931	50,004
SeaBright Insurance Hldgs., Inc.*	3,936	45,225
Senior Housing Pptys. Trust	2,036	44,527
Westamerica Bancorporation	961	53,211
Other Securities	50,648	553,275
		1,340,900
HEALTH CARE (4.8%)
Enzon Pharmaceuticals, Inc.*	9,015	94,928
Other Securities	14,491	111,778
		206,706
INDUSTRIALS (16.3%)
Actuant Corp. Cl A	2,580	47,807
Alaska Air Group, Inc.*	2,586	89,372
AZZ, Inc.*	1,543	50,456
Encore Wire Corp.	2,040	42,983
Genesee & Wyoming, Inc. Cl A*	1,433	46,773
Kaydon Corp.	1,570	56,143
Mueller Industries, Inc.	3,554	88,281
Old Dominion Freight Line, Inc.*	1,637	50,256
Orion Marine Group, Inc.*	2,320	48,859

	Shares	Value
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Tutor Perini Corp.*	2,610	$47,189
Other Securities	12,209	135,914
		704,033
INFORMATION TECHNOLOGY (8.7%)
Sybase, Inc.*	991	43,009
TIBCO Software, Inc.*	4,108	39,560
Other Securities	19,503	296,306
		378,875
MATERIALS (10.3%)
Commercial Metals Co.	3,310	51,802
Crown Hldgs., Inc.*	5,126	131,122
Cytec Industries, Inc.	1,296	47,200
Silgan Hldgs., Inc.	1,420	82,190
Taseko Mines Ltd.*	11,642	49,129
Walter Energy, Inc.	670	50,458
Other Securities	8,331	32,658
		444,559
TELECOMMUNICATION SERVICES (2.7%)
Consolidated Comms. Hldgs., Inc.	2,459	43,033
Iowa Telecommunications Svcs., Inc.	2,179	36,520
Syniverse Hldgs., Inc.*	2,251	39,347
		118,900
UTILITIES (5.5%)
Avista Corp.	2,520	54,407
Idacorp, Inc.	1,140	36,423
Northwest Natural Gas Co.	843	37,969
Unisource Energy Corp.	1,680	54,079
Other Securities	3,628	56,798
		239,676
TOTAL COMMON STOCKS (Cost: $3,822,197) 95.0%		4,114,062
CONVERTIBLE PREFERRED STOCKS:
ENERGY (0.2%)
Energy XXI (Bermuda) Ltd., 7.25%	89	8,900
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost: $8,900) 0.2%		8,900
TEMPORARY CASH INVESTMENTS (5) (Cost: $200,000) 4.6%		200,000
TOTAL INVESTMENTS (Cost: $4,031,097) 99.8%		4,322,962
OTHER NET ASSETS 0.2%		9,762
NET ASSETS 100.0%		$4,332,724

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (SMALL CAP GROWTH FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2009

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (13.5%)
California Pizza Kitchen, Inc.*	3,146	$42,314
Deckers Outdoor Corp.*	569	57,879
G-III Apparel Group Ltd.*	1,809	39,201
Grand Canyon Education, Inc.*	1,800	34,218
Gymboree Corp.*	932	40,533
OfficeMax, Inc.*	5,477	69,503
P.F. Chang's China Bistro, Inc.*	797	30,214
Shutterfly, Inc.*	1,911	34,035
Tupperware Brands Corp.	1,221	56,862
Other Securities	11,459	100,485
		505,244
CONSUMER STAPLES (2.7%)
Chattem, Inc.*	327	30,509
Pantry, Inc.*	2,350	31,937
Other Securities	3,539	36,451
		98,897
ENERGY (6.6%)
Brigham Exploration Co.*	6,099	82,637
Carrizo Oil and Gas, Inc.*	1,350	35,762
McMoRan Exploration Co.*	5,697	45,690
T-3 Energy Services, Inc.*	1,176	29,988
Other Securities	1,493	51,221
		245,298
FINANCIALS (6.1%)
iShares Russell 2000 Growth Index Fund	975	66,368
Senior Housing Pptys. Trust	1,367	29,896
Stifel Financial Corp.*	626	37,084
Other Securities	3,889	95,201
		228,549
HEALTH CARE (21.3%)
Abiomed, Inc.*	4,128	36,079
Almost Family, Inc.*	901	35,617
Alphatec Hldgs., Inc.*	6,367	34,000
Enzon Pharmaceuticals, Inc.*	5,970	62,864
Exelixis, Inc.*	4,607	33,954
Genoptix, Inc.*	991	35,210
Human Genome Sciences, Inc.*	1,314	40,208
Magellan Health Svcs., Inc.*	1,556	63,376
MedAssets, Inc.*	1,692	35,887
Neogen Corp.*	1,938	45,756
Steris Corp.	1,476	41,284
Other Securities	20,769	330,845
		795,080

	Shares	Value
COMMON STOCKS (CONTINUED):
INDUSTRIALS (12.1%)
Genesee & Wyoming, Inc. Cl A*	951	$31,041
Graham Corp.	1,871	38,730
Sun Hydraulics Corp.	1,393	36,566
Teledyne Technologies, Inc.*	989	37,938
Other Securities	18,308	306,343
		450,618
INFORMATION TECHNOLOGY (29.0%)
Ceragon Networks Ltd.*	3,062	35,948
Commvault Systems, Inc.*	1,355	32,100
DemandTec, Inc.*	3,837	33,650
Global Cash Access Hldgs., Inc.*	5,552	41,584
Informatica Corp.*	1,494	38,635
Microsemi Corp.*	1,857	32,962
Monolithic Power Systems, Inc.*	1,246	29,867
Parametric Technology Corp.*	2,753	44,984
Plexus Corp.*	1,529	43,577
Semtech Corp.*	1,844	31,366
Sourcefire, Inc.*	2,151	57,539
Super Micro Computer, Inc.*	2,706	30,091
Websense, Inc.*	2,050	35,793
Other Securities	44,495	596,518
		1,084,614
MATERIALS (4.5%)
Innophos Hldgs., Inc.	1,298	29,841
NewMarket Corp.	296	33,972
Other Securities	15,730	103,650
		167,463
TELECOMMUNICATION SERVICES (2.0%)
Consolidated Comms. Hldgs., Inc.	2,239	39,183
Syniverse Hldgs., Inc.*	1,947	34,034
		73,217
UTILITIES (0.8%)
Other Securities	1,327	28,650
TOTAL COMMON STOCKS (Cost: $3,154,087) 98.6%		3,677,630
TOTAL INVESTMENTS (Cost: $3,154,087) 98.6%		3,677,630
OTHER NET ASSETS 1.4%		53,371
NET ASSETS 100.0%		$3,731,001

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2009

	Rating**	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (31.5%)
U.S. Treasury Bond	AAA	3.50%	02/15/39	$2,000,000	$1,638,124
U.S. Treasury Note	AAA	1.00 - 3.25	12/31/11 - 05/15/19	10,750,000	10,654,369
U.S. Treasury Strip	AAA	0.00	02/15/17 - 11/15/24	10,000,000	6,845,008
					19,137,501
U.S. GOVERNMENT AGENCIES (35.8%)
MORTGAGE-BACKED OBLIGATIONS (35.8%)
FHARM	AAA	4.64 - 5.79	02/01/36 - 09/01/39	1,656,131	1,746,548
FHLMC	AAA	4.50 - 6.00	10/01/18 - 03/01/34	1,565,518	1,635,626
FNMA	AAA	4.00 - 8.00	09/01/16 - 12/25/49	15,035,790	15,783,238
GNMA (6)	AAA	5.00 - 7.00	10/16/27 - 11/15/39	2,080,498	2,208,406
Vendee Mortgage Trust (6)	AAA	5.25	01/15/32	360,964	375,628
					21,749,446
CORPORATE DEBT (31.7%)
CONSUMER DISCRETIONARY (4.9%)
Best Buy Co., Inc.	BBB-	6.75	07/15/13	250,000	274,649
Black & Decker Corp.	BBB	4.75	11/01/14	250,000	256,039
Home Depot, Inc.	BBB+	5.40	03/01/16	250,000	261,715
Johnson Controls, Inc.	BBB	4.88	09/15/13	250,000	257,139
Kohl's Corp.	BBB+	7.38	10/15/11	500,000	548,291
Leggett & Platt, Inc.	A-	4.70	04/01/13	250,000	259,947
Whirlpool Corp.	BBB-	6.50	06/15/16	250,000	260,006
Other Securities				969,034	869,187
					2,986,973
CONSUMER STAPLES (2.2%)
CVS Caremark Corp.	BBB+	6.13	08/15/16	250,000	269,208
Hershey Co.	A	4.85	08/15/15	250,000	262,076
Kraft Foods, Inc.	BBB+	5.25	10/01/13	250,000	264,184
Kroger Co.	BBB	4.95	01/15/15	250,000	262,424
Sara Lee Corp.	BBB+	6.25	09/15/11	250,000	266,724
					1,324,616
ENERGY (4.8%)
Diamond Offshore Drilling, Inc.	A-	4.88	07/01/15	250,000	263,901
Noble Corp.	A-	7.50	03/15/19	250,000	292,764
Seariver Maritime, Inc.	AAA	0.00	09/01/12	1,000,000	928,333
Weatherford Int'l. Ltd.	BBB+	5.50	02/15/16	250,000	255,954
Other Securities				1,150,000	1,153,512
					2,894,464
FINANCIALS (10.1%)
Berkley (W.R.) Corp.	BBB+	7.38	09/15/19	250,000	261,671
Berkshire Hathaway Finance	AAA	4.20	12/15/10	250,000	258,820
Capital One Bank	BBB+	5.75	09/15/10	250,000	257,757
First Horizon National Corp.	BB+	4.50	05/15/13	500,000	451,874
Fosters Finance Corp.†	BBB	6.88	06/15/11	500,000	530,794
General Electric Capital Corp.	AA+	5.45	01/15/13	500,000	531,543
GMAC LLC	CCC	0.00	12/01/12	500,000	373,750
HCP, Inc.	BBB	4.88 - 5.65	09/15/10 - 12/15/13	500,000	505,529
Shurgard Storage Centers	A-	7.75	02/22/11	250,000	263,071

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2009

	Rating**	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
FINANCIALS (CONTINUED)
Travelers Cos., Inc.	A-	5.38%	06/15/12	$250,000	$264,678
Other Securities				2,400,000	2,408,259
					6,107,746
HEALTH CARE (1.7%)
Allergan, Inc.	A	5.75	04/01/16	250,000	269,588
Fisher Scientific Int'l., Inc.	BBB+	6.13	07/01/15	250,000	257,813
Laboratory Corp. of America	BBB+	5.50	02/01/13	250,000	260,365
Wyeth	AA	5.50	03/15/13	250,000	271,822
					1,059,588
INDUSTRIALS (2.6%)
Avery Dennison Corp.	BBB	4.88	01/15/13	250,000	257,549
Union Pacific Corp.	BBB	6.13	01/15/12	300,000	326,121
Other Securities				950,000	963,252
					1,546,922
INFORMATION TECHNOLOGY (0.4%)
Cisco Systems, Inc.	A+	5.25	02/22/11	250,000	262,332
MATERIALS (2.0%)
Lubrizol Corp.	BBB	5.50	10/01/14	250,000	266,128
Martin Marietta Materials, Inc.	BBB+	6.88	04/01/11	250,000	261,419
Sonoco Products Co.	BBB+	6.50	11/15/13	250,000	268,053
Other Securities				450,000	441,887
					1,237,487
TELECOMMUNICATION SERVICES (0.5%)
Alltel Corp.	A	7.00	03/15/16	250,000	282,088
UTILITIES (2.5%)
Arizona Public Svc. Co.	BBB-	6.50	03/01/12	250,000	268,721
PPL Energy Supply LLC	BBB	5.70	10/15/15	250,000	260,023
Progress Energy Enterprise	A-	5.25	12/15/15	250,000	273,380
Virginia Electric & Power Co.	A-	4.50	12/15/10	250,000	257,111
Other Securities				450,000	454,254
					1,513,489
TOTAL LONG-TERM DEBT SECURITIES (Cost: $58,748,252) 99.0%					60,102,652
TEMPORARY CASH INVESTMENTS (4) (Cost: $177,600) 0.3%					177,600
TOTAL INVESTMENTS (Cost: $58,925,852) 99.3%					60,280,252
OTHER NET ASSETS 0.7%					450,576
NET ASSETS 100.0%					$60,730,828

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MONEY MARKET FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2009

	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (56.9%)
FHLB	AAA	0.09%	01/27/10	$5,863,000	$5,863,039
FHLB	AAA	0.10	01/22/10	200,000	199,988
FHLB	AAA	0.10	03/04/10	1,000,000	999,894
FHLB	AAA	0.10	03/12/10	4,400,000	4,398,880
FHLB	AAA	0.10	03/17/10	3,288,000	3,287,548
FHLMC	AAA	0.01	01/25/10	2,750,000	2,749,982
FHLMC	AAA	0.10	01/27/10	637,000	636,954
FHLMC	AAA	0.10	03/02/10	2,740,000	2,739,860
FHLMC	AAA	0.10	03/16/10	700,000	699,903
FHLMC	AAA	0.15	02/23/10	100,000	99,996
FHLMC	AAA	0.20	02/23/10	55,000	54,997
FNMA	AAA	0.09	02/10/10	600,000	599,984
FNMA	AAA	0.10	03/10/10	2,476,000	2,475,615
FNMA	AAA	0.10	03/15/10	300,000	299,960
FNMA	AAA	0.12	03/10/10	5,461,000	5,460,152
FNMA	AAA	0.15	03/01/10	250,000	249,988
FNMA	AAA	0.15	03/15/10	190,000	189,975
					31,006,715
COMMERCIAL PAPER (43.0%)
Abbott Laboratories†	A-1+	0.08	01/25/10	400,000	399,980
Abbott Laboratories†	A-1+	0.10	01/05/10	275,000	274,997
Abbott Laboratories†	A-1+	0.11	03/01/10	600,000	599,917
Becton, Dickinson & Co.	A-1+	0.11	01/25/10	1,400,000	1,399,897
Chevron Funding Corp.	A-1+	0.03	01/07/10	1,400,000	1,399,993
Coca-Cola Co.†	A-1	0.12	02/03/10	1,500,000	1,499,885
Danaher Corp	A-1	0.12	01/08/10	835,000	834,981
Emerson Electric†	A-1	0.07	01/20/10	1,400,000	1,399,948
Florida Power & Light Co.	A-1	0.11	01/05/10	1,400,000	1,399,983
General Electric Capital Corp.	A-1+	0.02	01/15/10	900,000	899,993
General Electric Capital Svcs.	A-1+	0.17	02/05/10	500,000	499,917
Johnson & Johnson†	A-1+	0.09	02/01/10	1,400,000	1,399,937
Madison Gas & Electric	A-1+	0.13	01/15/10	500,000	499,975
Microsoft Corp.†	A-1+	0.09	01/26/10	1,450,000	1,449,918
Nestle Capital Corp.†	A-1+	0.08	02/02/10	1,400,000	1,399,914
NetJets, Inc.†	A-1+	0.12	02/05/10	900,000	899,896
NetJets, Inc.†	A-1+	0.13	03/01/10	450,000	449,906
Novartis Finance Corp.†	A-1+	0.03	01/04/10	1,400,000	1,399,997
NSTAR Electric Co.	A-1	0.09	01/11/10	262,000	261,993
NSTAR Electric Co.	A-1	0.10	01/07/10	800,000	799,987
Toyota Motor Credit Corp.	A-1+	0.15	02/26/10	350,000	349,918
Toyota Motor Credit Corp.	A-1+	0.17	02/05/10	400,000	399,934

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MONEY MARKET FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2009

	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES (CONTINUED):
COMMERCIAL PAPER (CONTINUED)
Toyota Motor Credit Corp.	A-1+	0.18%	02/16/10	$690,000	$689,845
United Parcel Service, Inc.†	A-1+	0.07	01/04/10	1,400,000	1,399,992
Washington Gas Light Co.	A-1	0.12	01/05/10	1,400,000	1,399,981
					23,410,684
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $54,415,779) 99.9%					54,417,399
TOTAL INVESTMENTS (Cost: $54,415,779) 99.9%					54,417,399
OTHER NET ASSETS 0.1%					32,330
NET ASSETS 100.0%					$54,449,729

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2009

Abbreviations:  FHARM = Federal Home Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GMAC = General Motors Acceptance Corporation
GNMA = Government National Mortgage Association
NR = Not Rated

  "Other Securities" represent securities in the respective category that individually, or in the aggregate by issuer, do not exceed 1% of net assts.

*  Non-income producing security.

**  Ratings as per Standard & Poors Corporation.

***  This security is fair valued in accordance with procedures established by the Funds' Board of Directors.

†  Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2009, the aggregate values of these securities, and similar ones included in the Funds' "Other Securities" categories, and their percentages of the respective Funds' net assets were as follows:

Fund	Aggregate Market Value	Percentage of Net Assets
ALL AMERICA FUND	$1,642,737	3.6%
EQUITY INDEX FUND	$879,996	1.9%
MID-CAP EQUITY INDEX FUND	$999,996	2.3%
SMALL CAP VALUE FUND	$75,270	1.7%
BOND FUND	$785,875	1.3%
MONEY MARKET FUND	$12,574,287	23.1%

(1)  This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Funds as of December 31, 2009, were as follows:

Fund	Number of Contracts	Contract Type	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value(a)	Unrealized Gain(Loss)	Face Value of Futures as a Percentage of Total Investments
ALL AMERICA FUND	32	E-mini S&P 500 Stock Index	P	March 2010	$1,777,120	$11,920	3.9%
EQUITY INDEX FUND	35	E-mini S&P 500 Stock Index	P	March 2010	$1,943,725	$13,037	4.1%
MID-CAP EQUITY INDEX FUND	32	E-mini S&P MidCap 400 Stock Index	P	March 2010	$2,319,680	$68,480	5.2%

(a)  Includes the cumulative appreciation (depreciation) of futures contracts, which is included in Net Unrealized Appreciaton (Depreciation) of Investments and Futures Contracts in the Components of Net Assets section of the Statement of Assets and Liabilities. The Statements of Assets and Liabilities only include the current day's variation margin payable or receivable.

(2)  Percentage is less than 0.05%.

(3)  Issuer has filed for Chapter XI bankruptcy law (or equivalent) protection; issue is non-income producing.

(4)  The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at December 31, 2009 was 0.15%.

(5)  The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight time deposits issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at December 31, 2009 was 0.10%.

(6)  U.S. Government guaranteed security.

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MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2009

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
ASSETS:
Investments at market value (Notes 1 and 3) (Cost: All America Fund — $46,550,859 Equity Index Fund — $48,317,964 Mid-Cap Equity Index Fund — $46,412,005 Small Cap Value Fund — $4,031,097 Small Cap Growth Fund — $3,154,087 Bond Fund — $58,925,852 Money Market Fund — $54,415,779)	$45,390,372	$47,177,954	$44,195,749	$4,322,962
Cash	102,776	—	13	57
Interest and dividends receivable	54,917	61,209	40,763	5,467
Receivable for securities sold	6,137	—	122,309	4,379
Shareholder subscriptions receivable	—	—	—	—
Prepaid Expenses	—	—	—	—
TOTAL ASSETS	45,554,202	47,239,163	44,358,834	4,332,865
LIABILITIES:
Due to custodian bank	—	25,584	—	—
Payable for securities purchased	3,281	5,847	72,363	—
Payable for daily variation on futures contracts	18,240	19,950	29,440	—
Dividends payable to shareholders	—	—	—	—
Shareholder redemptions payable	—	—	1,699	—
Accrued expenses	778	230	199	141
TOTAL LIABILITIES	22,299	51,611	103,701	141
NET ASSETS	$45,531,903	$47,187,552	$44,255,133	$4,332,724
SHARES OUTSTANDING (Note 4)	5,577,500	6,018,889	4,552,247	527,781
NET ASSET VALUE PER SHARE	$8.16	$7.84	$9.72	$8.21
COMPONENTS OF NET ASSETS:
Paid-in capital	$52,145,575	$50,108,719	$46,731,049	$5,030,764
Accumulated undistributed net investment income (loss)	292,581	437,028	—	—
Accumulated undistributed net realized gain (loss) on investments and futures contracts	(5,757,686)	(2,231,222)	(328,140)	(989,905)
Net unrealized appreciation (depreciation) of investments and futures contracts	(1,148,567)	(1,126,973)	(2,147,776)	291,865
NET ASSETS	$45,531,903	$47,187,552	$44,255,133	$4,332,724

The accompanying notes are an integral part of these financial statements.

	Small Cap Growth Fund	Bond Fund	Money Market Fund
ASSETS:
Investments at market value (Notes 1 and 3) (Cost: All America Fund — $46,550,859 Equity Index Fund — $48,317,964 Mid-Cap Equity Index Fund — $46,412,005 Small Cap Value Fund — $4,031,097 Small Cap Growth Fund — $3,154,087 Bond Fund — $58,925,852 Money Market Fund — $54,415,779)	$3,677,630	$60,280,252	$54,417,399
Cash	52,572	18,208	2,056
Interest and dividends receivable	906	445,348	—
Receivable for securities sold	—	16,298	—
Shareholder subscriptions receivable	—	—	30,189
Prepaid Expenses	—	—	86
TOTAL ASSETS	3,731,108	60,760,106	54,449,730
LIABILITIES:
Due to custodian bank	—	—	—
Payable for securities purchased	—	—	—
Payable for daily variation on futures contracts	—	—	—
Dividends payable to shareholders	—	—	1
Shareholder redemptions payable	—	28,490	—
Accrued expenses	107	788	—
TOTAL LIABILITIES	107	29,278	1
NET ASSETS	$3,731,001	$60,730,828	$54,449,729
SHARES OUTSTANDING (Note 4)	441,596	6,228,893	5,173,746
NET ASSET VALUE PER SHARE	$8.45	$9.75	$10.52
COMPONENTS OF NET ASSETS:
Paid-in capital	$4,262,024	$60,804,799	$54,446,578
Accumulated undistributed net investment income (loss)	5	38,196	2,428
Accumulated undistributed net realized gain (loss) on investments and futures contracts	(1,054,571)	(1,466,567)	(897)
Net unrealized appreciation (depreciation) of investments and futures contracts	523,543	1,354,400	1,620
NET ASSETS	$3,731,001	$60,730,828	$54,449,729

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2009

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
INVESTMENT INCOME:
Dividends	$800,045	$877,298	$598,900	$75,690
Interest	1,633	3,269	3,918	164
Total investment income	801,678	880,567	602,818	75,854
EXPENSES (Note 2):
Advisory expenses	191,992	49,120	45,014	29,338
Other operating expenses:
Independent directors' fees and expenses	28,159	28,819	26,413	2,532
Custodian expenses	25,841	26,447	24,239	2,323
Accounting expenses	18,834	19,276	17,667	1,693
Transfer agent fees	29,142	29,826	27,336	2,620
Registration fees and expenses	15,901	16,274	14,916	1,430
Audit	17,139	17,541	16,077	1,541
Shareholder reports	7,225	7,394	6,777	650
Other	10,124	10,361	9,496	910
	152,365	155,938	142,921	13,699
Total expenses before reimbursement	344,357	205,058	187,935	43,037
Fee waiver and expense reimbursement (Note 2)	(152,365)	(155,938)	(142,921)	(13,699)
Net Expenses	191,992	49,120	45,014	29,338
Net Investment Income (Loss) (Note 1)	609,686	831,447	557,804	46,516
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (Note 1):
Net realized gain(loss) on:
Investment securities	(1,897,455)	(295,148)	(449,160)	(261,815)
Futures contracts	210,603	342,602	729,578	—
	(1,686,852)	47,454	280,418	(261,815)
Change in net unrealized appreciation (depreciation) of:
Investment securities	10,314,493	8,997,685	11,094,367	1,178,296
Futures contracts	13,908	23,637	10,705	—
	10,328,401	9,021,322	11,105,072	1,178,296
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	8,641,549	9,068,776	11,385,490	916,481
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,251,235	$9,900,223	$11,943,294	$962,997

The accompanying notes are an integral part of these financial statements.

	Small Cap Growth Fund	Bond Fund	Money Market Fund
INVESTMENT INCOME:
Dividends	$19,612	$—	$—
Interest	95	2,652,898	193,136
Total investment income	19,707	2,652,898	193,136
EXPENSES (Note 2):
Advisory expenses	25,076	248,081	139,272
Other operating expenses:
Independent directors' fees and expenses	2,164	40,420	50,903
Custodian expenses	1,986	37,093	46,713
Accounting expenses	1,447	27,035	34,047
Transfer agent fees	2,240	41,831	52,680
Registration fees and expenses	1,222	22,825	28,745
Audit	1,317	24,602	30,983
Shareholder reports	555	10,371	13,060
Other	778	14,532	18,301
	11,709	218,709	275,432
Total expenses before reimbursement	36,785	466,790	414,704
Fee waiver and expense reimbursement (Note 2)	(11,709)	(218,709)	(291,208)
Net Expenses	25,076	248,081	123,496
Net Investment Income (Loss) (Note 1)	(5,369)	2,404,817	69,640
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (Note 1):
Net realized gain(loss) on:
Investment securities	(273,465)	81,112	(893)
Futures contracts	—	—	—
	(273,465)	81,112	(893)
Change in net unrealized appreciation (depreciation) of:
Investment securities	1,071,027	2,426,550	(15,460)
Futures contracts	—	—	—
	1,071,027	2,426,550	(15,460)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	797,562	2,507,662	(16,353)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$792,193	$4,912,479	$53,287

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	All America Fund		Equity Index Fund		Mid-Cap Equity Index Fund		Small Cap Value Fund
	2009	2008	2009	2008	2009	2008	2009	2008
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$609,686	$838,040	$831,447	$1,000,912	$557,804	$678,555	$46,516	$45,707
Net realized gain (loss) on investments and futures contracts	(1,686,852)	(3,811,202)	47,454	(1,869,447)	280,418	448,797	(261,815)	(647,170)
Change in net unrealized appreciation (depreciation) of investments and futures contracts	10,328,401	(17,487,338)	9,021,322	(19,317,413)	11,105,072	(19,178,589)	1,178,296	(492,157)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	9,251,235	(20,460,500)	9,900,223	(20,185,948)	11,943,294	(18,051,237)	962,997	(1,093,620)
LESS: DIVIDEND DISTRIBUTIONS (Note 6):
From net investment income	(692,596)	(411,091)	(891,176)	(503,408)	(544,471)	(365,017)	(43,083)	(43,666)
From capital gains	—	(30,792)	—	—	—	(1,424,167)	—	—
Return of Capital	—	—	—	—	—	—	(1,369)	—
Total Distributions	(692,596)	(441,883)	(891,176)	(503,408)	(544,471)	(1,789,184)	(44,452)	(43,666)
CAPITAL TRANSACTIONS:
Proceeds from the sale of shares	8,913	88,321	2,553,411	2,827,602	744,716	634,383	309,790	130,000
Dividend reinvestments	688,261	439,207	869,699	493,052	541,286	1,778,182	44,452	43,666
Cost of shares redeemed	(188,169)	(1,053,913)	(1,198,789)	(1,281,680)	(603,719)	(900,770)	(11,560)	(10,544)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	509,005	(526,385)	2,224,321	2,038,974	682,283	1,511,795	342,682	163,122
NET INCREASE (DECREASE) IN NET ASSETS	9,067,644	(21,428,768)	11,233,368	(18,650,382)	12,081,106	(18,328,626)	1,261,227	(974,164)
NET ASSETS, BEGINNING OF YEAR	36,464,259	57,893,027	35,954,184	54,604,566	32,174,027	50,502,653	3,071,497	4,045,661
NET ASSETS, END OF YEAR	$45,531,903	$36,464,259	$47,187,552	$35,954,184	$44,255,133	$32,174,027	$4,332,724	$3,071,497
OTHER INFORMATION:
Capital Shares Outstanding at Beginning of Year	5,504,562	5,569,383	5,659,162	5,353,800	4,472,218	4,268,630	478,949	453,716
Shares issued	1,173	9,047	391,282	445,576	90,536	85,183	44,792	20,721
Shares issued as reinvestment of dividends	98,045	47,781	129,219	55,491	62,345	208,917	6,030	6,106
Shares redeemed	(26,280)	(121,649)	(160,774)	(195,705)	(72,852)	(90,512)	(1,990)	(1,594)
Net Increase (Decrease)	72,938	(64,821)	359,727	305,362	80,029	203,588	48,832	25,233
Capital Shares Outstanding at End of Year	5,577,500	5,504,562	6,018,889	5,659,162	4,552,247	4,472,218	527,781	478,949

The accompanying notes are an integral part of these financial statements.

	Small Cap Growth Fund		Bond Fund		Money Market Fund
	2009	2008	2009	2008	2009	2008
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$(5,369)	$1,032	$2,404,817	$2,503,056	$69,640	$2,271,947
Net realized gain (loss) on investments and futures contracts	(273,465)	(764,567)	81,112	97,251	(893)	67,166
Change in net unrealized appreciation (depreciation) of investments and futures contracts	1,071,027	(505,212)	2,426,550	(964,041)	(15,460)	17,604
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	792,193	(1,268,747)	4,912,479	1,636,266	53,287	2,356,717
LESS: DIVIDEND DISTRIBUTIONS (Note 6):
From net investment income	—	(5,897)	(2,413,598)	(2,506,549)	(90,312)	(2,301,845)
From capital gains	—	—	—	—	(9,646)	(56,815)
Return of Capital	(4,871)	—	—	—	—	—
Total Distributions	(4,871)	(5,897)	(2,413,598)	(2,506,549)	(99,958)	(2,358,660)
CAPITAL TRANSACTIONS:
Proceeds from the sale of shares	300,000	149,347	5,208,721	1,025,660	23,102,269	36,874,249
Dividend reinvestments	4,871	5,897	2,353,289	2,452,587	99,915	2,340,153
Cost of shares redeemed	(6,500)	(10,162)	(740,514)	(1,482,221)	(53,616,532)	(49,096,026)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	298,371	145,082	6,821,496	1,996,026	(30,414,348)	(9,881,624)
NET INCREASE (DECREASE) IN NET ASSETS	1,085,693	(1,129,562)	9,320,377	1,125,743	(30,461,019)	(9,883,567)
NET ASSETS, BEGINNING OF YEAR	2,645,308	3,774,870	51,410,451	50,284,708	84,910,748	94,794,315
NET ASSETS, END OF YEAR	$3,731,001	$2,645,308	$60,730,828	$51,410,451	$54,449,729	$84,910,748
OTHER INFORMATION:
Capital Shares Outstanding at Beginning of Year	399,873	378,489	5,531,665	5,317,959	8,062,304	8,986,668
Shares issued	42,196	21,911	527,792	106,815	2,193,443	3,473,833
Shares issued as reinvestment of dividends	577	891	244,008	263,002	9,491	221,985
Shares redeemed	(1,050)	(1,418)	(74,572)	(156,111)	(5,091,492)	(4,620,182)
Net Increase (Decrease)	41,723	21,384	697,228	213,706	(2,888,558)	(924,364)
Capital Shares Outstanding at End of Year	441,596	399,873	6,228,893	5,531,665	5,173,746	8,062,304

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout each of the five years ended December 31, 2009 (or since the fund's inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	All America Fund					Equity Index Fund
	Years Ended December 31,					Years Ended December 31,
Selected Per Share and Supplementary Data:	2009	2008	2007	2006	2005	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$6.62	$10.39	$10.80	$9.75	$10.05	$6.35	$10.20	$10.26	$9.04	$8.78
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	0.11	0.15	0.16	0.14	0.13	0.13	0.18	0.21	0.17	0.15
Net Realized or Unrealized Gains (or Losses) on Securities	1.56	(3.84)	0.34	1.36	0.24	1.51	(3.94)	0.39	1.22	0.26
Total From Investment Operations	1.67	(3.69)	0.50	1.50	0.37	1.64	(3.76)	0.60	1.39	0.41
Less Distributions: Dividends (From Net Investment Income)	(0.13)	(0.07)	(0.15)	(0.14)	(0.13)	(0.15)	(0.09)	(0.19)	(0.17)	(0.15)
Distributions (From Capital Gains)	—	(0.01)	(0.76)	(0.31)	(0.54)	—	—	(0.47)	—	—
Total Distributions	(0.13)	(0.08)	(0.91)	(0.45)	(0.67)	(0.15)	(0.09)	(0.66)	(0.17)	(0.15)
Net Asset Value, End of Period	$8.16	$6.62	$10.39	$10.80	$9.75	$7.84	$6.35	$10.20	$10.26	$9.04
Total Return (%)(a)	25.45	(35.72)	4.62	15.56	3.75	26.15	(37.05)	5.74	15.61	4.79
Net Assets End of Period (in millions)	45.5	36.5	57.9	68.3	54.4	47.2	36.0	54.6	77.9	59.3
Ratio of Net Income/(Loss) to Average Net Assets (%)	1.58	1.73	1.43	1.43	1.18	2.11	2.17	1.95	1.90	1.76
Ratio of Expenses to Average Net Assets (%)	0.89	0.86	0.79	0.82	0.85	0.52	0.49	0.41	0.44	0.48
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.50	0.50	0.50	0.50	0.50	0.13	0.13	0.13	0.12	0.13
Portfolio Turnover Rate (%)(b)	25.48	28.08	28.36	27.29	47.43	4.31	4.62	4.44	3.21	4.41

(a)  Total return would have been lower had certain expenses not been reduced through expense reimbursement (Note 2).

(b)  Portfolio turnover rate excludes all short-term securities.

(f)  Includes $0.01 of tax-basis return of capital distribution.

The accompanying notes are an integral part of these financial statements.

	Mid-Cap Equity Index Fund
	Years Ended December 31,
Selected Per Share and Supplementary Data:	2009	2008		2007	2006	2005
Net Asset Value, Beginning of Period	$7.19	$11.83		$12.20	$12.32	$11.69
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	0.12	0.16		0.20	0.20	0.15
Net Realized or Unrealized Gains (or Losses) on Securities	2.53	(4.38)		0.76	1.06	1.29
Total From Investment Operations	2.65	(4.22)		0.96	1.26	1.44
Less Distributions: Dividends (From Net Investment Income)	(0.12)	(0.09	)(f)	(0.19)	(0.21)	(0.15)
Distributions (From Capital Gains)	—	(0.33)		(1.14)	(1.17)	(0.66)
Total Distributions	(0.12)	(0.42)		(1.33)	(1.38)	(0.81)
Net Asset Value, End of Period	$9.72	$7.19		$11.83	$12.20	$12.32
Total Return (%)(a)	37.01	(36.19)		7.80	10.32	12.47
Net Assets End of Period (in millions)	44.3	32.2		50.5	49.9	53.6
Ratio of Net Income/(Loss) to Average Net Assets (%)	1.54	1.56		1.57	1.51	1.33
Ratio of Expenses to Average Net Assets (%)	0.52	0.49		0.41	0.44	0.46
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.13	0.13		0.13	0.12	0.13
Portfolio Turnover Rate (%)(b)	15.16	17.47		22.53	26.07	18.85

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
FINANCIAL HIGHLIGHTS (Continued)

	Small Cap Value Fund						Small Cap Growth Fund
	Year Ended December 31,				Period Ended December 31,		Year Ended December 31,				Period Ended December 31,
Selected Per Share and Supplementary Data:	2009		2008		2007(c)		2009		2008		2007(c)
Net Asset Value, Beginning of Period	$6.41		$8.92		$10.00		$6.62		$9.97		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	0.09		0.10		0.05		(0.01)		—		(0.01)
Net Realized or Unrealized Gains (or Losses) on Securities	1.80		(2.52)		(1.00)		1.85		(3.34)		0.02
Total From Investment Operations	1.89		(2.42)		(0.95)		1.84		(3.34)		0.01
Less Distributions: Dividends (From Net Investment Income)	(0.09	)(i)	(0.09	)(f)	(0.05)		(0.01	)(g)	(0.01	)(g)	(0.01)
Distributions (From Capital Gains)	—		—		(0.08)		—		—		(0.03)
Total Distributions	(0.09)		(0.09)		(0.13)		(0.01)		(0.01)		(0.04)
Net Asset Value, End of Period	$8.21		$6.41		$8.92		$8.45		$6.62		$9.97
Total Return (%)(a)	29.52		(27.13)		(9.52	)(e)	27.88		(33.52)		0.10	(e)
Net Assets End of Period (in millions)	4.3		3.1		4.0		3.7		2.6		3.8
Ratio of Net Income/(Loss) to Average Net Assets (%)	1.34		1.27		1.03	(d)	(0.18)		0.03		(0.22	)(d)
Ratio of Expenses to Average Net Assets (%)	1.24		1.21		1.29	(d)	1.24		1.21		1.30	(d)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.85		0.85		0.87	(d)	0.85		0.85		0.88	(d)
Portfolio Turnover Rate (%)(b)	37.74		58.20		60.85	(e)	93.65		93.02		68.66	(e)

(a)  Total return would have been lower had certain expenses not been reduced through expense reimbursement (Note 2).

(b)  Portfolio turnover rate excludes all short-term securities.

(c)  For the period May 1, 2007 (commencement of operations) to December 31, 2007.

(d)  Annualized.

(e)  Not annualized

(f)  Includes $0.01 of tax-basis return of capital distributions.

(g)  Represents tax-basis return of capital distributions.

(h)  Ratio of expenses to average net assets after expense reimbursement would have been 0.20% absent the September 2010 investment management fee waiver described in Note 2 to the financial statements.

(i)  Includes less than $0.005 of tax-basis return of capital distributions.

NA = Not Applicable.

The accompanying notes are an integral part of these financial statements.

	Bond Fund					Money Market Fund
	Years Ended December 31,					Years Ended December 31,
Selected Per Share and Supplementary Data:	2009	2008	2007	2006	2005	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$9.29	$9.46	$9.27	$9.26	$9.46	$10.53	$10.55	$10.54	$10.54	$10.52
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	0.41	0.46	0.41	0.39	0.37	0.01	0.25	0.53	0.51	0.32
Net Realized or Unrealized Gains (or Losses) on Securities	0.46	(0.17)	0.20	(0.01)	(0.20)	(0.01)	—	—	—	—
Total From Investment Operations	0.87	0.29	0.61	0.38	0.17	0.00	0.25	0.53	0.51	0.32
Less Distributions: Dividends (From Net Investment Income)	(0.41)	(0.46)	(0.42)	(0.37)	(0.37)	(0.01)	(0.26)	(0.52)	(0.51)	(0.30)
Distributions (From Capital Gains)	—	—	—	—	—	—	(0.01)	—	—	—
Total Distributions	(0.41)	(0.46)	(0.42)	(0.37)	(0.37)	(0.01)	(0.27)	(0.52)	(0.51)	(0.30)
Net Asset Value, End of Period	$9.75	$9.29	$9.46	$9.27	$9.26	$10.52	$10.53	$10.55	$10.54	$10.54
Total Return (%)(a)	9.46	3.25	6.67	4.26	1.80	0.07	2.46	5.12	4.91	3.06
Net Assets End of Period (in millions)	60.7	51.4	50.3	67.3	60.7	54.4	84.9	94.8	88.5	76.0
Ratio of Net Income/(Loss) to Average Net Assets (%)	4.35	4.86	4.55	4.30	3.96	0.10	2.35	4.99	4.82	3.07
Ratio of Expenses to Average Net Assets (%)	0.84	0.81	0.74	0.77	0.80	0.57	0.56	0.48	0.52	0.55
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.45	0.45	0.45	0.45	0.45	0.18 (h)	0.20	0.20	0.20	0.20
Portfolio Turnover Rate (%)(b)	27.04	8.03	26.15	16.83	13.44	NA	NA	NA	NA	NA

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

Mutual of America Institutional Funds, Inc. (the "Investment Company") was incorporated on October 27, 1994 under the laws of Maryland and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company, commonly known as a "mutual fund." At December 31, 2009, it had seven series of capital stock outstanding, each series representing respective shares of the All America Fund, Equity Index Fund, Mid-Cap Equity Index Fund, Small Cap Value Fund, Small Cap Growth Fund, Bond Fund and Money Market Fund (collectively, "the Funds"). Each Fund has its own investment objective and policies. Shares of the Funds of the Investment Company are offered on a no-load basis through its distributor, Mutual of America Securities Corporation, a registered broker-dealer and affiliate of the Investment Company's investment management adviser, Mutual of America Capital Management Corporation (the "Adviser"). The Investment Company is designed primarily as an investment vehicle for institutional investors, such as endowments, foundations, corporations, municipalities and other public entities.

The All America Fund and Bond Fund commenced operations on May 1, 1996. The Money Market Fund commenced operations on May 1, 1997, the Equity Index Fund commenced operations on May 3, 1999, and the Mid-Cap Equity Index Fund commenced operations on September 1, 2000. The Small Cap Value and Small Cap Growth Funds commenced operations on May 1, 2007.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results, however, may differ from those estimates.

The following is a summary of the significant accounting policies consistently followed by the Investment Company, which are in conformity with U.S. generally accepted accounting principles ("GAAP"):

Fair Value — The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. The three levels are as follows:

•  Level 1 — quoted prices in active markets for identical securities.

•  Level 2 — other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of December 31, 2009, management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of non-registered securities under Rule 144A of the Securities Act of 1933 which were considered Level 2. In addition, certain Rule 144A securities not actively traded were considered Level 3. Fair value inputs for all debt securities were considered Level 2. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

The following is a summary of the inputs used to value the Funds' investments as of December 31, 2009, by Fair Value Topic valuation hierarchy:

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs		Level 3 — Significant Unobservable Inputs		Total
Investments at Market Value: (See Portfolios of Investments for More Details)
All America Fund
Common Stock-Indexed	$25,347,495	—		—		$25,347,495
Common Stock-Active	$17,932,260	$21,750	(1)	$120,994	(2)	$18,075,004
Convertible Preferred Stock	—	$10,000		—		$10,000
Short-Term Debt	—	$1,799,973		—		$1,799,973
Temporary Cash Investments	—	$157,900		—		$157,900
	$43,279,755	$1,989,623		$120,994		$45,390,372
Equity Index Fund
Common Stock	$45,197,988	—		—		$45,197,988
Short-Term Debt Securities	—	$1,979,966		—		$1,979,966
	$45,197,988	$1,979,966		—		$47,177,954
Mid-Cap Equity Index Fund
Common Stock	$41,828,297	—		—		$41,828,297
Short-Term Debt Securities	—	$2,299,952		—		$2,299,952
Temporary Cash Investments	—	$67,500		—		$67,500
	$41,828,297	$2,367,452		—		$44,195,749
Small Cap Value Fund
Common Stock	$4,038,792	—		$75,270	(3)	$4,114,062
Convertible Preferred Stock	—	$8,900		—		$8,900
Temporary Cash Investments	—	$200,000		—		$200,000
	$4,038,792	$208,900		$75,270		$4,322,962
Small Cap Growth Fund
Common Stock	$3,677,630	—		—		$3,677,630
Bond Fund
U.S. Government Debt	—	$19,137,501		—		$19,137,501
U.S. Agency Residential Mortgage-Backed Obligations	—	$21,749,446		—		$21,749,446
Corporate Debt	—	$19,215,705		—		$19,215,705
Temporary Cash Investments	—	$177,600		—		$177,600
	—	$60,280,252		—		$60,280,252
Money Market Fund
U.S. Government AgencyDebt	—	$31,006,715		—		$31,006,715
Commercial Paper	—	$23,410,684		—		$23,410,684
	—	$54,417,399		—		$54,417,399
Other Financial Instruments:*
All America Fund	$11,920	—		—		$11,920
Equity Index Fund	$13,037	—		—		$13,037
Mid-Cap Equity Index Fund	$68,480	—		—		$68,480

*    Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

(1)  Reflects one security included in "Other Securities" in the Energy section of the active asset segment of the All America Fund.

(2)  Reflects two securities included in "Other Securities" in the Financials section of the active asset segment of the All America Fund.

(3)  Reflects one security, issued by NBH Holdings, with a fair value of $41,270 listed in the Financials section of the Small Cap Value Fund and one security, with a fair value of $34,000 included in "Other Securities" in the Financials section of the Fund.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

	Fair Value Measurement Using Significant Unobservable Inputs (Level 3) for the Year Ended December 31, 2009
	Balance December 31, 2008	Realized and Unrealized Gains (Losses)(a)	Net Transfers In/(Out) of Level 3	Balance December 31, 2009	Unrealized Gains/(Losses) of Level 3 Assets Held as of December 31, 2009 Included in Statement of Operations
All America Fund	$106,202	—	$14,792	$120,994	$654
Small Cap Value Fund	$34,000	—	41,270	$75,270	$510

(a)  Unrealized gains and losses on Level 3 securities are included in Change in Net Unrealized Appreciation (Depreciation) of Investments in the Statements of Operations

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2010-06, "Improving Disclosures About Fair Value Measurements." The ASU clarifies existing disclosure regarding fair value measurements. Additionally, effective for interim and annual reporting periods beginning after December 15, 2009, the ASU requires entities to disclose significant transfers into and out of Level 1 and 2 fair value hierarchies and the reasons for those transfers. Effective for interim and annual reporting periods beginning after December 15, 2010, the ASU also requires entities to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross basis, as opposed to the current net number. Management is currently evaluating the impact of ASU 2010-06 on the disclosures of fair value of the Funds' investments.

Security Valuation — Investment securities are carried at fair value as follows:

Exchange-traded equity securities are valued at the last sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price provided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company. The Advisor uses a market approach to calculate fair value for equity securities which are categorized as Level 3 above. The Adviser's valuation is primarily based on information regarding the specific equity issuer, such as financial statements, the relationship of per-share book value to the last trade price and operating information. The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities is computed on the basis of amortized cost at the time of sale. Realized gain and loss on the sale of common stock is based on the identified cost basis of the security determined on a first-in, first-out ("FIFO") basis.

Futures Contracts — The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed asset portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized gain or loss on the contract is included in Net Unrealized Appreciation (Depreciation) of Investments in the Components of Net Assets section of the Statement of Assets and Liabilities. Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized gains or losses are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or deprecation of futures contracts is recorded in the Statement of Operations. When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statement of Operations, equal to the net variation margin received or paid over the period the contract was outstanding.

The "Underlying Face Amount at Value" (appearing in the "Notes to the Summary Portfolios of Investments in Securities"), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Fund's exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the year ended December 31, 2009, the Equity Index Fund, Mid-Cap Equity Index Fund and the All America Fund purchased futures contracts with total principal amounts of $10,570,518, $15,058,010 and $5,713,633, respectively.

Investment Income — Interest income, accretion of discount and amortization of premium are recorded on an accrual basis using the effective interest method. A debt obligation may cease accrual of income and result in a reduction to interest income when the collection of all or a portion of current and past due interest is in doubt. Dividend income is recorded on the ex-dividend date. Foreign source tax withheld from dividends is recorded as a reduction from dividend income. Should reclamation succeed, such amounts are recorded as income upon collection.

Expenses — Each of the funds of the Investment Company is charged for those expenses which can be directly attributed to a fund's operation. Expenses which cannot be so attributed are generally allocated among the funds based on relative net assets.

Distributions to Shareholders ("Dividends") — Distributions to shareholders are recorded on the ex-dividend date. It is the Investment Company's policy to make semi-annual distributions of its net investment income and annual distributions of net realized gains, if any, in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Accordingly, periodic reclassifications are made within the Funds' capital accounts to reflect income and gains available for distribution under income tax regulations. These reclassifications have no impact on net assets.

Federal Income Taxes — The Investment Company intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

GAAP requires the evaluation of tax positions taken in the course of preparing a fund's tax return to determine whether it is "more-likely-than-not" that tax positions taken in the fund's tax return will be ultimately sustained, and, if not, a tax liability and expense is recorded.

As of December 31, 2009, management has evaluated the tax positions taken on the Funds' tax returns for all open tax years and has concluded that no tax provision is required in any of the Funds' financial statements. Each Fund's federal and state income, franchise and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

At December 31, 2009, the Funds had the following capital loss carryforwards to offset net capital gains, to the extent provided by Federal income tax regulations, which if unused will expire on the dates noted. In addition, the All America and Small Cap Value Funds generated a post-October 2009 net capital loss of $83,831 and $14,668, respectively, which if unused will expire on December 31, 2018.

Expiring on December 31	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
2009	$0	$0	$0	$0
2010	0	0	0	0
2011	0	0	0	0
2012	0	0	0	0
2013	0	0	0	0
2014	0	0	0	0
2015	0	0	0	0
2016	2,764,583	1,668,092	0	606,778
2017	2,440,559	113,774	0	336,062
Total	$5,205,142	$1,781,866	$0	$942,840

Expiring on December 31	Small Cap Growth Fund	Bond Fund	Money Market Fund
2009	$0	$0	$0
2010	0	0	0
2011	0	1,252,505	0
2012	0	0	0
2013	0	24,447	0
2014	0	189,614	0
2015	0	0	0
2016	495,446	0	0
2017	547,447	0	893
Total	$1,042,893	$1,466,566	$893

2.  EXPENSES AND OTHER TRANSACTIONS WITH AFFILIATES

The Investment Company has entered into an Investment Advisory agreement with the Adviser. Each fund accrues a fee payable to the Adviser for investment management services that the Adviser provides to the Investment Company. The fee is calculated as a daily charge, at annual rates of .85%, of the value of the net assets for the Small Cap Value and Small Cap Growth Funds, .50% of the value of the net assets for the All America Fund, .125% of the value of the net assets for the Equity Index and Mid-Cap Equity Index Funds, .45% of the value of the net assets for the Bond Fund and .20% of the value of the net assets for the Money Market Fund. Effective September 1, 2009, the Adviser to the Money Market Fund agreed to waive as much of its fee as necessary in order to cause the cumulative total investment return as of September 3, 2009, net of fees and expenses, to be no less than zero. Thereafter, the Adviser has also agreed to waive as much of its fee as necessary in order to cause the cumulative monthly total investment return, net of fees and expenses, to be no less than zero. Accordingly, during the period from September 3, 2009 through December 31, 2009, the Adviser's fee for the Money Market Fund ranged from 0% to .18%.

Under a Sub-Advisory Agreement for the All America Fund, through July 27, 2005 the Adviser delegated investment advisory responsibilities to a subadviser responsible for providing management services for a portion of the Fund's assets. The Adviser (not the Fund) was responsible for compensation payable under such Sub-Advisory Agreement.

The Adviser's contractual expense limitation agreement, effective April 1, 2002, which limits each fund's total expenses (excluding brokerage commissions, transfer taxes/fees and extraordinary expenses) to its respective investment management fee, remains in effect through April 30, 2010. Effective May 1, 2010, a new expense limitation agreement will go into effect. The new agreement will only limit the Equity Index and Mid-Cap Equity Index Funds'

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Continued)

2.  EXPENSES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

total expenses (excluding brokerage commissions, transfer taxes/fees and extraordinary expenses) to their respective investment management fee. The other funds' expenses will not be limited. However, the Money Market Fund's total fees and expenses will be subject to the September 1, 2009 limitation outlined above until such time as it is revoked. The May 1, 2010 expense limitation agreement will remain in effect through the remainder of 2010 and will continue into successive calendar years unless the Adviser gives two weeks advance notice before the beginning of a calendar year to terminate the agreement.

The Investment Company has an Investment Accounting Agreement with the Adviser, pursuant to which the Adviser has agreed to serve as investment accounting and recordkeeping agent for the funds and to calculate the net asset values of the funds. The compensation paid by the funds for these services is subject to the expense reimbursement agreement of the Adviser described above.

3.  INVESTMENTS

The cost of investment purchases and proceeds from sales of investments, excluding short-term investments, U.S. Government Securities and futures contracts, for the year ended December 31, 2009 were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Cost of investment purchases	$9,410,867	$6,005,738	$7,729,734	$1,477,763
Proceeds from sales of investments	$9,543,838	$1,602,259	$5,045,544	$1,226,663

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Cost of investment purchases	$2,937,389	$1,013,376	$—
Proceeds from sales of investments	$2,649,698	$2,499,140	$—

The cost of investment purchases and proceeds from sales of U.S. Government (excluding short-term) securities were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Cost of investment purchases	$—	$—	$—	$—
Proceeds from sales of investments	$—	$—	$—	$—

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Cost of investment purchases	$—	$19,915,376	$—
Proceeds from sales of investments	$—	$2,874,481	$—

For the Money Market Fund the cost of short-term securities, including U.S. Government Securities, purchased was $851,692,108; net proceeds from sales were $882,333,180.

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at December 31, 2009 for each of the Funds were as follows. Differences with amounts reflected in the Statements of Assets and Liabilities arise principally from wash sales and the tax treatment of distributions from Real Estate Investment Trusts (REITs).

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Continued)

3.  INVESTMENTS (CONTINUED)

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Unrealized Appreciation	$6,995,728	$7,391,042	$5,279,339	$636,843
Unrealized Depreciation	(8,613,005)	(8,967,371)	(7,816,835)	(377,375)
Net	$(1,617,277)	$(1,576,329)	$(2,537,496)	$259,468
Cost of Investments	$47,007,649	$48,754,283	$46,733,245	$4,063,494

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Unrealized Appreciation	$659,459	$1,926,536	$1,886
Unrealized Depreciation	(147,589)	(572,137)	(268)
Net	$511,870	$1,354,399	$1,618
Cost of Investments	$3,165,760	$58,925,853	$54,415,781

4.  CAPITAL SHARE ACTIVITY AND AFFILIATED OWNERSHIP

At December 31, 2009, one billion shares of common stock (par value of $.01 per share) had been authorized for the Investment Company. The Board of Directors has allocated 25 million shares to the All America Fund, 15 million shares each to the Equity Index, Bond and Money Market Funds, and 10 million shares each to the Small Cap Value, Small Cap Growth and Mid-Cap Equity Index Funds.

As of December 31, 2009, Mutual of America Life Insurance Company and its subsidiaries (affiliates of the Adviser) were shareholders of the following percentage of each fund's outstanding shares:

All America Fund	42%
Equity Index Fund	0%
Mid-Cap Equity Index Fund	71%
Small Cap Value Fund	39%
Small Cap Growth	46%
Bond Fund	14%
Money Market Fund	2%

5.  FUND OWNERSHIP

In addition to the affiliated ownership as described in Note 4 above, other beneficial ownerships (shareholders owning five percent or more of a fund's outstanding shares) at December 31, 2009 were as follows:

All America Fund: three shareholders owning 23%, 19% and 9%, respectively.

Equity Index Fund: three shareholders owning 54%, 22% and 9%, respectively.

Mid-Cap Equity Index Fund: one shareholder owning 22%.

Small Cap Value Fund: two shareholders owning 48% and 5%, respectively.

Small Cap Growth Fund: one shareholder owning 43%.

Bond Fund: one shareholder owning 67%.

Money Market Fund: two shareholders owning 9% and 6%, respectively.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Continued)

6.  DIVIDENDS

On December 31, 2009, dividend distributions from net investment income and, as applicable, from net realized gains on investment transactions, were declared and paid for each of the Funds. Additionally, remaining required distributions relating to 2008 were made in accordance with Internal Revenue Code Section 855(a) and paid on August 7, 2009. Finally, on June 30, 2009, dividend distributions from net investment income were declared and paid for each of the Funds. Pursuant to shareholders' instructions, substantially all dividend distributions throughout 2009 and 2008 were immediately reinvested into their respective Funds. The tax character of the distributions paid during 2009 and 2008 were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Ordinary income (a)
2009	$692,596	$891,176	$544,471	$43,083
2008	$441,883	$503,408	$645,993	$40,854
Long-term capital gains (b)
2009	$0	$0	$0	$0
2008	$0	$0	$1,115,889	$0
Return of Capital
2009	$0	$0	$0	$1,369
2008	$0	$0	$27,302	$2,812

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Ordinary income (a)
2009	$0	$2,413,598	$99,958
2008	$0	$2,506,549	$2,358,660
Long-term capital gains (b)
2009	$0	$0	$0
2008	$0	$0	$0
Return of Capital
2009	$4,871	$0	$0
2008	$5,897	$0	$0

Notes:

(a)  Includes distributions from fund-level net short-term capital gains.

(b)  To the extent reported, each fund designates these amounts as capital gain dividends for Federal income tax purposes.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Continued)

6.  DIVIDENDS (CONTINUED)

Undistributed net income and gains (losses) — As of December 31, 2009, undistributed net income and undistributed accumulated gain (loss) on a tax basis were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Accumulated undistributed net investment income	$292,579	$437,028	$61,580	$0
Accumulated undistributed realized gain (loss) on investments and futures contracts	$(5,288,973)	$(1,781,866)	$0	$(957,508)
Net unrealized appreciation (depreciation) of investments and futures contracts	$(1,617,277)	$(1,576,329)	$(2,537,496)	$259,468

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Accumulated undistributed net investment income	$0	$38,196	$2,423
Accumulated undistributed realized gain (loss) on investments and futures contracts	$(1,042,893)	$(1,466,566)	$(893)
Net unrealized appreciation (depreciation) of investments and futures contracts	$511,870	$1,354,399	$1,618

The difference between the components of distributable earnings on a tax basis and the amounts reflected in the statements of assets and liabilities are primarily due to wash sales, post-October losses and the Federal income tax treatment of futures contracts.

Reclassifications — Periodically, the funds may reclassify book to tax differences as a result of differences arising in the accounting for REIT securities and fund distributions for Federal income tax purposes versus financial reporting purposes. Each fund's net assets are not affected by these reclassifications.

During the year ended December 31, 2009, each Fund reclassified the following book to tax differences.

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Accumulated undistributed net investment income	$(8,122)	$10,723	$(13,333)	$(2,064)
Accumulated undistributed net realized gain (loss) on investments and futures contracts	8,122	(10,723)	13,099	3,433
Paid in capital	$0	$0	$234	$(1,369)

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Accumulated undistributed net investment income	$10,240	$0	$0
Accumulated undistributed net realized gain (loss) on investments and futures contracts	505	0	0
Paid in capital	$(10,745)	$0	$0

7.  SUBSEQUENT EVENTS

Management has considered any events that occurred subsequent to December 31, 2009, the date of the Investment Company's financial statements, through the date of the issuance of the financial statements, to determine whether any of those events impacted the financial statements. Management determined that no events have occurred subsequent to the date of the Investment Company's financial statements that have significantly impacted the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Shareholders and Board of Directors
of Mutual of America Institutional Funds, Inc.:

We have audited the accompanying statements of assets and liabilities of Mutual of America Institutional Funds, Inc. (comprised of: All America Fund, Equity Index Fund, Mid-Cap Equity Index Fund, Small Cap Value Fund, Small Cap Growth Fund, Bond Fund and Money Market Fund, (collectively, the "Funds")), including the portfolio of investments in securities for the Money Market Fund, and the summary portfolios of investments in securities for each of the remaining Funds as of December 31, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or period in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Funds of Mutual of America Institutional Funds, Inc., as of December 31, 2009, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or period in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
February 26, 2010

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

Directors and Officers — unaudited

The tables below show information about the Directors and officers of the Investment Company. The address of each Director and officer is c/o the Investment Company, 320 Park Avenue, New York, New York 10022. The Investment Company does not hold annual meetings of shareholders, and each Director has been elected by shareholders to serve until a successor is duly elected at a meeting of shareholders called for the purpose of electing directors. Each officer of the Investment Company has been elected by the Board of Directors to serve until a successor is duly elected. The Independent Directors do not serve as directors of any other fund that is affiliated with the Adviser or Mutual of America with the sole exception of Patrick J. Waide, Jr., who serves on the boards of Mutual of America Investment Corporation and Mutual of America Institutional Funds, Inc. The Interested Directors and officers of the Investment Company do not receive compensation from the Investment Company for their service. The Investment Company's Statement of Additional Information ("SAI"), filed with the Securities and Exchange Commission, contains additional information about the Investment Company's Directors and officers. A copy of the latest SAI can be obtained, without charge, by calling 1-800-914-8716.

Independent Directors

Name and Age	Length of Time Served	Principal Occupation(s) in Past Five Years	Other Directorships Held by Director
George E. Barker, age 77	since February 2008	Executive Vice President, International Development, American Cancer Society, 2001-2005	Trustee, U.S. Army War College Foundation; Trustee, Col. John Warren Pershing Estate Foundation; Vice President, Executive Committee, Soldiers, Sailors, Marine, Airman and Coast Guard Club of New York City

Carolyn N. Dolan, age 63	since May 2008	Founding Principal and Portfolio Manager, Samson Capital Advisors LLC, 2004 to present; prior thereto, Senior Managing Director, Offit Investment Group	Trustee, Fordham University

John T. Sharkey, age 73	since 1996	Chairman & CEO, Kane, Saunders & Smart	Director, Michael Smurfit Graduate School of Business (Dublin, Ireland)

John Silber age 83	since 1996	Professor & President Emeritus Boston University	None

Patrick J. Waide, Jr. age 72	since 1996		Trustee, John Simon Guggenheim Memorial Foundation; Director, The National Catholic Reporter Publishing Company; Director, Mutual of America Investment Corporation

Independent Directors

Name and Age	Length of Time Served	Principal Occupation(s) in Past Five Years	Other Directorships Held by Director
John R. Greed Chairman of the Board, President and Chief Executive Officer age 49	since September 2003	Senior Executive Vice President and Chief Financial Officer, Mutual of America and Mutual of America Holding Company, Inc. since December 2007; prior thereto, Senior Executive Vice President and Treasurer; Senior Executive Vice President, Chief Financial Officer and Treasurer, Mutual of America Investment Corporation and Mutual of America Capital Management Corporation	Mutual of America Holding Company, Inc.

Mr. Greed is considered an "interested person" of the Investment Company because of his position as an officer of the Investment Company's shareholder and affiliate of the Adviser.

Officers

Name, Position and Age	Length of Time Served	Principal Occupation(s) in Past Five Years	Other Directorships Held by Director
James J. Roth Senior Executive Vice President and General Counsel, age 60	since May 2009	Senior Executive Vice President and General Counsel, Mutual of America, Mutual of America Capital Management Corporation, Mutual of America Securities Corporation, [Mutual of America Investment Corporation,] and Mutual of America Institutional Funds, Inc; Chairman, President and Chief Executive Officer, Mutual of America Holding Company, Inc.	Mutual of America; Mutual of America Holding Company, Inc.

George Medlin Executive Vice President, Chief Financial Officer and Treasurer, age 57	since February 2008	Executive Vice President and Treasurer, Mutual of America since December 2007; prior thereto, Executive Vice President, Internal Audit, Mutual of America	Director and Board Treasurer, Nassau County Coalition Against Domestic Violence

Thomas L. Martin Executive Vice President and Secretary, age 60	since August 2003	Executive Vice President and Deputy General Counsel, Mutual of America since November 2008; prior thereto, Senior Vice President and Associate General Counsel	None

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
ADDITIONAL INFORMATION

Quarterly Portfolio Schedule

Included in this Annual Report are summary schedules of Mutual of America Institutional Funds, Inc.'s ("Investment Company") Fund portfolio holdings as of December 31, 2009. The Investment Company files complete schedules of Fund portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q and for the second and fourth quarters of each fiscal year on Form N-CSR. The Forms N-Q and N-CSR are available on the SEC's website at http://www.sec.gov. Additionally, the Forms N-Q and N-CSR may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies and Procedures

A copy of the Investment Company's proxy voting policies and procedures can be obtained free of charge by calling 1-800-914-8716. It is also available on the SEC's website at http://www.sec.gov.

Information regarding how the Investment Company voted proxies relating to portfolio securities during the 12-month period ended June 30, 2008 is available without charge by calling 1-800-914-8716. It is also available on the SEC website.

Code of Ethics

The Investment Company has adopted a Code of Ethics that complies with Rule 17j-1 of the Investment Company Act of 1940 and with the requirements of the Sarbanes-Oxley Act of 2002. A copy of the Code of Ethics is available free of charge, upon request. To obtain a free copy of the Code of Ethics, please call (212) 224-1568 or write to:

Ms. Kathryn Lu
Chief Compliance Officer
Mutual of America Institutional Funds, Inc.
320 Park Avenue
New York, NY 10022-6839

Supplemental Dividend Information — Unaudited

The Bond, Money Market and Small Cap Growth Funds' dividend distributions do not qualify for the corporate dividends received deduction. For the All America, Equity Index, Mid-Cap Equity Index and Small Cap Value Funds, 100%, 99.9%, 56.6% and 96.9%, respectively of the Funds' ordinary income qualifies for the corporate dividends received deduction.

In 2009, none of the funds designated long-term capital gains dividends for Federal income tax purposes.

MUTUAL OF AMERICA
INSTITUTIONAL
FUNDS, INC.

Distributed by:

MUTUAL OF AMERICA SECURITIES CORPORATION
320 PARK AVENUE
NEW YORK, NY 10022-6839
800-914-8716

ITEM 2.    CODE OF ETHICS.

Mutual of America Institutional Funds, Inc. has adopted a Code of Ethics that applies to its principal executive and financial officers, as well as all Access Persons as defined under Rule 17j-1 of the Investment Company Act of 1940.  The Code consists of two sections.  The first section, designated as Section A, is the Code of Ethics required under Rule 17j-1.  Section A requires those subject to it to submit periodic reports detailing their securities holdings and transactions (subject to several exemptions contained in the rules) and requires pre-approval for certain securities transactions by such persons, including purchases and sales of reportable securities, investments in initial public offerings and private placements.

The second section, designated as Section B, is to assure compliance with the Code of Ethics requirements of Section 406 of the Sarbanes-Oxley Act of 2002.  It applies specifically to the Corporation’s principal executive and financial officers.

The two sections are not mutually exclusive and must be observed independently by each person to whom they are intended to apply.  Section A applies to all individuals while Section B applies to the individuals designated in Section B.  Both Sections explicitly require those individuals subject to the provisions of the Code of Ethics to promptly report violations of the Code of Ethics to the Chief Compliance Officer.

There have been no amendments to Sections A or B during the period covered by this report.

The Annual Report to Shareholders includes information on how to obtain a copy of the Code of Ethics at no charge.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1)     Mutual of America Institutional Funds, Inc.’s Board of Directors has determined that one audit committee financial expert serves on its Audit Committee.

(a) (2)   The audit committee financial expert is Patrick J. Waide, Jr.  He was Senior Vice-President, Administration at Sullivan & Company until March 1998; Director of the Drucker Foundation from 1996-1999 and President, Drucker Foundation in 1999.  Mr. Waide is considered an independent director.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Aggregate Audit Fees:

2009: $109,200

2008: $110,760

(b), (c), (d) There were no Audit-Related, Tax or Other Fees.

(e) All non-audit fees are pre-approved by the Audit Committee in advance.

(f), (g), (h) Not applicable.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    INVESTMENTS.

(a) Schedule I — Portfolios of Investments in Securities follows:

(b) Not applicable.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.  -  ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2009

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (5.3%)
Abercrombie & Fitch Co. Cl A	230	8,016
Amazon.com, Inc.*	853	114,746
Apollo Group, Inc.*	324	19,628
AutoNation, Inc.*	234	4,481
AutoZone, Inc.*	77	12,171
Bed Bath & Beyond, Inc.*	675	26,075
Best Buy Co., Inc.	899	35,475
Big Lots, Inc.*	210	6,086
Black & Decker Corp.	155	10,049
Carnival Corp.*	1,161	36,792
CBS Corp. Cl B	1,731	24,321
Coach, Inc.	826	30,174
Comcast Corp. Cl A	7,275	122,657
D.R. Horton, Inc.	705	7,663
Darden Restaurants, Inc.	336	11,784
DeVry, Inc.	159	9,020
DIRECTV Group, Inc.*	2,422	80,774
Disney (Walt) Co.	4,879	157,348
Eastman Kodak Co.*	684	2,886
Expedia, Inc.*	542	13,935
Family Dollar Stores, Inc.	355	9,880
Ford Motor Co.*	8,251	82,510
Fortune Brands, Inc.	388	16,762
GameStop Corp. Cl A*	422	9,259
Gannett Co., Inc.	612	9,088
Gap, Inc.	1,246	26,104
Genuine Parts Co.	408	15,488
Goodyear Tire & Rubber Co.*	614	8,657
H&R Block, Inc.	850	19,227
Harley-Davidson, Inc.	598	15,070
Harman Int’l. Industries, Inc.	178	6,280
Hasbro, Inc.	320	10,259
Home Depot, Inc.	4,372	126,482
International Game Technology	748	14,040
Interpublic Group of Cos., Inc.*	1,236	9,122
Johnson Controls, Inc.	1,705	46,444
Kohl’s Corp.*	787	42,443
Leggett & Platt, Inc.	389	7,936
Lennar Corp. Cl A	416	5,312
Limited Brands, Inc.	685	13,179
Lowe’s Cos., Inc.	3,773	88,250
Macy’s, Inc	1,076	18,034
Marriott International, Inc. Cl A	650	17,713
Mattel, Inc.	928	18,541
McDonald’s Corp.	2,750	171,710

McGraw-Hill Cos., Inc.	809	27,110
Meredith Corp.	94	2,900
New York Times Co. Cl A*	298	3,683
Newell Rubbermaid, Inc.	700	10,507
News Corp. Cl A	5,720	78,307
NIKE, Inc. Cl B	973	64,286
Nordstrom, Inc.	422	15,859
O’Reilly Automotive, Inc.*	351	13,380
Office Depot, Inc.*	702	4,528
Omnicom Group, Inc.	785	30,733
Penney (J.C.) Co., Inc.	602	16,019
Polo Ralph Lauren Corp.	147	11,904
Priceline.com, Inc.*	113	24,691
Pulte Homes, Inc.*	812	8,120
RadioShack Corp.	322	6,279
Ross Stores, Inc.	321	13,710
Scripps Networks Interactive, Inc. Cl A	229	9,504
Sears Hldgs. Corp.*	124	10,348
Sherwin-Williams Co.	243	14,981
Staples, Inc.	1,861	45,762
Starbucks Corp.*	1,814	41,831
Starwood Hotels & Resorts	481	17,590
Target Corp.	1,908	92,290
Tiffany & Co.	320	13,760
Time Warner Cable, Inc.	917	37,955
Time Warner, Inc.	3,016	87,886
TJX Cos., Inc.	1,074	39,255
V.F. Corp.	229	16,772
Viacom, Inc. Cl B*	1,565	46,527
Washington Post Co. Cl B	16	7,034
Whirlpool Corp.	189	15,245
Wyndham Worldwide Corp.	458	9,238
Wynn Resorts Ltd.	179	10,423
Yum! Brands, Inc.	1,192	41,684
		2,431,972
CONSUMER STAPLES (6.4%)
Altria Group, Inc.	5,306	104,157
Archer-Daniels-Midland Co.	1,652	51,724
Avon Products, Inc.	1,094	34,461
Brown-Forman Corp. Cl B	282	15,107
Campbell Soup Co.	493	16,663
Clorox Co.	359	21,899
Coca-Cola Co.	5,961	339,777
Coca-Cola Enterprises, Inc.	814	17,257
Colgate-Palmolive Co.	1,290	105,974
ConAgra Foods, Inc.	1,138	26,231
Constellation Brands, Inc. Cl A*	506	8,061
Costco Wholesale Corp.	1,112	65,797

CVS Caremark Corp.	3,612	116,343
Dean Foods Co.*	458	8,262
Dr. Pepper Snapple Group, Inc.	653	18,480
Estee Lauder Cos., Inc. Cl A	306	14,798
General Mills, Inc.	844	59,764
Heinz (H.J.) Co.	819	35,020
Hershey Co.	431	15,425
Hormel Foods Corp.	179	6,883
J.M. Smucker Co.	305	18,834
Kellogg Co.	657	34,952
Kimberly-Clark Corp.	1,075	68,488
Kraft Foods, Inc. Cl A	3,780	102,740
Kroger Co.	1,690	34,696
Lorillard, Inc.	418	33,536
McCormick & Co., Inc.	336	12,140
Mead Johnson Nutrition Co.*	520	22,532
Molson Coors Brewing Co. Cl B	403	18,199
Pepsi Bottling Group, Inc.	372	13,950
PepsiCo, Inc.	4,064	247,091
Philip Morris Int’l., Inc.	4,972	239,601
Proctor & Gamble Co.	7,570	458,969
Reynolds American, Inc.	433	22,936
Safeway, Inc.	1,056	22,482
Sara Lee Corp.	1,807	22,009
SUPERVALU, Inc.	548	6,965
Sysco Corp.	1,547	43,223
Tyson Foods, Inc. Cl A	784	9,620
Wal-Mart Stores, Inc.	5,465	292,104
Walgreen Co.	2,579	94,701
Whole Foods Market, Inc.*	364	9,992
		2,911,843
ENERGY (6.4%)
Anadarko Petroleum Corp.	1,267	79,086
Apache Corp.	862	88,933
Baker Hughes, Inc.	805	32,586
BJ Services Co.	762	14,173
Cabot Oil & Gas Corp.	262	11,421
Cameron International Corp.*	622	26,000
Chesapeake Energy Corp.	1,591	41,175
Chevron Corp.	5,127	394,728
ConocoPhillips	3,834	195,802
Consol Energy, Inc.	452	22,510
Denbury Resources, Inc.*	628	9,294
Devon Energy Corp.	1,122	82,467
Diamond Offshore Drilling, Inc.	179	17,617
El Paso Corp.	1,788	17,576
EOG Resources, Inc.	641	62,369
Exxon Mobil Corp.	12,218	833,140

FMC Technologies, Inc.*	313	18,104
Halliburton Co.	2,329	70,080
Hess Corp.	732	44,286
Marathon Oil Corp.	1,819	56,789
Massey Energy Co.	214	8,990
Murphy Oil Corp.	488	26,450
Nabors Industries Ltd.*	719	15,739
National Oilwell Varco, Inc.	1,100	48,499
Noble Energy, Inc.	444	31,622
Occidental Petroleum Corp.	2,035	165,547
Peabody Energy Corp.	686	31,014
Pioneer Natural Resources Co.	291	14,017
Range Resources Corp.	394	19,641
Rowan Cos., Inc.*	294	6,656
Schlumberger Ltd.	3,055	198,850
Smith International, Inc.	648	17,606
Southwestern Energy Co.*	852	41,066
Spectra Energy Corp.	1,665	34,149
Sunoco, Inc.	299	7,804
Tesoro Corp.	354	4,797
Valero Energy Corp.	1,435	24,036
Williams Cos., Inc.	1,492	31,451
XTO Energy, Inc.	1,489	69,283
		2,915,353
FINANCIALS (8.0%)
Aflac, Inc.	1,203	55,639
Allstate Corp.	1,356	40,734
American Express Co.	3,062	124,072
American Int’l. Group, Inc.*	347	10,403
Ameriprise Financial, Inc.	653	25,349
Aon Corp.	708	27,145
Apartment Investment & Management Co. Cl A	299	4,760
Assurant, Inc.	303	8,932
AvalonBay Communities, Inc.	208	17,079
Bank of America Corp.	25,149	378,744
Bank of New York Mellon Corp.	3,069	85,840
BB&T Corp.	1,749	44,372
Boston Properties, Inc.	361	24,212
Capital One Financial Corp.	1,141	43,746
CB Richard Ellis Group, Inc. Cl A*	689	9,350
Charles Schwab Corp.	2,413	45,413
Chubb Corp.	879	43,229
Cincinnati Financial Corp.	419	10,995
Citigroup, Inc.	48,730	161,296
CME Group, Inc.	171	57,447
Comerica, Inc.	381	11,266
Discover Financial Svcs.	1,397	20,550
E*Trade Financial Corp.*	3,870	6,773

Equity Residential	703	23,747
Federated Investors, Inc. Cl B	222	6,105
Fifth Third Bancorp	2,027	19,763
First Horizon National Corp.*	571	7,645
Franklin Resources, Inc.	380	40,033
Genworth Financial, Inc. Cl A*	1,235	14,017
Goldman Sachs Group, Inc.	1,311	221,349
Hartford Financial Svcs. Group, Inc.	980	22,795
HCP, Inc.	756	23,088
Health Care REIT, Inc.	315	13,961
Host Hotels & Resorts, Inc.*	1,656	19,328
Hudson City Bancorp, Inc.	1,174	16,119
Huntington Bancshares, Inc.	1,841	6,720
IntercontinentalExchange, Inc.*	190	21,337
Invesco Ltd.	1,122	26,356
Janus Capital Group, Inc.	465	6,254
JPMorgan Chase & Co.	9,976	415,700
KeyCorp	2,258	12,532
Kimco Realty Corp.	1,019	13,787
Legg Mason, Inc.	418	12,607
Leucadia National Corp.*	484	11,514
Lincoln National Corp.	785	19,531
Loews Corp.	924	33,587
M&T Bank Corp.	208	13,913
Marsh & McLennan Cos., Inc.	1,358	29,985
Marshall & Ilsley Corp.	1,331	7,254
MetLife, Inc.	2,104	74,376
Moody’s Corp.	514	13,775
Morgan Stanley	3,492	103,363
Nasdaq OMX Group, Inc.*	379	7,512
Northern Trust Corp.	606	31,754
NYSE Euronext	676	17,103
People’s United Financial, Inc.	883	14,746
Plum Creek Timber Co., Inc.	421	15,897
PNC Financial Svcs. Grp., Inc.	1,153	60,867
Principal Financial Grp., Inc.	821	19,737
Progressive Corp.*	1,729	31,105
ProLogis	1,238	16,948
Prudential Financial, Inc.	1,184	58,916
Public Storage	351	28,589
Regions Financial Corp.	2,982	15,775
Simon Property Group, Inc.	734	58,544
SLM Corp.*	1,222	13,772
State Street Corp.	1,213	52,814
SunTrust Banks, Inc.	1,277	25,910
T. Rowe Price Group, Inc.	648	34,506
Torchmark Corp.	215	9,449
Travelers Cos., Inc.	1,408	70,203
U.S. Bancorp	4,783	107,665

Unum Group	859	16,768
Ventas, Inc.	405	17,715
Vornado Realty Trust	407	28,437
Wells Fargo & Co.	12,678	342,179
XL Capital Ltd. Cl A	871	15,965
Zions Bancorporation	348	4,465
		3,625,228
HEALTH CARE (7.0%)
Abbott Laboratories	3,986	215,204
Aetna, Inc.	1,115	35,346
Allergan, Inc.	790	49,778
AmerisourceBergen Corp.	734	19,135
Amgen, Inc.*	2,537	143,518
Bard (C.R.), Inc.	265	20,644
Baxter International, Inc.	1,562	91,658
Becton, Dickinson & Co.	615	48,499
Biogen Idec, Inc.*	731	39,109
Boston Scientific Corp.*	3,826	34,434
Bristol-Myers Squibb Co.	4,341	109,610
Cardinal Health, Inc.	928	29,919
CareFusion Corp.*	442	11,054
Celgene Corp.*	1,070	59,578
Cephalon, Inc.*	191	11,920
CIGNA Corp.	710	25,042
Coventry Health Care, Inc.*	381	9,254
DaVita, Inc.*	263	15,449
Dentsply International, Inc.	391	13,751
Express Scripts, Inc.*	709	61,293
Forest Laboratories, Inc.*	771	24,757
Genzyme Corp.*	672	32,935
Gilead Sciences, Inc.*	2,336	101,102
Hospira, Inc.*	418	21,318
Humana, Inc.*	434	19,048
IMS Health, Inc.	469	9,877
Intuitive Surgical, Inc.*	98	29,725
Johnson & Johnson	7,095	456,989
King Pharmaceuticals, Inc.*	628	7,706
Laboratory Corp. of America Hldgs.*	273	20,431
Life Technologies Corp.*	453	23,660
Lilly (Eli) & Co.	2,578	92,060
McKesson Corp.	691	43,188
Medco Health Solutions, Inc.*	1,216	77,715
Medtronic, Inc.	2,826	124,287
Merck & Co., Inc.	7,750	283,185
Millipore Corp.*	143	10,346
Mylan, Inc.*	783	14,431
Patterson Cos., Inc.*	241	6,743
PerkinElmer, Inc.	302	6,218

Pfizer, Inc.	20,546	373,732
Quest Diagnostics, Inc.	400	24,152
St. Jude Medical, Inc.*	860	31,631
Stryker Corp.	728	36,669
Tenet Healthcare Corp.*	1,140	6,145
Thermo Fisher Scientific, Inc.*	1,058	50,456
UnitedHealth Group, Inc.	2,998	91,379
Varian Medical Systems, Inc.*	319	14,945
Waters Corp.*	245	15,180
Watson Pharmaceuticals, Inc.*	270	10,695
WellPoint, Inc.*	1,180	68,782
Zimmer Hldgs., Inc.*	549	32,451
		3,206,133
INDUSTRIALS (5.7%)
3M Co.	1,803	149,054
Avery Dennison Corp.	288	10,509
Boeing Co.	1,896	102,630
Burlington Northern Santa Fe Corp.	672	66,273
Caterpillar, Inc.	1,607	91,583
Cintas Corp.	332	8,649
CSX Corp.	1,004	48,684
Cummins, Inc.	512	23,480
Danaher Corp.	662	49,782
Deere & Co.	1,067	57,714
Donnelley (R.R.) & Sons Co.	533	11,870
Dover Corp.	481	20,014
Dun & Bradstreet Corp.	135	11,390
Eaton Corp.	430	27,357
Emerson Electric Co.	1,927	82,090
Equifax, Inc.	321	9,916
Expeditors Int’l. of Wash.	540	18,754
Fastenal Co.	338	14,074
FedEx Corp.	797	66,510
First Solar, Inc.*	125	16,925
Flowserve Corp.	143	13,518
Fluor Corp.	456	20,538
General Dynamics Corp.	995	67,829
General Electric Co.	27,377	414,214
Goodrich Corp.	318	20,432
Grainger (W.W.), Inc.	162	15,686
Honeywell International, Inc.	1,967	77,106
Illinois Tool Works, Inc.	988	47,414
Iron Mountain, Inc.*	468	10,652
ITT Corp.	474	23,577
Jacobs Engineering Group, Inc.*	315	11,847
L-3 Communications Hldgs., Inc.	299	25,998
Lockheed Martin Corp.	818	61,636
Masco Corp.	935	12,912
Monster Worldwide, Inc.*	319	5,551

Norfolk Southern Corp.	943	49,432
Northrop Grumman Corp.	803	44,848
PACCAR, Inc.	922	33,441
Pall Corp.	299	10,824
Parker Hannifin Corp.	413	22,252
Pitney Bowes, Inc.	529	12,040
Precision Castparts Corp.	357	39,395
Quanta Services, Inc.*	533	11,108
Raytheon Co.	986	50,799
Republic Services, Inc.	830	23,497
Robert Half Int’l., Inc.	387	10,345
Robinson (C.H.) Worldwide, Inc.	425	24,960
Rockwell Automation, Inc.	367	17,242
Rockwell Collins, Inc.	403	22,310
Roper Industries, Inc.	232	12,150
Ryder System, Inc.	142	5,846
Snap-On, Inc.	148	6,254
Southwest Airlines Co.	1,925	22,003
Stanley Works	206	10,611
Stericycle, Inc.*	217	11,972
Textron, Inc.	702	13,205
Union Pacific Corp.	1,293	82,623
United Parcel Service, Inc. Cl B	2,541	145,777
United Technologies Corp.	2,403	166,792
Waste Management, Inc.	1,245	42,093
		2,607,987
INFORMATION TECHNOLOGY (11.0%)
Adobe Systems, Inc.*	1,329	48,881
Advanced Micro Devices, Inc.*	1,452	14,055
Affiliated Computer Svcs., Inc. Cl A*	251	14,982
Agilent Technologies, Inc.*	887	27,559
Akamai Technologies, Inc.*	437	11,069
Altera Corp.	747	16,905
Amphenol Corp. Cl A	434	20,042
Analog Devices, Inc.	738	23,306
Apple, Inc.*	2,286	482,026
Applied Materials, Inc.	3,374	47,034
Autodesk, Inc.*	583	14,814
Automatic Data Processing, Inc.	1,294	55,409
BMC Software, Inc.*	469	18,807
Broadcom Corp. Cl A*	1,099	34,564
CA, Inc.	1,012	22,730
Cisco Systems, Inc.*	14,666	351,104
Citrix Systems, Inc.*	467	19,432
Cognizant Technology Solutions*	745	33,749
Computer Sciences Corp.*	393	22,609
Compuware Corp.*	587	4,244
Corning, Inc.	4,002	77,279

Dell, Inc.*	4,401	63,198
eBay, Inc.*	2,927	68,902
Electronic Arts, Inc.*	821	14,573
EMC Corp.*	5,119	89,429
Fidelity Nat’l. Information Svcs., Inc.	829	19,432
Fiserv, Inc.*	393	19,053
FLIR Systems, Inc.*	385	12,597
Google, Inc.*	614	380,668
Harris Corp.	337	16,024
Hewlett-Packard Co.	5,974	307,721
Int’l. Business Machines Corp.	3,361	439,955
Intel Corp.	13,784	281,194
Intuit, Inc.*	802	24,629
Jabil Circuit, Inc.	474	8,233
JDS Uniphase Corp.*	571	4,711
Juniper Networks, Inc.*	1,328	35,418
KLA-Tencor Corp.	435	15,730
Lexmark International, Inc. Cl A*	199	5,170
Linear Technology Corp.	572	17,469
LSI Corp.*	1,623	9,754
MasterCard, Inc. Cl A	242	61,947
McAfee, Inc.*	403	16,350
MEMC Electronic Materials, Inc.*	562	7,654
Microchip Technology, Inc.	471	13,687
Micron Technology, Inc.*	2,165	22,862
Microsoft Corp.	19,504	594,673
Molex, Inc.	344	7,413
Motorola, Inc.*	5,602	43,472
National Semiconductor Corp.	597	9,170
NetApp, Inc.*	884	30,401
Novell, Inc.*	899	3,731
Novellus Systems, Inc.*	248	5,788
Nvidia Corp.*	1,420	26,526
Oracle Corp.	9,412	230,970
Paychex, Inc.	825	25,278
QLogic Corp.*	295	5,567
QUALCOMM, Inc.	4,265	197,299
Red Hat, Inc.*	474	14,647
SAIC, Inc.*	803	15,209
Salesforce.com, inc.*	276	20,361
SanDisk Corp.*	584	16,930
Sun Microsystems, Inc.*	1,922	18,009
Symantec Corp.*	2,065	36,943
Tellabs, Inc.*	993	5,640
Teradata Corp.*	445	13,986
Teradyne, Inc.*	442	4,743
Texas Instruments, Inc.	3,172	82,662
Total System Services, Inc.	502	8,670
VeriSign, Inc.*	458	11,102

Visa, Inc. Cl A	1,122	98,130
Western Digital Corp.*	570	25,166
Western Union Co.	1,771	33,383
Xerox Corp.	2,230	18,866
Xilinx, Inc.	702	17,592
Yahoo!, Inc.*	3,019	50,659
		4,989,946
MATERIALS (2.0%)
Air Products & Chemicals, Inc.	540	43,772
Airgas, Inc.	210	9,996
AK Steel Hldg. Corp.	280	5,978
Alcoa, Inc.	2,479	39,961
Allegheny Technologies, Inc.	246	11,013
Ball Corp.	241	12,460
Bemis Co., Inc.	281	8,332
CF Industries Hldgs., Inc.	126	11,438
Cliffs Natural Resources, Inc.	335	15,440
Dow Chemical Co.	2,935	81,094
Du Pont (E.I.) de Nemours & Co.	2,317	78,013
Eastman Chemical Co.	188	11,325
Ecolab, Inc.	608	27,105
FMC Corp.	185	10,316
Freeport-McMoRan Copper & Gold, Inc.*	1,093	87,757
Int’l. Flavors & Fragrances, Inc.	203	8,351
International Paper Co.	1,098	29,404
MeadWestvaco Corp.	441	12,626
Monsanto Co.	1,401	114,532
Newmont Mining Corp.	1,239	58,617
Nucor Corp.	800	37,320
Owens-Illinois, Inc.*	430	14,134
Pactiv Corp.*	343	8,280
PPG Industries, Inc.	429	25,114
Praxair, Inc.	788	63,284
Sealed Air Corp.	409	8,941
Sigma-Aldrich Corp.	313	15,816
Titanium Metals Corp.*	215	2,692
United States Steel Corp.	364	20,064
Vulcan Materials Co.	318	16,749
Weyerhaeuser Co.	544	23,468
		913,392
TELECOMMUNICATION SERVICES (1.8%)
American Tower Corp. Cl A*	1,021	44,117
AT&T, Inc.	15,087	422,889
CenturyTel, Inc.	763	27,628
Frontier Communications Corp.	793	6,193
MetroPCS Communications, Inc.*	648	4,944
Qwest Communications Int’l., Inc.	3,804	16,015
Sprint Nextel Corp.*	7,770	28,438

Verizon Communications, Inc.	7,286	241,385
Windstream Corp.	1,105	12,144
		803,753
UTILITIES (2.1%)
AES Corp.*	1,703	22,667
Allegheny Energy, Inc.	436	10,237
Ameren Corp.	606	16,938
American Electric Power Co., Inc.	1,226	42,653
CenterPoint Energy, Inc.	995	14,437
CMS Energy Corp.	581	9,098
Consolidated Edison, Inc.	719	32,664
Constellation Energy Group, Inc.	512	18,007
Dominion Resources, Inc.	1,525	59,353
DTE Energy Co.	420	18,308
Duke Energy Corp.	3,345	57,567
Edison International	843	29,320
Entergy Corp.	485	39,692
EQT Corp.	334	14,669
Exelon Corp.	1,692	82,688
FirstEnergy Corp.	783	36,370
FPL Group, Inc.	1,058	55,884
Integrys Energy Group, Inc.	196	8,230
Nicor, Inc.	116	4,884
NiSource, Inc.	703	10,812
Northeast Utilities	449	11,580
Pepco Hldgs., Inc.	568	9,571
PG&E Corp.	946	42,239
Pinnacle West Capital Corp.	261	9,547
PPL Corp.	961	31,050
Progress Energy Enterprise	716	29,363
Public Svc. Enterprise Group, Inc.	1,297	43,125
Questar Corp.	442	18,374
SCANA Corp.	282	10,626
Sempra Energy	634	35,491
Southern Co.	2,042	68,039
TECO Energy, Inc.	549	8,905
Wisconsin Energy Corp.	297	14,800
Xcel Energy, Inc.	1,164	24,700
		941,888
TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $27,637,204) 55.7%		25,347,495

	Rating**	Rate(%)	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.7%)
U.S. Treasury Bill (1)	AAA	0.06	02/11/10	300,000	299,980
COMMERCIAL PAPER (3.3%)

Abbott Laboratories†	A-1+	0.05	01/04/10	1,500,000	1,499,993
TOTAL INDEXED ASSETS - SHORT-TERM DEBT SECURITIES (Cost: $1,799,973) 4.0%					1,799,973

TOTAL INDEXED ASSETS (Cost: $29,437,177) 59.7%					27,147,468

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (4.1%)
Amazon.com, Inc.*	758	101,966
Apollo Group, Inc.*	573	34,712
California Pizza Kitchen, Inc.*	4,003	53,840
Carter’s, Inc.*	1,175	30,844
Deckers Outdoor Corp.*	739	75,171
Dillard’s, Inc. Cl A	5,689	104,962
Disney (Walt) Co.	2,797	90,203
Family Dollar Stores, Inc.	1,613	44,890
G-III Apparel Group Ltd.*	2,326	50,404
Grand Canyon Education, Inc.*	2,328	44,255
Gymboree Corp.*	1,175	51,101
Home Depot, Inc.	1,000	28,930
Johnson Controls, Inc.	2,944	80,195
Leapfrog Enterprises, Inc.*	2,419	9,458
McDonald’s Corp.	2,336	145,860
OfficeMax, Inc.*	6,990	88,703
P.F. Chang’s China Bistro, Inc.*	1,003	38,024
Pep Boys - Manny, Moe & Jack	3,034	25,668
Rent-A-Center, Inc.*	2,977	52,752
Shutterfly, Inc.*	2,428	43,243
Smith & Wesson Hldg. Corp.*	6,855	28,037
Sonic Corp.*	3,543	35,678
Staples, Inc.	2,479	60,959
Target Corp.	814	39,373
Time Warner Cable, Inc.	1,409	58,319
Time Warner, Inc.	1,345	39,193
TJX Cos., Inc.	674	24,635
Tupperware Brands Corp.	3,835	178,596
V.F. Corp.	1,055	77,268
Viacom, Inc. Cl B*	1,744	51,849
WMS Industries, Inc.*	615	24,600
Wolverine World Wide, Inc.	1,434	39,033
		1,852,721
CONSUMER STAPLES (2.8%)
American Italian Pasta Co. Cl A*	4,001	139,195
Avon Products, Inc.	1,867	58,811
Campbell Soup Co.	1,478	49,956
Chattem, Inc.*	411	38,346
Constellation Brands, Inc. Cl A*	3,072	48,937
Darling International, Inc.*	2,983	24,998
Dr. Pepper Snapple Group, Inc.	2,371	67,099
General Mills, Inc.	1,541	109,118
Great Atlantic & Pacific Tea Co., Inc.*	5,574	65,717

Heinz (H.J.) Co.	1,211	51,782
Molson Coors Brewing Co. Cl B	945	42,676
Pantry, Inc.*	4,050	55,040
PepsiCo, Inc.	2,664	161,971
Proctor & Gamble Co.	2,540	154,000
Vector Group Ltd.	3,156	44,184
Wal-Mart Stores, Inc.	3,343	178,683
		1,290,513
ENERGY (3.6%)
Apache Corp.	480	49,522
Arena Resources, Inc.*	699	30,141
Brigham Exploration Co.*	7,847	106,327
Carrizo Oil and Gas, Inc.*	1,746	46,252
Chevron Corp.	1,722	132,577
CNX Gas Corp.*	790	23,321
ConocoPhillips	1,365	69,711
Consol Energy, Inc.	738	36,752
Ellora Energy, Inc.†	3,000	21,750
Exxon Mobil Corp.	5,003	341,155
Halliburton Co.	2,895	87,111
ION Geophysical Corp.*	2,078	12,302
MarkWest Energy Partners LP	3,172	92,844
McMoRan Exploration Co.*	15,599	125,104
Noble Energy, Inc.	694	49,427
Occidental Petroleum Corp.	1,424	115,842
Range Resources Corp.	816	40,678
Schlumberger Ltd.	1,202	78,238
Southwestern Energy Co.*	582	28,052
Superior Well Services, Inc.*	853	12,164
T-3 Energy Services, Inc.*	2,529	64,490
Trico Marine Services, Inc.*	2,835	12,871
Williams Cos., Inc.	1,773	37,375
XTO Energy, Inc.	584	27,174
		1,641,180
FINANCIALS (6.4%)
Aflac, Inc.	962	44,493
AmTrust Financial Svcs., Inc.	1,136	13,428
Ashford Hospitality Trust, Inc.*	10,700	49,648
Aspen Insurance Hldgs. Ltd.	2,135	54,336
BancFirst Corp.	565	20,928
Bank Mutual Corp.	5,904	40,856
Bank of America Corp.	9,726	146,474
Bank of Marin Bancorp	330	10,745
Bank of New York Mellon Corp.	2,020	56,499
Brookline Bancorp, Inc.	5,790	57,379
Bryn Mawr Bank Corp.	740	11,167
Chubb Corp.	1,201	59,065
Citigroup, Inc.	18,635	61,682
CME Group, Inc.	281	94,402
DiamondRock Hospitality Co.	3,942	33,389
Dime Community Bancshares	1,864	21,846
Ellington Financial LLC†***	3,400	68,000
FBR Capital Markets Corp.*	2,764	17,082
First Financial Bancorp.	1,999	29,105
First Niagara Financial Group, Inc.	3,216	44,735

Forest City Enterprises, Inc. Cl A*	3,410	40,170
Franklin Resources, Inc.	612	64,474
Glacier Bancorp, Inc.	3,100	42,532
Goldman Sachs Group, Inc.	699	118,019
Highwoods Properties, Inc.	1,883	62,798
Hudson City Bancorp, Inc.	1,850	25,401
IBERIABANK Corp.	541	29,111
iShares Russell 2000 Growth Index Fund	1,250	85,088
JPMorgan Chase & Co.	3,805	158,554
Marlin Business Svcs. Corp.*	3,102	24,599
MB Financial, Inc.	810	15,973
Meadowbrook Insurance Group, Inc.	6,490	48,026
Medical Properties Trust, Inc.	1,442	14,420
MFA Financial, Inc.	5,855	43,034
Mid-America Apt. Communities, Inc.	658	31,768
National Retail Pptys., Inc.	1,680	35,650
NBH Hldgs. Co.†***	2,617	52,994
NewAlliance Bancshares, Inc.	4,771	57,300
Northwest Bancshares, Inc.	2,003	22,674
Pennsylvania REIT	4,202	35,549
PHH Corp.*	2,293	36,940
PMA Capital Corp. Cl A*	4,738	29,849
ProAssurance Corp.*	1,071	57,523
Progressive Corp.*	3,173	57,082
ProLogis	1,455	19,919
PS Business Parks, Inc.	587	29,379
S.Y. Bancorp, Inc.	2,816	60,122
SeaBright Insurance Hldgs., Inc.*	4,662	53,566
Senior Housing Pptys. Trust	4,133	90,389
Signature Bank*	2,001	63,832
Stifel Financial Corp.*	823	48,755
T. Rowe Price Group, Inc.	956	50,907
Travelers Cos., Inc.	769	38,342
U.S. Bancorp	3,079	69,308
United Westen Bancorp, Inc.	8,496	23,449
Wells Fargo & Co.	4,934	133,169
Westamerica Bancorporation	1,146	63,454
Westfield Financial, Inc.	3,083	25,435
		2,894,813
HEALTH CARE (5.3%)
Abbott Laboratories	3,597	194,202
Abiomed, Inc.*	6,059	52,956
Acorda Therapeutics, Inc.*	1,221	30,794
Allied Healthcare Int’l., Inc.*	4,806	13,985
Almost Family, Inc.*	1,183	46,764
Alnylam Pharmaceuticals, Inc.*	683	12,034
Alphatec Hldgs., Inc.*	15,561	83,096
American Medical Systems Hldgs., Inc.*	1,518	29,282
Amgen, Inc.*	481	27,210
Auxilium Pharmaceuticals, Inc.*	770	23,085
Baxter International, Inc.	1,707	100,167
Celgene Corp.*	1,399	77,896
Conceptus, Inc.*	3,586	67,273
Cyberonics, Inc.*	1,467	29,985
Emergent Biosolutions, Inc.*	1,722	23,402
Enzon Pharmaceuticals, Inc.*	17,909	188,582

ev3, Inc.*	2,467	32,910
Exelixis, Inc.*	5,887	43,387
Genoptix, Inc.*	1,275	45,301
Geron Corp.*	2,199	12,204
Gilead Sciences, Inc.*	2,808	121,530
Human Genome Sciences, Inc.*	1,699	51,989
Inspire Pharmaceuticals, Inc.*	3,495	19,292
Johnson & Johnson	4,037	260,023
Laboratory Corp. of America Hldgs.*	721	53,960
Magellan Health Svcs., Inc.*	1,975	80,442
McKesson Corp.	1,065	66,563
MedAssets, Inc.*	2,180	46,238
Medco Health Solutions, Inc.*	516	32,978
Medivation, Inc.*	909	34,224
Medtronic, Inc.	1,361	59,857
Merck & Co., Inc.	2,129	77,794
Mylan, Inc.*	1,532	28,235
Neogen Corp.*	2,484	58,647
Omnicell, Inc.*	3,002	35,093
Onyx Pharmaceuticals, Inc.*	1,094	32,098
Optimer Pharmaceuticals, Inc.*	1,141	12,870
OSI Pharmaceuticals, Inc. - rights*	131	0
Regeneron Pharmaceuticals, Inc.*	582	14,073
Salix Pharmaceuticals Ltd.*	1,252	31,801
Seattle Genetics, Inc.*	2,626	26,680
St. Jude Medical, Inc.*	869	31,962
Steris Corp.	1,902	53,199
UnitedHealth Group, Inc.	893	27,219
Varian, Inc.*	536	27,625
		2,418,907
INDUSTRIALS (4.9%)
ACCO Brands Corp.*	3,335	24,279
Actuant Corp. Cl A	3,028	56,109
Aircastle Ltd.	4,193	41,301
Alaska Air Group, Inc.*	2,902	100,293
Astec Industries, Inc.*	1,235	33,271
AZZ, Inc.*	2,806	91,756
Belden, Inc.	913	20,013
Boeing Co.	1,960	106,095
Cornell Cos., Inc.*	1,661	37,705
CRA International, Inc.*	593	15,803
CSX Corp.	1,190	57,703
Cummins, Inc.	1,508	69,157
Deluxe Corp.	1,062	15,707
Encore Wire Corp.	2,304	48,545
Expeditors Int’l. of Wash.	1,948	67,654
FedEx Corp.	880	73,436
Flowserve Corp.	543	51,330
General Electric Co.	11,322	171,302
Genesee & Wyoming, Inc. Cl A*	2,928	95,570
Graham Corp.	2,399	49,659
Hub Group, Inc. Cl A*	1,240	33,269
Illinois Tool Works, Inc.	1,151	55,236
JetBlue Airways Corp*	2,951	16,083
Kaydon Corp.	1,769	63,259
Miller Industries, Inc.*	3,260	37,001

Mueller Industries, Inc.	4,065	100,975
Old Dominion Freight Line, Inc.*	3,095	95,017
Orion Marine Group, Inc.*	2,633	55,451
Powell Industries, Inc.*	830	26,170
RBC Bearings, Inc.*	1,180	28,709
Robbins & Myers, Inc.	1,489	35,021
Southwest Airlines Co.	4,389	50,166
Spherion Corp.*	8,767	49,271
Stanley, Inc.*	1,034	28,342
Sun Hydraulics Corp.	1,787	46,909
Teledyne Technologies, Inc.*	1,253	48,065
Tutor Perini Corp.*	5,041	91,141
Union Pacific Corp.	822	52,526
United Technologies Corp.	1,439	99,881
		2,239,180
INFORMATION TECHNOLOGY (7.9%)
Adtran, Inc.	1,525	34,389
Advanced Energy Industries, Inc.*	1,700	25,636
Anixter International, Inc.*	765	36,032
Apple, Inc.*	1,151	242,700
Applied Materials, Inc.	3,479	48,497
Ariba, Inc.*	2,090	26,167
Autodesk, Inc.*	1,154	29,323
Automatic Data Processing, Inc.	1,334	57,122
BMC Software, Inc.*	863	34,606
Brooks Automation, Inc.*	3,875	33,248
Ceragon Networks Ltd.*	3,922	46,044
Cirrus Logic, Inc.*	3,309	22,567
Cisco Systems, Inc.*	6,639	158,938
Coherent, Inc.*	1,409	41,890
Commvault Systems, Inc.*	1,727	40,913
comScore, Inc.*	995	17,462
CyberSource Corp.*	1,035	20,814
DemandTec, Inc.*	6,583	57,733
EMC Corp.*	2,405	42,015
FormFactor, Inc.*	1,697	36,927
Forrester Research, Inc.*	1,064	27,611
Global Cash Access Hldgs., Inc.*	12,806	95,917
Google, Inc.*	253	156,855
Harmonic, Inc.*	4,100	25,953
Hewlett-Packard Co.	3,079	158,599
Informatica Corp.*	1,893	48,953
Int’l. Business Machines Corp.	1,413	184,962
Intevac, Inc.*	2,869	32,907
Lawson Software, Inc.*	4,987	33,164
LogMeIn, Inc.*	1,691	33,735
MasterCard, Inc. Cl A	79	20,222
Microsemi Corp.*	3,146	55,842
Microsoft Corp.	6,669	203,338
MKS Instruments, Inc.*	3,604	62,746
Monolithic Power Systems, Inc.*	1,597	38,280
Monotype Imaging Hldgs., Inc.*	2,867	25,889
Nvidia Corp.*	3,151	58,861
Oracle Corp.	5,010	122,945
Parametric Technology Corp.*	5,566	90,948
Plexus Corp.*	2,834	80,769

Polycom, Inc.*	955	23,846
QUALCOMM, Inc.	2,263	104,686
RightNow Technologies, Inc.*	749	13,010
Riverbed Technology, Inc.*	1,211	27,817
Rogers Corp.*	981	29,734
Salary.com, Inc.*	6,010	14,124
Salesforce.com, inc.*	957	70,598
Sapient Corp.*	2,537	20,981
ScanSource, Inc.*	886	23,656
Semtech Corp.*	4,616	78,518
Solera Hldgs., Inc.	1,025	36,910
Sourcefire, Inc.*	2,762	73,884
SuccessFactors, Inc.*	2,040	33,823
Super Micro Computer, Inc.*	3,499	38,909
Sybase, Inc.*	1,691	73,389
Synaptics, Inc.*	838	25,685
Tech Data Corp.*	363	16,938
Texas Instruments, Inc.	2,787	72,629
TIBCO Software, Inc.*	7,826	75,364
TNS, Inc.*	1,303	33,474
Virtusa Corp.*	2,680	24,281
Websense, Inc.*	4,269	74,537
Yahoo!, Inc.*	1,158	19,431
		3,617,743
MATERIALS (2.3%)
Allied Nevada Gold Corp.*	1,862	28,079
Ball Corp.	1,101	56,922
Commercial Metals Co.	3,969	62,115
Crown Hldgs., Inc.*	5,760	147,341
Cytec Industries, Inc.	1,526	55,577
Dow Chemical Co.	2,255	62,306
Eastman Chemical Co.	901	54,276
Freeport-McMoRan Copper & Gold, Inc.*	771	61,904
Innophos Hldgs., Inc.	1,714	39,405
Louisiana-Pacific Corp.*	3,037	21,198
Monsanto Co.	884	72,267
NewMarket Corp.	386	44,301
Silgan Hldgs., Inc.	2,271	131,445
Taseko Mines Ltd.*	13,676	57,713
US Gold Corp.*	19,447	48,229
Vista Gold Corp.*	2,851	6,985
Walter Energy, Inc.	775	58,365
Zep, Inc.	1,966	34,051
		1,042,479
TELECOMMUNICATION SERVICES (1.0%)
AT&T, Inc.	4,773	133,787
CenturyTel, Inc.	1,731	62,680
Consolidated Comms. Hldgs., Inc.	5,630	98,525
FairPoint Communications, Inc.*	1	0
Iowa Telecommunications Svcs., Inc.	2,481	41,582
Syniverse Hldgs., Inc.*	5,065	88,536
Windstream Corp.	4,236	46,554
		471,664

UTILITIES (1.3%)
Avista Corp.	4,629	99,940
Black Hills Corp.	816	21,730
Dominion Resources, Inc.	1,869	72,741
Edison International	523	18,190
Entergy Corp.	291	23,815
Exelon Corp.	775	37,874
FirstEnergy Corp.	798	37,067
FPL Group, Inc.	597	31,534
Idacorp, Inc.	1,284	41,024
Northwest Natural Gas Co.	955	43,013
PNM Resources, Inc.	3,216	40,682
Public Svc. Enterprise Group, Inc.	720	23,940
Sempra Energy	972	54,413
Unisource Energy Corp.	1,859	59,841
		605,804

TOTAL ACTIVE ASSETS - COMMON STOCKS (Cost: $16,885,782) 39.6%		18,075,004

	Shares	Value
ACTIVE ASSETS - CONVERTIBLE PREFERRED STOCKS:
ENERGY (0.0%) (2)
Energy XXI (Bermuda) Ltd., 7.25%	100	10,000
TOTAL ACTIVE ASSETS - CONVERTIBLE PREFERRED STOCKS (Cost: $10,000) 0.0% (2)		10,000

	Rating**	Rate(%)	Maturity	Face Amount	Value
ACTIVE ASSETS - LONG-TERM DEBT SECURITIES:
FINANCIALS (0.0%)
GSC Capital Corp.†(3)	NR	7.25	07/15/10	60,000	0
TOTAL ACTIVE ASSETS - LONG-TERM DEBT SECURITIES (Cost: $60,000) 0.0%					0

TOTAL ACTIVE ASSETS (Cost: $16,955,782) 39.6%					18,085,004

TEMPORARY CASH INVESTMENTS (4) (Cost: $157,900) 0.4%					157,900

TOTAL INVESTMENTS (Cost: $46,550,859) 99.7%					45,390,372

OTHER NET ASSETS 0.3%					141,531

NET ASSETS 100.0%					$45,531,903

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.  -  EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2009

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (9.2%)
Abercrombie & Fitch Co. Cl A	411	14,323
Amazon.com, Inc.*	1,521	204,605
Apollo Group, Inc.*	577	34,955
AutoNation, Inc.*	416	7,966
AutoZone, Inc.*	137	21,656
Bed Bath & Beyond, Inc.*	1,204	46,511
Best Buy Co., Inc.	1,604	63,294
Big Lots, Inc.*	375	10,868
Black & Decker Corp.	277	17,958
Carnival Corp.*	2,070	65,598
CBS Corp. Cl B	3,087	43,372
Coach, Inc.	1,473	53,809
Comcast Corp. Cl A	12,972	218,708
D.R. Horton, Inc.	1,257	13,664
Darden Restaurants, Inc.	599	21,007
DeVry, Inc.	284	16,111
DIRECTV Group, Inc.*	4,319	144,039
Disney (Walt) Co.	8,700	280,575
Eastman Kodak Co.*	1,219	5,144
Expedia, Inc.*	968	24,887
Family Dollar Stores, Inc.	633	17,616
Ford Motor Co.*	14,714	147,140
Fortune Brands, Inc.	693	29,938
GameStop Corp. Cl A*	753	16,521
Gannett Co., Inc.	1,091	16,201
Gap, Inc.	2,222	46,551
Genuine Parts Co.	727	27,597
Goodyear Tire & Rubber Co.*	1,094	15,425
H&R Block, Inc.	1,515	34,269
Harley-Davidson, Inc.	1,066	26,863
Harman Int’l. Industries, Inc.	317	11,184
Hasbro, Inc.	570	18,274
Home Depot, Inc.	7,797	225,567
International Game Technology	1,334	25,039
Interpublic Group of Cos., Inc.*	2,204	16,266
Johnson Controls, Inc.	3,041	82,837
Kohl’s Corp.*	1,404	75,718
Leggett & Platt, Inc.	695	14,178
Lennar Corp. Cl A	743	9,488
Limited Brands, Inc.	1,222	23,511
Lowe’s Cos., Inc.	6,729	157,391
Macy’s, Inc	1,918	32,146
Marriott International, Inc. Cl A	1,160	31,610
Mattel, Inc.	1,655	33,067

McDonald’s Corp.	4,903	306,143
McGraw-Hill Cos., Inc.	1,443	48,355
Meredith Corp.	168	5,183
New York Times Co. Cl A*	531	6,563
Newell Rubbermaid, Inc.	1,248	18,732
News Corp. Cl A	10,200	139,638
NIKE, Inc. Cl B	1,735	114,631
Nordstrom, Inc.	752	28,260
O’Reilly Automotive, Inc.*	626	23,863
Office Depot, Inc.*	1,252	8,075
Omnicom Group, Inc.	1,399	54,771
Penney (J.C.) Co., Inc.	1,074	28,579
Polo Ralph Lauren Corp.	261	21,136
Priceline.com, Inc.*	202	44,137
Pulte Homes, Inc.*	1,448	14,480
RadioShack Corp.	574	11,193
Ross Stores, Inc.	574	24,516
Scripps Networks Interactive, Inc. Cl A	409	16,974
Sears Hldgs. Corp.*	221	18,442
Sherwin-Williams Co.	433	26,694
Staples, Inc.	3,318	81,590
Starbucks Corp.*	3,234	74,576
Starwood Hotels & Resorts	857	31,340
Target Corp.	3,402	164,555
Tiffany & Co.	571	24,553
Time Warner Cable, Inc.	1,635	67,673
Time Warner, Inc.	5,378	156,715
TJX Cos., Inc.	1,915	69,993
V.F. Corp.	408	29,882
Viacom, Inc. Cl B*	2,790	82,947
Washington Post Co. Cl B	28	12,309
Whirlpool Corp.	337	27,182
Wyndham Worldwide Corp.	817	16,479
Wynn Resorts Ltd.	320	18,634
Yum! Brands, Inc.	2,127	74,381
		4,336,621
CONSUMER STAPLES (11.0%)
Altria Group, Inc.	9,461	185,719
Archer-Daniels-Midland Co.	2,946	92,239
Avon Products, Inc.	1,951	61,457
Brown-Forman Corp. Cl B	503	26,946
Campbell Soup Co.	880	29,744
Clorox Co.	640	39,040
Coca-Cola Co.	10,631	605,967
Coca-Cola Enterprises, Inc.	1,451	30,761
Colgate-Palmolive Co.	2,300	188,945
ConAgra Foods, Inc.	2,029	46,768
Constellation Brands, Inc. Cl A*	902	14,369
Costco Wholesale Corp.	1,982	117,275

CVS Caremark Corp.	6,442	207,497
Dean Foods Co.*	818	14,757
Dr. Pepper Snapple Group, Inc.	1,164	32,941
Estee Lauder Cos., Inc. Cl A	546	26,405
General Mills, Inc.	1,505	106,569
Heinz (H.J.) Co.	1,461	62,472
Hershey Co.	768	27,487
Hormel Foods Corp.	319	12,266
J.M. Smucker Co.	543	33,530
Kellogg Co.	1,170	62,244
Kimberly-Clark Corp.	1,918	122,196
Kraft Foods, Inc. Cl A	6,740	183,193
Kroger Co.	3,014	61,877
Lorillard, Inc.	745	59,771
McCormick & Co., Inc.	599	21,642
Mead Johnson Nutrition Co.*	928	40,210
Molson Coors Brewing Co. Cl B	719	32,470
Pepsi Bottling Group, Inc.	664	24,900
PepsiCo, Inc.	7,248	440,678
Philip Morris Int’l., Inc.	8,867	427,301
Proctor & Gamble Co.	13,499	818,444
Reynolds American, Inc.	771	40,840
Safeway, Inc.	1,884	40,110
Sara Lee Corp.	3,222	39,244
SUPERVALU, Inc.	977	12,418
Sysco Corp.	2,759	77,086
Tyson Foods, Inc. Cl A	1,398	17,153
Wal-Mart Stores, Inc.	9,745	520,870
Walgreen Co.	4,599	168,875
Whole Foods Market, Inc.*	649	17,815
		5,192,491
ENERGY (11.0%)
Anadarko Petroleum Corp.	2,259	141,007
Apache Corp.	1,537	158,572
Baker Hughes, Inc.	1,437	58,170
BJ Services Co.	1,359	25,277
Cabot Oil & Gas Corp.	466	20,313
Cameron International Corp.*	1,109	46,356
Chesapeake Energy Corp.	2,837	73,422
Chevron Corp.	9,144	703,997
ConocoPhillips	6,838	349,217
Consol Energy, Inc.	805	40,089
Denbury Resources, Inc.*	1,119	16,561
Devon Energy Corp.	2,001	147,074
Diamond Offshore Drilling, Inc.	319	31,396
El Paso Corp.	3,187	31,328
EOG Resources, Inc.	1,143	111,214
Exxon Mobil Corp.	21,788	1,485,719
FMC Technologies, Inc.*	558	32,275

Halliburton Co.	4,153	124,964
Hess Corp.	1,305	78,953
Marathon Oil Corp.	3,243	101,246
Massey Energy Co.	381	16,006
Murphy Oil Corp.	870	47,154
Nabors Industries Ltd.*	1,282	28,063
National Oilwell Varco, Inc.	1,961	86,460
Noble Energy, Inc.	791	56,335
Occidental Petroleum Corp.	3,628	295,138
Peabody Energy Corp.	1,223	55,292
Pioneer Natural Resources Co.	518	24,952
Range Resources Corp.	702	34,995
Rowan Cos., Inc.*	525	11,886
Schlumberger Ltd.	5,448	354,610
Smith International, Inc.	1,156	31,409
Southwestern Energy Co.*	1,520	73,264
Spectra Energy Corp.	2,968	60,874
Sunoco, Inc.	533	13,911
Tesoro Corp.	630	8,537
Valero Energy Corp.	2,559	42,863
Williams Cos., Inc.	2,660	56,073
XTO Energy, Inc.	2,655	123,537
		5,198,509
FINANCIALS (13.7%)
Aflac, Inc.	2,146	99,253
Allstate Corp.	2,418	72,637
American Express Co.	5,460	221,239
American Int’l. Group, Inc.*	619	18,558
Ameriprise Financial, Inc.	1,164	45,186
Aon Corp.	1,262	48,385
Apartment Investment & Management Co. Cl A	534	8,501
Assurant, Inc.	540	15,919
AvalonBay Communities, Inc.	371	30,463
Bank of America Corp.	44,847	675,396
Bank of New York Mellon Corp.	5,472	153,052
BB&T Corp.	3,118	79,104
Boston Properties, Inc.	643	43,126
Capital One Financial Corp.	2,035	78,022
CB Richard Ellis Group, Inc. Cl A*	1,230	16,691
Charles Schwab Corp.	4,303	80,982
Chubb Corp.	1,568	77,114
Cincinnati Financial Corp.	747	19,601
Citigroup, Inc.	86,900	287,639
CME Group, Inc.	306	102,801
Comerica, Inc.	679	20,078
Discover Financial Svcs.	2,492	36,657
E*Trade Financial Corp.*	6,901	12,077
Equity Residential	1,254	42,360
Federated Investors, Inc. Cl B	396	10,890

Fifth Third Bancorp	3,614	35,237
First Horizon National Corp.*	1,016	13,618
Franklin Resources, Inc.	679	71,533
Genworth Financial, Inc. Cl A*	2,202	24,993
Goldman Sachs Group, Inc.	2,337	394,579
Hartford Financial Svcs. Group, Inc.	1,748	40,658
HCP, Inc.	1,349	41,198
Health Care REIT, Inc.	563	24,952
Host Hotels & Resorts, Inc.*	2,953	34,463
Hudson City Bancorp, Inc.	2,093	28,737
Huntington Bancshares, Inc.	3,284	11,987
IntercontinentalExchange, Inc.*	339	38,070
Invesco Ltd.	2,001	47,003
Janus Capital Group, Inc.	830	11,164
JPMorgan Chase & Co.	17,789	741,268
KeyCorp	4,027	22,350
Kimco Realty Corp.	1,817	24,584
Legg Mason, Inc.	745	22,469
Leucadia National Corp.*	862	20,507
Lincoln National Corp.	1,399	34,807
Loews Corp.	1,648	59,905
M&T Bank Corp.	371	24,816
Marsh & McLennan Cos., Inc.	2,423	53,500
Marshall & Ilsley Corp.	2,374	12,938
MetLife, Inc.	3,752	132,633
Moody’s Corp.	916	24,549
Morgan Stanley	6,227	184,319
Nasdaq OMX Group, Inc.*	677	13,418
Northern Trust Corp.	1,080	56,592
NYSE Euronext	1,206	30,512
People’s United Financial, Inc.	1,574	26,286
Plum Creek Timber Co., Inc.	751	28,358
PNC Financial Svcs. Grp., Inc.	2,056	108,536
Principal Financial Grp., Inc.	1,464	35,195
Progressive Corp.*	3,084	55,481
ProLogis	2,208	30,228
Prudential Financial, Inc.	2,110	104,994
Public Storage	626	50,988
Regions Financial Corp.	5,318	28,132
Simon Property Group, Inc.	1,308	104,400
SLM Corp.*	2,178	24,546
State Street Corp.	2,163	94,177
SunTrust Banks, Inc.	2,277	46,200
T. Rowe Price Group, Inc.	1,156	61,557
Torchmark Corp.	384	16,877
Travelers Cos., Inc.	2,510	125,149
U.S. Bancorp	8,529	191,988
Unum Group	1,531	29,885
Ventas, Inc.	722	31,580

Vornado Realty Trust	724	50,625
Wells Fargo & Co.	22,609	610,217
XL Capital Ltd. Cl A	1,553	28,466
Zions Bancorporation	620	7,955
		6,464,910
HEALTH CARE (12.1%)
Abbott Laboratories	7,107	383,707
Aetna, Inc.	1,988	63,020
Allergan, Inc.	1,409	88,781
AmerisourceBergen Corp.	1,308	34,100
Amgen, Inc.*	4,524	255,923
Bard (C.R.), Inc.	473	36,847
Baxter International, Inc.	2,786	163,482
Becton, Dickinson & Co.	1,097	86,509
Biogen Idec, Inc.*	1,304	69,764
Boston Scientific Corp.*	6,822	61,398
Bristol-Myers Squibb Co.	7,741	195,460
Cardinal Health, Inc.	1,654	53,325
CareFusion Corp.*	788	19,708
Celgene Corp.*	1,907	106,182
Cephalon, Inc.*	341	21,282
CIGNA Corp.	1,265	44,617
Coventry Health Care, Inc.*	679	16,493
DaVita, Inc.*	468	27,490
Dentsply International, Inc.	697	24,513
Express Scripts, Inc.*	1,264	109,273
Forest Laboratories, Inc.*	1,375	44,151
Genzyme Corp.*	1,197	58,665
Gilead Sciences, Inc.*	4,165	180,261
Hospira, Inc.*	746	38,046
Humana, Inc.*	774	33,971
IMS Health, Inc.	836	17,606
Intuitive Surgical, Inc.*	175	53,081
Johnson & Johnson	12,653	814,980
King Pharmaceuticals, Inc.*	1,119	13,730
Laboratory Corp. of America Hldgs.*	487	36,447
Life Technologies Corp.*	807	42,150
Lilly (Eli) & Co.	4,597	164,159
McKesson Corp.	1,233	77,063
Medco Health Solutions, Inc.*	2,169	138,621
Medtronic, Inc.	5,040	221,659
Merck & Co., Inc.	13,819	504,946
Millipore Corp.*	255	18,449
Mylan, Inc.*	1,396	25,728
Patterson Cos., Inc.*	429	12,003
PerkinElmer, Inc.	538	11,077
Pfizer, Inc.	36,639	666,463
Quest Diagnostics, Inc.	712	42,991
St. Jude Medical, Inc.*	1,533	56,384

Stryker Corp.	1,298	65,380
Tenet Healthcare Corp.*	2,033	10,958
Thermo Fisher Scientific, Inc.*	1,885	89,896
UnitedHealth Group, Inc.	5,345	162,916
Varian Medical Systems, Inc.*	568	26,611
Waters Corp.*	437	27,077
Watson Pharmaceuticals, Inc.*	483	19,132
WellPoint, Inc.*	2,105	122,700
Zimmer Hldgs., Inc.*	979	57,869
		5,717,044
INDUSTRIALS (9.9%)
3M Co.	3,214	265,701
Avery Dennison Corp.	513	18,719
Boeing Co.	3,381	183,014
Burlington Northern Santa Fe Corp.	1,198	118,147
Caterpillar, Inc.	2,866	163,333
Cintas Corp.	591	15,396
CSX Corp.	1,790	86,797
Cummins, Inc.	912	41,824
Danaher Corp.	1,181	88,811
Deere & Co.	1,902	102,879
Donnelley (R.R.) & Sons Co.	951	21,179
Dover Corp.	858	35,701
Dun & Bradstreet Corp.	240	20,249
Eaton Corp.	766	48,733
Emerson Electric Co.	3,435	146,331
Equifax, Inc.	572	17,669
Expeditors Int’l. of Wash.	963	33,445
Fastenal Co.	603	25,109
FedEx Corp.	1,420	118,499
First Solar, Inc.*	223	30,194
Flowserve Corp.	255	24,105
Fluor Corp.	814	36,663
General Dynamics Corp.	1,775	121,002
General Electric Co.	48,821	738,662
Goodrich Corp.	566	36,366
Grainger (W.W.), Inc.	290	28,081
Honeywell International, Inc.	3,508	137,514
Illinois Tool Works, Inc.	1,762	84,558
Iron Mountain, Inc.*	834	18,982
ITT Corp.	845	42,030
Jacobs Engineering Group, Inc.*	562	21,137
L-3 Communications Hldgs., Inc.	533	46,344
Lockheed Martin Corp.	1,459	109,936
Masco Corp.	1,668	23,035
Monster Worldwide, Inc.*	569	9,901
Norfolk Southern Corp.	1,681	88,118
Northrop Grumman Corp.	1,431	79,921
PACCAR, Inc.	1,643	59,592

Pall Corp.	532	19,258
Parker Hannifin Corp.	736	39,656
Pitney Bowes, Inc.	943	21,463
Precision Castparts Corp.	637	70,293
Quanta Services, Inc.*	952	19,840
Raytheon Co.	1,757	90,521
Republic Services, Inc.	1,481	41,927
Robert Half Int’l., Inc.	689	18,417
Robinson (C.H.) Worldwide, Inc.	758	44,517
Rockwell Automation, Inc.	654	30,725
Rockwell Collins, Inc.	718	39,748
Roper Industries, Inc.	414	21,681
Ryder System, Inc.	254	10,457
Snap-On, Inc.	263	11,114
Southwest Airlines Co.	3,432	39,228
Stanley Works	368	18,956
Stericycle, Inc.*	386	21,296
Textron, Inc.	1,252	23,550
Union Pacific Corp.	2,305	147,290
United Parcel Service, Inc. Cl B	4,530	259,886
United Technologies Corp.	4,284	297,352
Waste Management, Inc.	2,219	75,024
		4,649,876
INFORMATION TECHNOLOGY (18.8%)
Adobe Systems, Inc.*	2,369	87,132
Advanced Micro Devices, Inc.*	2,590	25,071
Affiliated Computer Svcs., Inc. Cl A*	448	26,741
Agilent Technologies, Inc.*	1,581	49,122
Akamai Technologies, Inc.*	779	19,732
Altera Corp.	1,331	30,121
Amphenol Corp. Cl A	774	35,743
Analog Devices, Inc.	1,315	41,528
Apple, Inc.*	4,076	859,465
Applied Materials, Inc.	6,016	83,863
Autodesk, Inc.*	1,039	26,401
Automatic Data Processing, Inc.	2,307	98,786
BMC Software, Inc.*	836	33,524
Broadcom Corp. Cl A*	1,959	61,611
CA, Inc.	1,804	40,518
Cisco Systems, Inc.*	26,153	626,103
Citrix Systems, Inc.*	832	34,620
Cognizant Technology Solutions*	1,329	60,204
Computer Sciences Corp.*	701	40,329
Compuware Corp.*	1,046	7,563
Corning, Inc.	7,136	137,796
Dell, Inc.*	7,848	112,697
eBay, Inc.*	5,220	122,879
Electronic Arts, Inc.*	1,463	25,968
EMC Corp.*	9,129	159,484

Fidelity Nat’l. Information Svcs., Inc.	1,480	34,691
Fiserv, Inc.*	700	33,936
FLIR Systems, Inc.*	685	22,413
Google, Inc.*	1,094	678,258
Harris Corp.	602	28,625
Hewlett-Packard Co.	10,652	548,685
Int’l. Business Machines Corp.	5,993	784,484
Intel Corp.	24,580	501,432
Intuit, Inc.*	1,430	43,915
Jabil Circuit, Inc.	846	14,695
JDS Uniphase Corp.*	1,019	8,407
Juniper Networks, Inc.*	2,368	63,155
KLA-Tencor Corp.	775	28,024
Lexmark International, Inc. Cl A*	354	9,197
Linear Technology Corp.	1,019	31,120
LSI Corp.*	2,894	17,393
MasterCard, Inc. Cl A	431	110,327
McAfee, Inc.*	718	29,129
MEMC Electronic Materials, Inc.*	1,002	13,647
Microchip Technology, Inc.	839	24,381
Micron Technology, Inc.*	3,860	40,762
Microsoft Corp.	34,781	1,060,468
Molex, Inc.	613	13,210
Motorola, Inc.*	9,990	77,522
National Semiconductor Corp.	1,064	16,343
NetApp, Inc.*	1,577	54,233
Novell, Inc.*	1,603	6,652
Novellus Systems, Inc.*	443	10,340
Nvidia Corp.*	2,532	47,298
Oracle Corp.	16,784	411,879
Paychex, Inc.	1,471	45,071
QLogic Corp.*	525	9,907
QUALCOMM, Inc.	7,604	351,761
Red Hat, Inc.*	845	26,111
SAIC, Inc.*	1,432	27,122
Salesforce.com, inc.*	492	36,295
SanDisk Corp.*	1,041	30,179
Sun Microsystems, Inc.*	3,427	32,111
Symantec Corp.*	3,682	65,871
Tellabs, Inc.*	1,771	10,059
Teradata Corp.*	794	24,955
Teradyne, Inc.*	789	8,466
Texas Instruments, Inc.	5,656	147,395
Total System Services, Inc.	895	15,457
VeriSign, Inc.*	817	19,804
Visa, Inc. Cl A	2,001	175,007
Western Digital Corp.*	1,017	44,901
Western Union Co.	3,157	59,509
Xerox Corp.	3,976	33,637

Xilinx, Inc.	1,253	31,400
Yahoo!, Inc.*	5,383	90,327
		8,896,967
MATERIALS (3.5%)
Air Products & Chemicals, Inc.	963	78,061
Airgas, Inc.	374	17,802
AK Steel Hldg. Corp.	499	10,654
Alcoa, Inc.	4,421	71,267
Allegheny Technologies, Inc.	439	19,654
Ball Corp.	430	22,231
Bemis Co., Inc.	501	14,855
CF Industries Hldgs., Inc.	224	20,335
Cliffs Natural Resources, Inc.	598	27,562
Dow Chemical Co.	5,234	144,615
Du Pont (E.I.) de Nemours & Co.	4,131	139,091
Eastman Chemical Co.	336	20,241
Ecolab, Inc.	1,084	48,325
FMC Corp.	330	18,401
Freeport-McMoRan Copper & Gold, Inc.*	1,950	156,566
Int’l. Flavors & Fragrances, Inc.	362	14,893
International Paper Co.	1,958	52,435
MeadWestvaco Corp.	787	22,532
Monsanto Co.	2,498	204,212
Newmont Mining Corp.	2,209	104,508
Nucor Corp.	1,426	66,523
Owens-Illinois, Inc.*	766	25,178
Pactiv Corp.*	611	14,750
PPG Industries, Inc.	766	44,842
Praxair, Inc.	1,405	112,836
Sealed Air Corp.	730	15,958
Sigma-Aldrich Corp.	557	28,145
Titanium Metals Corp.*	383	4,795
United States Steel Corp.	649	35,773
Vulcan Materials Co.	566	29,811
Weyerhaeuser Co.	970	41,846
		1,628,697
TELECOMMUNICATION SERVICES (3.0%)
American Tower Corp. Cl A*	1,821	78,685
AT&T, Inc.	26,905	754,147
CenturyTel, Inc.	1,360	49,246
Frontier Communications Corp.	1,414	11,043
MetroPCS Communications, Inc.*	1,156	8,820
Qwest Communications Int’l., Inc.	6,783	28,556
Sprint Nextel Corp.*	13,856	50,713
Verizon Communications, Inc.	12,992	430,425
Windstream Corp.	1,970	21,650
		1,433,285

UTILITIES (3.6%)
AES Corp.*	3,037	40,422
Allegheny Energy, Inc.	777	18,244
Ameren Corp.	1,081	30,214
American Electric Power Co., Inc.	2,186	76,051
CenterPoint Energy, Inc.	1,774	25,741
CMS Energy Corp.	1,036	16,224
Consolidated Edison, Inc.	1,282	58,241
Constellation Energy Group, Inc.	914	32,145
Dominion Resources, Inc.	2,721	105,901
DTE Energy Co.	749	32,649
Duke Energy Corp.	5,966	102,675
Edison International	1,504	52,309
Entergy Corp.	865	70,792
EQT Corp.	595	26,132
Exelon Corp.	3,017	147,441
FirstEnergy Corp.	1,396	64,844
FPL Group, Inc.	1,887	99,671
Integrys Energy Group, Inc.	350	14,697
Nicor, Inc.	207	8,715
NiSource, Inc.	1,253	19,271
Northeast Utilities	800	20,632
Pepco Hldgs., Inc.	1,012	17,052
PG&E Corp.	1,687	75,325
Pinnacle West Capital Corp.	466	17,046
PPL Corp.	1,713	55,347
Progress Energy Enterprise	1,276	52,329
Public Svc. Enterprise Group, Inc.	2,313	76,907
Questar Corp.	787	32,716
SCANA Corp.	503	18,953
Sempra Energy	1,131	63,313
Southern Co.	3,641	121,318
TECO Energy, Inc.	979	15,879
Wisconsin Energy Corp.	529	26,360
Xcel Energy, Inc.	2,075	44,032
		1,679,588
TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $46,337,998) 95.8%		45,197,988

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.6%)
U.S. Treasury Bill (1)	AAA	0.06	02/11/10	300,000	299,980
COMMERCIAL PAPER (3.6%)
Abbott Laboratories†	A-1+	0.05	01/04/10	880,000	879,996
Toyota Motor Credit Corp.	A-1+	0.15	01/04/10	800,000	799,990
					1,679,986
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,979,966) 4.2%					1,979,966

TOTAL INVESTMENTS (Cost: $48,317,964) 100.0%					47,177,954

OTHER NET ASSETS 0.0% (2)					9,598

NET ASSETS 100.0%					$47,187,552

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.  -  MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2009

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (13.3%)
99 Cents Only Stores*	2,091	27,329
Aaron’s, Inc.	2,489	69,020
Advance Auto Parts, Inc.	4,378	177,221
Aeropostale, Inc.*	3,048	103,784
American Eagle Outfitters, Inc.	9,727	165,164
American Greetings Corp. Cl A	1,868	40,704
AnnTaylor Stores Corp.*	2,798	38,165
Barnes & Noble, Inc.	1,853	35,337
Bob Evans Farms, Inc.	1,387	40,154
BorgWarner, Inc.	5,432	180,451
Boyd Gaming Corp.*	2,478	20,741
Brink’s Home Security Hldgs., Inc.*	2,151	70,209
Brinker International, Inc.	4,488	66,961
Career Education Corp.*	3,310	77,156
CarMax, Inc.*	9,984	242,112
Cheesecake Factory, Inc.*	2,756	59,502
Chico’s FAS, Inc.*	8,358	117,430
Chipotle Mexican Grill, Inc. Cl A*	1,470	129,595
Coldwater Creek, Inc.*	2,724	12,149
Collective Brands, Inc.*	3,006	68,447
Corinthian Colleges, Inc.*	4,005	55,149
Dick’s Sporting Goods, Inc.*	4,048	100,674
Dollar Tree, Inc.*	4,076	196,871
DreamWorks Animation SKG Cl A*	3,481	139,066
Foot Locker, Inc.	7,202	80,230
Fossil, Inc.*	2,290	76,852
Gentex Corp.	6,479	115,650
Guess?, Inc.	2,767	117,044
Hanesbrands, Inc.*	4,417	106,494
Harte-Hanks, Inc.	1,771	19,091
International Speedway Corp. Cl A	1,421	40,427
ITT Educational Svcs., Inc.*	1,444	138,566
J. Crew Group, Inc.*	2,704	120,977
KB Home	3,627	49,617
Lamar Advertising Co. Cl A*	2,408	74,865
Life Time Fitness, Inc.*	1,925	47,990
LKQ Corp.*	6,526	127,844
Matthews International Corp. Cl A	1,407	49,850
MDC Hldgs., Inc.	1,755	54,475
Mohawk Industries, Inc.*	2,643	125,807
Netflix, Inc.*	2,006	110,611
NVR, Inc.*	279	198,288
Panera Bread Co. Cl A*	1,440	96,437
PetSmart, Inc.	5,770	154,001

Phillips-Van Heusen Corp.	2,418	98,364
Regis Corp.	2,697	41,992
Rent-A-Center, Inc.*	3,052	54,081
Ryland Group, Inc.	2,036	40,109
Saks, Inc.*	7,389	48,472
Scholastic Corp.	1,171	34,931
Scientific Games Corp. Cl A*	2,990	43,505
Service Corp. International	11,800	96,642
Sotheby’s	3,019	67,867
Strayer Education, Inc.	662	140,668
The Warnaco Group, Inc.*	2,166	91,384
Thor Industries, Inc.	1,596	50,114
Timberland Co. Cl A*	2,084	37,366
Toll Brothers, Inc.*	6,407	120,516
Tupperware Brands Corp.	3,074	143,156
Under Armour, Inc. Cl A*	1,750	47,723
Urban Outfitters, Inc.*	6,034	211,130
Wendy’s/Arby’s Group, Inc.	16,775	78,675
Wiley (John) & Sons, Inc. Cl A	1,978	82,839
Williams-Sonoma, Inc.	4,975	103,381
WMS Industries, Inc.*	2,429	97,160
		5,868,582
CONSUMER STAPLES (3.8%)
Alberto-Culver Co.	4,058	118,859
BJ’s Wholesale Club, Inc.*	2,562	83,803
Church & Dwight Co., Inc.	3,292	199,001
Corn Products Int’l., Inc.	3,474	101,545
Energizer Hldgs., Inc.*	3,205	196,402
Flowers Foods, Inc.	3,578	85,013
Green Mountain Coffee Roasters, Inc.*	1,617	131,737
Hansen Natural Corp.*	3,268	125,491
Lancaster Colony Corp.	905	44,979
NBTY, Inc.*	2,875	125,178
PepsiAmericas, Inc.	2,628	76,895
Ralcorp Hldgs., Inc.*	2,624	156,679
Ruddick Corp.	1,882	48,424
Smithfield Foods, Inc.*	6,583	99,996
Tootsie Roll Industries, Inc.	1,217	33,321
Universal Corp.	1,152	52,543
		1,679,866
ENERGY (6.4%)
Arch Coal, Inc.	7,439	165,518
Atwood Oceanics, Inc.*	2,660	95,361
Bill Barrett Corp.*	1,775	55,220
Cimarex Energy Co.	3,824	202,557
Comstock Resources, Inc.*	2,115	85,806
Encore Aquisition Co.*	2,567	123,267
Exterran Hldgs., Inc.*	2,956	63,406
Forest Oil Corp.*	5,188	115,433

Frontier Oil Corp.	4,834	58,201
Helix Energy Solutions Group*	4,206	49,421
Helmerich & Payne, Inc.	4,836	192,860
Mariner Energy, Inc.*	4,651	53,998
Newfield Exploration Co.*	5,981	288,464
Oceaneering Int’l., Inc.*	2,529	147,997
Overseas Shipholding Group, Inc.	1,074	47,202
Patriot Coal Corp.*	3,427	52,981
Patterson-UTI Energy, Inc.	7,077	108,632
Plains Exploration & Production Co.*	6,482	179,292
Pride International, Inc.*	8,011	255,631
Quicksilver Resources, Inc.*	5,495	82,480
Southern Union Co.	5,699	129,367
Superior Energy Services, Inc.*	3,592	87,250
Tidewater, Inc.	2,405	115,320
Unit Corp.*	1,864	79,220
		2,834,884
FINANCIALS (18.1%)
Affiliated Managers Group, Inc.*	1,942	130,794
Alexandria Real Estate Equities, Inc.	2,018	129,737
AMB Property Corp.	6,932	177,113
American Financial Group, Inc.	3,700	92,315
AmeriCredit Corp.*	4,488	85,452
Apollo Investment Corp.	8,109	77,279
Associated Banc-Corp.	5,812	63,990
Astoria Financial Corp.	3,634	45,171
BancorpSouth, Inc.	3,336	78,263
Bank of Hawaii Corp.	2,221	104,520
Berkley (W.R.) Corp.	6,365	156,834
BRE Properties, Inc.	2,513	83,130
Brown & Brown, Inc.	5,494	98,727
Camden Property Trust	2,989	126,644
Cathay General Bancorp	3,058	23,088
City National Corp.	1,972	89,923
Commerce Bancshares, Inc.	3,370	130,486
Corporate Office Pptys. Trust	2,702	98,974
Cousins Properties, Inc.	4,634	35,357
Cullen/Frost Bankers, Inc.	2,758	137,900
Duke Realty Corp.	10,413	126,726
Eaton Vance Corp.	5,474	166,464
Equity One, Inc.	1,538	24,869
Essex Property Trust, Inc.	1,346	112,593
Everest Re Group Ltd.	2,801	239,990
Federal Realty Investment Trust	2,800	189,616
Fidelity Nat’l. Financial, Inc. Cl A	10,796	145,314
First American Corp.	4,616	152,836
First Niagara Financial Group, Inc.	8,553	118,972
FirstMerit Corp.	3,920	78,949
Fulton Financial Corp.	8,094	70,580

Gallagher (Arthur J.) & Co.	4,749	106,900
Hanover Insurance Group, Inc.	2,341	104,011
HCC Insurance Hldgs., Inc.	5,192	145,220
Highwoods Properties, Inc.	3,286	109,588
Horace Mann Educators Corp.	1,822	22,775
Hospitality Properties Trust	5,773	136,878
International Bancshares Corp.	2,354	44,561
Jefferies Group, Inc.*	5,612	133,173
Jones Lang LaSalle, Inc.	1,946	117,538
Liberty Property Trust	5,233	167,508
Mack-Cali Realty Corp.	3,668	126,803
Mercury General Corp.	1,626	63,837
MSCI, Inc. Cl A*	4,943	157,187
Nationwide Health Pptys., Inc.	5,287	185,997
New York Community Bancorp, Inc.	19,192	278,476
NewAlliance Bancshares, Inc.	4,910	58,969
Old Republic Int’l. Corp.	11,122	111,665
OMEGA Healthcare Investors, Inc.	3,927	76,380
PacWest Bancorp	1,340	27,001
Potlatch Corp.	1,849	58,946
Protective Life Corp.	4,015	66,448
Raymond James Financial, Inc.	4,549	108,130
Rayonier, Inc.	3,733	157,383
Realty Income Corp.	4,826	125,042
Regency Centers Corp.	3,729	130,739
Reinsurance Grp. of America, Inc.	3,405	162,248
SEI Investments Co.	6,081	106,539
Senior Housing Pptys. Trust	5,897	128,967
SL Green Realty Corp	3,643	183,024
StanCorp Financial Group, Inc.	2,291	91,686
SVB Financial Group*	1,882	78,461
Synovus Financial Corp.	21,210	43,481
TCF Financial Corp.	5,089	69,312
The Macerich Co.	4,503	161,880
Trustmark Corp.	2,526	56,936
UDR, Inc.	7,098	116,691
Unitrin, Inc.	2,347	51,751
Valley National Bancorp	6,747	95,335
Waddell & Reed Financial, Inc. Cl A	3,971	121,274
Washington Federal, Inc.	5,171	100,007
Webster Financial Corp.	2,994	35,539
Weingarten Realty Investors	4,909	97,149
Westamerica Bancorporation	1,355	75,026
Wilmington Trust Corp.	3,150	38,871
		8,027,938
HEALTH CARE (11.5%)
Affymetrix, Inc.*	3,198	18,676
Beckman Coulter, Inc.	3,301	216,017
Bio-Rad Laboratories, Inc. Cl A*	896	86,428

Cerner Corp.*	3,117	256,965
Charles River Laboratories Int’l., Inc.*	3,049	102,721
Community Health Systems, Inc.*	4,310	153,436
Covance, Inc.*	2,965	161,800
Edwards Lifesciences Corp.*	2,636	228,937
Endo Pharmaceuticals Hldgs., Inc.*	5,438	111,533
Gen-Probe, Inc.*	2,262	97,040
Health Management Associates, Inc. Cl A*	11,619	84,470
Health Net, Inc.*	4,787	111,489
Hill-Rom Hldgs., Inc.	2,853	68,443
Hologic, Inc.*	11,937	173,087
IDEXX Laboratories, Inc.*	2,726	145,677
Immucor, Inc.*	3,282	66,428
Kindred Healthcare, Inc.*	1,791	33,062
Kinetic Concepts, Inc.*	2,841	106,964
LifePoint Hospitals, Inc.*	2,529	82,218
Lincare Hldgs., Inc.*	3,154	117,076
Masimo Corp.*	2,403	73,099
Medicis Pharmaceutical Corp. Cl A	2,768	74,874
Mettler-Toledo Int’l., Inc.*	1,581	165,989
Omnicare, Inc.	5,494	132,845
OSI Pharmaceuticals, Inc.*	2,718	84,340
Owens & Minor, Inc.	1,967	84,443
Perrigo Co.	3,786	150,834
Pharmaceutical Product Development, Inc.	5,304	124,326
Psychiatric Solutions, Inc.*	2,652	56,063
ResMed, Inc.*	3,470	181,377
Schein (Henry), Inc.*	4,173	219,500
Steris Corp.	2,705	75,659
Techne Corp.	1,725	118,266
Teleflex, Inc.	1,854	99,912
Thoratec Corp.*	2,678	72,092
United Therapeutics Corp.*	2,189	115,251
Universal Health Svcs., Inc. Cl B	4,526	138,043
Valeant Pharmaceuticals Int’l.*	3,095	98,390
Varian, Inc.*	1,334	68,754
VCA Antech, Inc.*	3,971	98,957
Vertex Pharmaceuticals, Inc.*	8,792	376,737
WellCare Health Plans, Inc.*	1,960	72,050
		5,104,268
INDUSTRIALS (13.8%)
Aecom Technology Corp.*	5,218	143,495
AGCO Corp.*	4,232	136,863
AirTran Hldgs., Inc.*	6,336	33,074
Alaska Air Group, Inc.*	1,645	56,851
Alexander & Baldwin, Inc.	1,877	64,250
Alliant TechSystems, Inc.*	1,535	135,494
AMETEK, Inc.	4,946	189,135
BE Aerospace, Inc.*	4,695	110,333

Bucyrus International, Inc.	3,583	201,974
Carlisle Cos., Inc.	2,835	97,127
Clean Harbors, Inc.*	1,052	62,710
Con-way, Inc.	2,186	76,313
Copart, Inc.*	3,120	114,286
Corporate Executive Board Co.	1,543	35,211
Corrections Corp. of America*	5,419	133,036
Crane Co.	2,171	66,476
Deluxe Corp.	2,336	34,549
Donaldson Co., Inc.	3,580	152,293
Federal Signal Corp.	2,198	13,232
FTI Consulting, Inc.*	2,398	113,090
GATX Corp.	2,150	61,813
Graco, Inc.	2,786	79,596
Granite Construction, Inc.	1,568	52,779
Harsco Corp.	3,679	118,574
HNI Corp.	2,042	56,420
Hubbell, Inc. Cl B	2,726	128,940
Hunt (J.B.) Transport Svcs., Inc.	4,102	132,372
IDEX Corp.	3,727	116,096
JetBlue Airways Corp*	10,080	54,936
Joy Global, Inc.	4,763	245,723
Kansas City Southern*	4,407	146,709
KBR, Inc.	7,489	142,291
Kennametal, Inc.	3,749	97,174
Kirby Corp.*	2,496	86,936
Korn/Ferry International*	2,147	35,426
Landstar System, Inc.	2,348	91,032
Lennox International, Inc.	2,234	87,215
Lincoln Electric Hldgs., Inc.	1,960	104,782
Manpower, Inc.	3,642	198,780
Miller (Herman), Inc.	2,573	41,117
Mine Safety Appliances Co.	1,369	36,320
MPS Group, Inc.*	4,308	59,192
MSC Industrial Direct Co., Inc. Cl A	2,043	96,021
Navigant Consulting, Inc.*	2,288	34,000
Nordson Corp.	1,508	92,259
Oshkosh Corp.	4,087	151,342
Pentair, Inc.	4,654	150,324
Regal-Beloit Corp.	1,683	87,415
Rollins, Inc.	2,021	38,965
Shaw Group, Inc.*	3,905	112,269
SPX Corp.	2,292	125,372
Terex Corp.*	5,002	99,090
The Brink’s Co.	2,202	53,597
Thomas & Betts Corp.*	2,439	87,292
Timken Co.	3,731	88,462
Towers Watson & Co. Cl A*	1,959	93,092
Trinity Industries, Inc.	3,751	65,417

United Rentals, Inc.*	2,785	27,321
URS Corp.*	3,880	172,738
Valmont Industries, Inc.	929	72,880
Wabtec Corp.	2,148	87,724
Waste Connections, Inc.*	3,670	122,358
Werner Enterprises, Inc.	2,033	40,233
Woodward Governor Co.	2,600	67,002
		6,109,188
INFORMATION TECHNOLOGY (14.4%)
3Com Corp.*	18,167	136,253
ACI Worldwide, Inc.*	1,580	27,097
Acxiom Corp.*	3,641	48,862
ADC Telecommunications, Inc.*	4,473	27,777
Adtran, Inc.	2,621	59,104
Advent Software, Inc.*	709	28,878
Alliance Data Systems Corp.*	2,429	156,889
ANSYS, Inc.*	4,057	176,317
AOL, Inc.*	5,013	116,703
Arrow Electronics, Inc.*	5,583	165,313
Atmel Corp.*	20,830	96,026
Avnet, Inc.*	6,992	210,879
Broadridge Financial Solutions, Inc.	6,275	141,564
Cadence Design Systems, Inc.*	12,419	74,390
Ciena Corp.*	4,204	45,571
CommScope, Inc.*	4,416	117,156
Convergys Corp.*	5,469	58,792
Cree, Inc.*	4,798	270,463
Diebold, Inc.	3,055	86,915
Digital River, Inc.*	1,809	48,825
DST Systems, Inc.*	1,815	79,043
Equinix, Inc.*	1,804	191,495
F5 Networks, Inc.*	3,696	195,814
FactSet Research Systems, Inc.	1,963	129,303
Fair Isaac Corp.	2,167	46,179
Fairchild Semiconductor Int’l., Inc.*	5,788	57,822
Gartner, Inc.*	2,814	50,765
Global Payments, Inc.	3,741	201,490
Henry (Jack) & Associates, Inc.	3,945	91,208
Hewitt Associates, Inc. Cl A*	3,827	161,729
Informatica Corp.*	4,080	105,509
Ingram Micro, Inc. Cl A*	7,569	132,079
Integrated Device Technology, Inc.*	7,686	49,728
International Rectifier Corp.*	3,307	73,151
Intersil Corp. Cl A	5,718	87,714
Itron, Inc.*	1,832	123,788
Lam Research Corp.*	5,910	231,731
Lender Processing Svcs., Inc.	4,495	182,767
ManTech International Corp. Cl A*	1,019	49,197
Mentor Graphics Corp.*	4,482	39,576

MICROS Systems, Inc.*	3,690	114,501
National Instruments Corp.	2,641	77,777
NCR Corp.*	7,394	82,295
NeuStar, Inc. Cl A*	3,412	78,612
Palm, Inc.*	9,156	91,926
Parametric Technology Corp.*	5,361	87,599
Plantronics, Inc.	2,294	59,598
Polycom, Inc.*	3,856	96,284
Quest Software, Inc.*	2,899	53,342
RF Micro Devices, Inc.*	12,274	58,547
Rovi Corp.*	4,739	151,032
Semtech Corp.*	2,807	47,747
Silicon Laboratories, Inc.*	2,082	100,644
Solera Hldgs., Inc.	3,262	117,465
SRA International, Inc. Cl A*	1,955	37,341
Sybase, Inc.*	3,782	164,139
Synopsys, Inc.*	6,640	147,939
Tech Data Corp.*	2,348	109,558
Trimble Navigation Ltd.*	5,568	140,314
ValueClick, Inc.*	3,863	39,094
Vishay Intertechnology, Inc.*	8,703	72,670
Zebra Technologies Corp. Cl A*	2,727	77,338
		6,379,624
MATERIALS (6.0%)
Albemarle Corp.	4,268	155,227
AptarGroup, Inc.	3,147	112,474
Ashland, Inc.	3,501	138,710
Cabot Corp.	3,053	80,080
Carpenter Technology Corp.	2,020	54,439
Commercial Metals Co.	5,215	81,615
Cytec Industries, Inc.	2,304	83,912
Greif, Inc. Cl A	1,595	86,098
Louisiana-Pacific Corp.*	5,730	39,995
Lubrizol Corp.	3,236	236,066
Martin Marietta Materials, Inc.	2,035	181,949
Minerals Technologies, Inc.	871	47,443
Olin Corp.	3,654	64,018
Packaging Corp. of America	4,681	107,710
Reliance Steel & Aluminum Co.	2,991	129,271
RPM International, Inc.	6,027	122,529
Scotts Miracle-Gro Co. Cl A	2,111	82,983
Sensient Technologies Corp.	2,269	59,675
Silgan Hldgs., Inc.	1,245	72,061
Sonoco Products Co.	4,615	134,989
Steel Dynamics, Inc.	9,969	176,651
Temple-Inland, Inc.	4,883	103,080
Terra Industries, Inc.	4,702	151,357
Valspar Corp.	4,702	127,612
Worthington Industries, Inc.	2,784	36,387
		2,666,331

TELECOMMUNICATION SERVICES (0.8%)
Cincinnati Bell, Inc.*	9,311	32,123
Syniverse Hldgs., Inc.*	3,207	56,058
Telephone & Data Systems, Inc.	4,224	143,278
tw telecom inc*	6,792	116,415
		347,874
UTILITIES (6.4%)
AGL Resources, Inc.	3,569	130,161
Alliant Energy Corp.	5,041	152,541
Aqua America, Inc.	6,322	110,698
Atmos Energy Corp.	4,277	125,744
Black Hills Corp.	1,769	47,108
Cleco Corp.	2,773	75,786
DPL, Inc.	5,566	153,622
Dynegy, Inc. Cl A*	23,310	42,191
Energen Corp.	3,224	150,883
Great Plains Energy, Inc.	6,151	119,268
Hawaiian Electric Industries, Inc.	4,271	89,264
Idacorp, Inc.	2,170	69,332
MDU Resources Group	8,735	206,146
National Fuel Gas Co.	3,720	186,000
NSTAR	4,961	182,565
NV Energy, Inc.	10,883	134,732
OGE Energy Corp.	4,472	164,972
Oneok, Inc.	4,876	217,323
PNM Resources, Inc.	3,991	50,486
UGI Corp.	5,054	122,256
Vectren Corp.	3,749	92,525
Westar Energy, Inc.	5,026	109,165
WGL Hldgs., Inc.	2,295	76,974
		2,809,742

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $44,044,553) 94.5%		41,828,297

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.1%)
U.S. Treasury Bill (1)	AAA	0.06	02/11/10	500,000	499,966
COMMERCIAL PAPER (4.1%)
Abbott Laboratories†	A-1+	0.05	01/04/10	1,000,000	999,996
Toyota Motor Credit Corp.	A-1+	0.15	01/04/10	800,000	799,990
					1,799,986
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $2,299,952) 5.2%					2,299,952

TEMPORARY CASH INVESTMENTS (4) (Cost: $67,500) 0.2%					67,500

TOTAL INVESTMENTS (Cost: $46,412,005) 99.9%					44,195,749

OTHER NET ASSETS 0.1%					59,384

NET ASSETS 100.0%					$44,255,133

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. -  SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2009

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (6.7%)
Dillard’s, Inc. Cl A	5,036	92,914
Pep Boys - Manny, Moe & Jack	2,682	22,690
Rent-A-Center, Inc.*	2,514	44,548
Tupperware Brands Corp.	2,005	93,373
Wolverine World Wide, Inc.	1,278	34,787
		288,312
CONSUMER STAPLES (4.8%)
American Italian Pasta Co. Cl A*	3,414	118,773
Great Atlantic & Pacific Tea Co., Inc.*	4,930	58,125
Pantry, Inc.*	930	12,639
Vector Group Ltd.	1,435	20,090
		209,627
ENERGY (4.2%)
CNX Gas Corp.*	671	19,808
ION Geophysical Corp.*	1,770	10,478
MarkWest Energy Partners LP	1,733	50,725
McMoRan Exploration Co.*	6,940	55,659
Superior Well Services, Inc.*	753	10,738
T-3 Energy Services, Inc.*	924	23,562
Trico Marine Services, Inc.*	2,534	11,504
		182,474
FINANCIALS (31.0%)
AmTrust Financial Svcs., Inc.	970	11,465
Ashford Hospitality Trust, Inc.*	8,652	40,145
Aspen Insurance Hldgs. Ltd.	1,912	48,660
BancFirst Corp.	472	17,483
Bank Mutual Corp.	4,989	34,524
Bank of Marin Bancorp	260	8,466
Brookline Bancorp, Inc.	4,898	48,539
Bryn Mawr Bank Corp.	650	9,809
DiamondRock Hospitality Co.	3,490	29,560
Dime Community Bancshares	1,650	19,338
Ellington Financial LLC†***	1,700	34,000
FBR Capital Markets Corp.*	2,450	15,141
First Niagara Financial Group, Inc.	2,716	37,780
Forest City Enterprises, Inc. Cl A*	3,020	35,576
Glacier Bancorp, Inc.	2,709	37,167
Highwoods Properties, Inc.	1,636	54,561
IBERIABANK Corp.	451	24,268
iShares Russell 2000 Index Fund	1,275	79,382
iShares Russell 2000 Value Index Fund	1,360	78,934
Marlin Business Svcs. Corp.*	2,453	19,452
MB Financial, Inc.	720	14,198
Meadowbrook Insurance Group, Inc.	5,629	41,655
Medical Properties Trust, Inc.	1,207	12,070
MFA Financial, Inc.	5,186	38,117
Mid-America Apt. Communities, Inc.	604	29,161
National Retail Pptys., Inc.	1,490	31,618
NBH Hldgs. Co.†***	2,038	41,270
NewAlliance Bancshares, Inc.	4,034	48,448

Northwest Bancshares, Inc.	1,776	20,104
Pennsylvania REIT	3,732	31,573
PHH Corp.*	2,040	32,864
PMA Capital Corp. Cl A*	4,190	26,397
ProAssurance Corp.*	931	50,004
S.Y. Bancorp, Inc.	1,379	29,442
SeaBright Insurance Hldgs., Inc.*	3,936	45,225
Senior Housing Pptys. Trust	2,036	44,527
Signature Bank*	763	24,340
United Westen Bancorp, Inc.	7,588	20,943
Westamerica Bancorporation	961	53,211
Westfield Financial, Inc.	2,604	21,483
		1,340,900
HEALTH CARE (4.8%)
Abiomed, Inc.*	660	5,768
Allied Healthcare Int’l., Inc.*	4,261	12,400
Alphatec Hldgs., Inc.*	6,453	34,459
American Medical Systems Hldgs., Inc.*	1,277	24,633
Conceptus, Inc.*	1,840	34,518
Enzon Pharmaceuticals, Inc.*	9,015	94,928
		206,706
INDUSTRIALS (16.3%)
Actuant Corp. Cl A	2,580	47,807
Aircastle Ltd.	3,682	36,268
Alaska Air Group, Inc.*	2,586	89,372
AZZ, Inc.*	1,543	50,456
Cornell Cos., Inc.*	1,449	32,892
CRA International, Inc.*	498	13,272
Encore Wire Corp.	2,040	42,983
Genesee & Wyoming, Inc. Cl A*	1,433	46,773
Kaydon Corp.	1,570	56,143
Miller Industries, Inc.*	2,880	32,688
Mueller Industries, Inc.	3,554	88,281
Old Dominion Freight Line, Inc.*	1,637	50,256
Orion Marine Group, Inc.*	2,320	48,859
Spherion Corp.*	3,700	20,794
Tutor Perini Corp.*	2,610	47,189
		704,033
INFORMATION TECHNOLOGY (8.7%)
Anixter International, Inc.*	645	30,380
Cirrus Logic, Inc.*	2,950	20,119
Coherent, Inc.*	1,180	35,081
DemandTec, Inc.*	1,481	12,988
Global Cash Access Hldgs., Inc.*	4,827	36,154
Microsemi Corp.*	670	11,893
MKS Instruments, Inc.*	1,565	27,247
Parametric Technology Corp.*	1,740	28,432
Plexus Corp.*	770	21,945
Semtech Corp.*	1,974	33,578
Sybase, Inc.*	991	43,009
Tech Data Corp.*	301	14,045
TIBCO Software, Inc.*	4,108	39,560
Websense, Inc.*	1,400	24,444
		378,875

MATERIALS (10.3%)
Commercial Metals Co.	3,310	51,802
Crown Hldgs., Inc.*	5,126	131,122
Cytec Industries, Inc.	1,296	47,200
Louisiana-Pacific Corp.*	2,680	18,706
Silgan Hldgs., Inc.	1,420	82,190
Taseko Mines Ltd.*	11,642	49,129
US Gold Corp.*	3,545	8,792
Vista Gold Corp.*	2,106	5,160
Walter Energy, Inc.	670	50,458
		444,559
TELECOMMUNICATION SERVICES (2.7%)
Consolidated Comms. Hldgs., Inc.	2,459	43,033
Iowa Telecommunications Svcs., Inc.	2,179	36,520
Syniverse Hldgs., Inc.*	2,251	39,347
		118,900
UTILITIES (5.5%)
Avista Corp.	2,520	54,407
Black Hills Corp.	780	20,771
Idacorp, Inc.	1,140	36,423
Northwest Natural Gas Co.	843	37,969
PNM Resources, Inc.	2,848	36,027
Unisource Energy Corp.	1,680	54,079
		239,676
TOTAL COMMON STOCKS (Cost: $3,822,197) 95.0%		4,114,062

	Shares	Value
CONVERTIBLE PREFERRED STOCKS:
ENERGY (0.2%)
Energy XXI (Bermuda) Ltd., 7.25%	89	8,900
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost: $8,900) 0.2%		8,900

TEMPORARY CASH INVESTMENTS (5) (Cost: $200,000) 4.6%		200,000

TOTAL INVESTMENTS (Cost: $4,031,097) 99.8%		4,322,962

OTHER NET ASSETS 0.2%		9,762

NET ASSETS 100.0%		$4,332,724

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.  -  SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2009

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (13.5%)
California Pizza Kitchen, Inc.*	3,146	42,314
Carter’s, Inc.*	925	24,281
Deckers Outdoor Corp.*	569	57,879
G-III Apparel Group Ltd.*	1,809	39,201
Grand Canyon Education, Inc.*	1,800	34,218
Gymboree Corp.*	932	40,533
Leapfrog Enterprises, Inc.*	1,923	7,519
OfficeMax, Inc.*	5,477	69,503
P.F. Chang’s China Bistro, Inc.*	797	30,214
Shutterfly, Inc.*	1,911	34,035
Smith & Wesson Hldg. Corp.*	5,372	21,971
Sonic Corp.*	2,768	27,874
Tupperware Brands Corp.	1,221	56,862
WMS Industries, Inc.*	471	18,840
		505,244
CONSUMER STAPLES (2.7%)
Chattem, Inc.*	327	30,509
Darling International, Inc.*	2,330	19,525
Pantry, Inc.*	2,350	31,937
Vector Group Ltd.	1,209	16,926
		98,897
ENERGY (6.6%)
Arena Resources, Inc.*	543	23,414
Brigham Exploration Co.*	6,099	82,637
Carrizo Oil and Gas, Inc.*	1,350	35,762
MarkWest Energy Partners LP	950	27,807
McMoRan Exploration Co.*	5,697	45,690
T-3 Energy Services, Inc.*	1,176	29,988
		245,298
FINANCIALS (6.1%)
First Financial Bancorp.	1,572	22,888
iShares Russell 2000 Growth Index Fund	975	66,368
PS Business Parks, Inc.	474	23,724
S.Y. Bancorp, Inc.	967	20,645
Senior Housing Pptys. Trust	1,367	29,896
Signature Bank*	876	27,944
Stifel Financial Corp.*	626	37,084
		228,549
HEALTH CARE (21.3%)
Abiomed, Inc.*	4,128	36,079
Acorda Therapeutics, Inc.*	945	23,833
Almost Family, Inc.*	901	35,617
Alnylam Pharmaceuticals, Inc.*	526	9,268
Alphatec Hldgs., Inc.*	6,367	34,000
Auxilium Pharmaceuticals, Inc.*	607	18,198
Conceptus, Inc.*	1,152	21,612
Cyberonics, Inc.*	1,150	23,506
Emergent Biosolutions, Inc.*	1,337	18,170

Enzon Pharmaceuticals, Inc.*	5,970	62,864
ev3, Inc.*	1,938	25,853
Exelixis, Inc.*	4,607	33,954
Genoptix, Inc.*	991	35,210
Geron Corp.*	1,720	9,546
Human Genome Sciences, Inc.*	1,314	40,208
Inspire Pharmaceuticals, Inc.*	2,730	15,070
Magellan Health Svcs., Inc.*	1,556	63,376
MedAssets, Inc.*	1,692	35,887
Medivation, Inc.*	699	26,317
Neogen Corp.*	1,938	45,756
Omnicell, Inc.*	2,345	27,413
Onyx Pharmaceuticals, Inc.*	850	24,939
Optimer Pharmaceuticals, Inc.*	886	9,994
Regeneron Pharmaceuticals, Inc.*	449	10,857
Salix Pharmaceuticals Ltd.*	975	24,765
Seattle Genetics, Inc.*	2,061	20,940
Steris Corp.	1,476	41,284
Varian, Inc.*	399	20,564
		795,080
INDUSTRIALS (12.1%)
ACCO Brands Corp.*	2,582	18,797
Astec Industries, Inc.*	972	26,186
AZZ, Inc.*	829	27,108
Belden, Inc.	703	15,410
Deluxe Corp.	831	12,290
Genesee & Wyoming, Inc. Cl A*	951	31,041
Graham Corp.	1,871	38,730
Hub Group, Inc. Cl A*	956	25,649
JetBlue Airways Corp*	2,333	12,715
Old Dominion Freight Line, Inc.*	961	29,503
Powell Industries, Inc.*	650	20,495
RBC Bearings, Inc.*	929	22,603
Robbins & Myers, Inc.	1,159	27,260
Spherion Corp.*	2,965	16,663
Stanley, Inc.*	813	22,284
Sun Hydraulics Corp.	1,393	36,566
Teledyne Technologies, Inc.*	989	37,938
Tutor Perini Corp.*	1,625	29,380
		450,618
INFORMATION TECHNOLOGY (29.0%)
Adtran, Inc.	1,200	27,060
Advanced Energy Industries, Inc.*	1,325	19,981
Ariba, Inc.*	1,632	20,433
Brooks Automation, Inc.*	3,075	26,384
Ceragon Networks Ltd.*	3,062	35,948
Commvault Systems, Inc.*	1,355	32,100
comScore, Inc.*	785	13,777
CyberSource Corp.*	806	16,209
DemandTec, Inc.*	3,837	33,650
FormFactor, Inc.*	1,322	28,767
Forrester Research, Inc.*	833	21,616
Global Cash Access Hldgs., Inc.*	5,552	41,584
Harmonic, Inc.*	3,200	20,256
Informatica Corp.*	1,494	38,635

Intevac, Inc.*	2,245	25,750
Lawson Software, Inc.*	3,888	25,855
LogMeIn, Inc.*	1,331	26,553
Microsemi Corp.*	1,857	32,962
MKS Instruments, Inc.*	1,400	24,374
Monolithic Power Systems, Inc.*	1,246	29,867
Monotype Imaging Hldgs., Inc.*	2,243	20,254
Parametric Technology Corp.*	2,753	44,984
Plexus Corp.*	1,529	43,577
Polycom, Inc.*	750	18,728
RightNow Technologies, Inc.*	550	9,554
Riverbed Technology, Inc.*	946	21,730
Rogers Corp.*	775	23,490
Salary.com, Inc.*	4,676	10,989
Sapient Corp.*	2,000	16,540
ScanSource, Inc.*	705	18,824
Semtech Corp.*	1,844	31,366
Solera Hldgs., Inc.	810	29,168
Sourcefire, Inc.*	2,151	57,539
SuccessFactors, Inc.*	1,600	26,528
Super Micro Computer, Inc.*	2,706	30,091
Sybase, Inc.*	404	17,534
Synaptics, Inc.*	642	19,677
TIBCO Software, Inc.*	2,256	21,725
TNS, Inc.*	1,005	25,818
Virtusa Corp.*	2,091	18,944
Websense, Inc.*	2,050	35,793
		1,084,614
MATERIALS (4.5%)
Allied Nevada Gold Corp.*	1,450	21,866
Innophos Hldgs., Inc.	1,298	29,841
NewMarket Corp.	296	33,972
Silgan Hldgs., Inc.	437	25,294
US Gold Corp.*	11,964	29,671
Vista Gold Corp.*	385	943
Zep, Inc.	1,494	25,876
		167,463
TELECOMMUNICATION SERVICES (2.0%)
Consolidated Comms. Hldgs., Inc.	2,239	39,183
Syniverse Hldgs., Inc.*	1,947	34,034
		73,217
UTILITIES (0.8%)
Avista Corp.	1,327	28,650

TOTAL COMMON STOCKS (Cost: $3,154,087) 98.6%		3,677,630

TOTAL INVESTMENTS (Cost: $3,154,087) 98.6%		3,677,630

OTHER NET ASSETS 1.4%		53,371

NET ASSETS 100.0%		$3,731,001

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.  -  BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2009

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (31.5%)
U.S. Treasury Bond	AAA	3.50	02/15/39	2,000,000	1,638,124
U.S. Treasury Note	AAA	1.00	12/31/11	1,500,000	1,495,782
U.S. Treasury Note	AAA	1.38	09/15/12	4,000,000	3,981,244
U.S. Treasury Note	AAA	2.38	10/31/14	1,500,000	1,483,710
U.S. Treasury Note	AAA	2.38	03/31/16	250,000	239,180
U.S. Treasury Note	AAA	3.13	05/15/19	1,000,000	947,031
U.S. Treasury Note	AAA	3.25	05/31/16	1,250,000	1,255,176
U.S. Treasury Note	AAA	3.25	07/31/16	1,250,000	1,252,246
U.S. Treasury Strip	AAA	0.00	02/15/17	2,500,000	1,940,355
U.S. Treasury Strip	AAA	0.00	02/15/18	1,500,000	1,096,962
U.S. Treasury Strip	AAA	0.00	08/15/18	2,500,000	1,773,483
U.S. Treasury Strip	AAA	0.00	08/15/21	3,000,000	1,790,184
U.S. Treasury Strip	AAA	0.00	11/15/24	500,000	244,024
					19,137,501
U.S. GOVERNMENT AGENCIES (35.8%)
MORTGAGE-BACKED OBLIGATIONS (35.8%)
FHARM	AAA	4.64	09/01/39	328,954	342,891
FHARM	AAA	5.23	04/01/37	252,250	265,167
FHARM	AAA	5.25	02/01/36	273,721	288,321
FHARM	AAA	5.41	04/01/37	172,046	181,773
FHARM	AAA	5.43	05/01/37	374,340	397,278
FHARM	AAA	5.79	03/01/37	254,819	271,118
FHLMC	AAA	4.50	03/01/34	451,089	453,532
FHLMC	AAA	5.00	02/01/26	177,644	183,718
FHLMC	AAA	5.50	10/01/18	132,115	140,843
FHLMC	AAA	5.50	03/01/21	174,793	186,286
FHLMC	AAA	5.50	08/15/33	244,787	258,489
FHLMC	AAA	6.00	07/15/29	177,057	190,097
FHLMC	AAA	6.00	03/15/32	208,034	222,661
FNMA	AAA	4.00	05/01/19	218,594	223,400
FNMA	AAA	4.50	05/01/18	124,413	129,676
FNMA	AAA	4.50	05/01/19	150,735	156,734
FNMA	AAA	4.50	08/01/33	280,842	282,013
FNMA	AAA	4.50	05/01/34	119,716	120,290
FNMA	AAA	4.50	06/01/34	252,455	253,665
FNMA	AAA	4.50	12/01/35	300,579	301,456
FNMA	AAA	5.00	04/01/18	199,839	210,543
FNMA	AAA	5.00	09/01/18	106,164	111,850
FNMA	AAA	5.00	10/01/20	239,553	251,785
FNMA	AAA	5.00	06/01/33	533,149	549,338
FNMA	AAA	5.00	09/01/33	166,192	171,239
FNMA	AAA	5.00	11/01/33	445,667	459,199
FNMA	AAA	5.00	11/01/33	303,297	312,507
FNMA	AAA	5.00	03/01/34	117,359	120,922
FNMA	AAA	5.00	04/01/34	371,301	382,633
FNMA	AAA	5.00	04/01/34	131,256	135,118
FNMA	AAA	5.00	04/01/34	83,036	85,479
FNMA	AAA	5.00	04/01/35	268,725	276,297
FNMA	AAA	5.00	06/01/35	168,046	172,781
FNMA	AAA	5.00	09/01/35	324,335	333,473

FNMA	AAA	5.00	10/01/36	340,884	350,490
FNMA	AAA	5.50	04/01/17	11,335	12,069
FNMA	AAA	5.50	05/01/17	10,409	11,084
FNMA	AAA	5.50	06/01/17	6,629	7,059
FNMA	AAA	5.50	09/01/19	74,723	79,660
FNMA	AAA	5.50	08/01/25	219,341	231,901
FNMA	AAA	5.50	01/01/27	143,097	151,091
FNMA	AAA	5.50	07/01/33	215,822	226,838
FNMA	AAA	5.50	09/01/33	134,084	140,928
FNMA	AAA	5.50	10/01/33	345,021	362,631
FNMA	AAA	5.50	03/01/34	117,854	123,869
FNMA	AAA	5.50	03/01/34	68,560	72,059
FNMA	AAA	5.50	07/01/34	159,203	167,329
FNMA	AAA	5.50	09/01/34	633,528	665,865
FNMA	AAA	5.50	09/01/34	148,964	156,567
FNMA	AAA	5.50	10/01/34	110,340	115,972
FNMA	AAA	5.50	02/01/35	165,253	173,687
FNMA	AAA	5.50	02/01/35	151,859	159,515
FNMA	AAA	5.50	04/01/35	239,399	251,469
FNMA	AAA	5.50	08/01/35	272,011	285,725
FNMA	AAA	5.50	11/01/35	273,037	286,803
FNMA	AAA	5.50	06/01/37	356,397	373,474
FNMA	AAA	5.50	11/01/38	209,263	218,800
FNMA	AAA	5.50	06/01/48	199,580	207,116
FNMA	AAA	6.00	04/01/23	170,905	183,564
FNMA	AAA	6.00	01/01/25	306,384	328,667
FNMA	AAA	6.00	03/01/28	229,480	244,671
FNMA	AAA	6.00	03/01/32	10,906	11,670
FNMA	AAA	6.00	04/01/32	32,985	35,253
FNMA	AAA	6.00	04/01/32	15,261	16,310
FNMA	AAA	6.00	05/01/32	31,767	33,951
FNMA	AAA	6.00	05/01/33	260,815	278,583
FNMA	AAA	6.00	09/01/34	226,997	242,107
FNMA	AAA	6.00	10/01/34	319,571	340,842
FNMA	AAA	6.00	11/01/34	188,201	200,728
FNMA	AAA	6.00	12/01/36	259,399	275,530
FNMA	AAA	6.00	01/01/37	229,562	243,838
FNMA	AAA	6.00	05/01/37	233,933	247,311
FNMA	AAA	6.00	07/01/37	239,998	254,585
FNMA	AAA	6.00	08/01/37	356,854	378,544
FNMA	AAA	6.00	12/01/37	118,939	126,168
FNMA	AAA	6.00	02/25/47	142,618	149,259
FNMA	AAA	6.00	12/25/49	248,076	262,728
FNMA	AAA	6.50	09/01/16	6,352	6,896
FNMA	AAA	6.50	03/01/17	14,734	15,995
FNMA	AAA	6.50	05/01/17	6,574	7,137
FNMA	AAA	6.50	06/01/17	50,911	55,269
FNMA	AAA	6.50	04/01/32	9,685	10,466
FNMA	AAA	6.50	05/01/32	36,199	39,118
FNMA	AAA	6.50	05/01/32	32,546	35,170
FNMA	AAA	6.50	07/01/32	45,347	49,003
FNMA	AAA	6.50	07/01/34	149,575	161,026
FNMA	AAA	6.50	09/01/34	99,008	106,588
FNMA	AAA	6.50	09/01/36	221,572	236,389

FNMA	AAA	6.50	05/01/37	200,884	215,354
FNMA	AAA	6.50	09/01/37	344,933	369,779
FNMA	AAA	6.50	05/01/38	227,957	244,365
FNMA	AAA	7.00	09/01/31	11,539	12,855
FNMA	AAA	7.00	11/01/31	7,587	8,452
FNMA	AAA	7.00	04/01/32	32,995	36,414
FNMA	AAA	7.00	01/25/44	339,212	374,045
FNMA	AAA	7.50	06/01/31	5,718	6,453
FNMA	AAA	7.50	02/01/32	21,611	24,388
FNMA	AAA	7.50	04/01/32	7,715	8,706
FNMA	AAA	7.50	06/01/32	9,602	10,835
FNMA	AAA	8.00	03/01/31	6,031	6,915
FNMA	AAA	8.00	04/01/32	11,400	13,071
FNMA	AAA	8.00	04/01/32	1,605	1,841
GNMA (6)	AAA	5.00	11/15/39	349,585	360,169
GNMA (6)	AAA	6.27	10/16/27	1,628,324	1,737,238
GNMA (6)	AAA	6.50	04/15/31	3,009	3,249
GNMA (6)	AAA	6.50	10/15/31	15,351	16,579
GNMA (6)	AAA	6.50	12/15/31	4,656	5,028
GNMA (6)	AAA	6.50	05/15/32	4,849	5,223
GNMA (6)	AAA	7.00	05/15/31	10,712	11,931
GNMA (6)	AAA	7.00	09/15/31	4,135	4,605
GNMA (6)	AAA	7.00	09/15/31	720	802
GNMA (6)	AAA	7.00	05/15/32	1,874	2,076
GNMA (6)	AAA	7.00	10/20/38	57,283	61,506
Vendee Mortgage Trust (6)	AAA	5.25	01/15/32	360,964	375,628
					21,749,446
CORPORATE DEBT (31.7%)
CONSUMER DISCRETIONARY (4.9%)
Best Buy Co., Inc.	BBB-	6.75	07/15/13	250,000	274,649
Black & Decker Corp.	BBB	4.75	11/01/14	250,000	256,039
Ethan Allen Interiors, Inc.	B+	5.38	10/01/15	250,000	224,144
Fortune Brands, Inc.	BBB-	4.88	12/01/13	200,000	204,286
Fruit of the Loom (3)	NR	7.38	11/15/23	69,034	7
Home Depot, Inc.	BBB+	5.40	03/01/16	250,000	261,715
Johnson Controls, Inc.	BBB	4.88	09/15/13	250,000	257,139
Kohl’s Corp.	BBB+	7.38	10/15/11	500,000	548,291
Leggett & Platt, Inc.	A-	4.70	04/01/13	250,000	259,947
Scholastic Corp.	BB-	5.00	04/15/13	250,000	233,750
Wendy’s International, Inc.	B-	6.25	11/15/11	200,000	207,000
Whirlpool Corp.	BBB-	6.50	06/15/16	250,000	260,006
					2,986,973
CONSUMER STAPLES (2.2%)
CVS Caremark Corp.	BBB+	6.13	08/15/16	250,000	269,208
Hershey Co.	A	4.85	08/15/15	250,000	262,076
Kraft Foods, Inc.	BBB+	5.25	10/01/13	250,000	264,184
Kroger Co.	BBB	4.95	01/15/15	250,000	262,424
Sara Lee Corp.	BBB+	6.25	09/15/11	250,000	266,724
					1,324,616
ENERGY (4.8%)
Diamond Offshore Drilling, Inc.	A-	4.88	07/01/15	250,000	263,901
Enbridge, Inc.	A-	5.80	06/15/14	150,000	162,515
Knight, Inc.	BB	5.15	03/01/15	250,000	240,000
National Oilwell Varco, Inc.	BBB+	6.13	08/15/15	250,000	250,893

Noble Corp.	A-	7.50	03/15/19	250,000	292,764
Premco Refining Group	BBB	7.50	06/15/15	250,000	248,163
Seariver Maritime, Inc.	AAA	0.00	09/01/12	1,000,000	928,333
Sunoco, Inc.	BBB-	4.88	10/15/14	250,000	251,941
Weatherford Int’l. Ltd.	BBB+	5.50	02/15/16	250,000	255,954
					2,894,464
FINANCIALS (10.1%)
Berkley (W.R.) Corp.	BBB+	7.38	09/15/19	250,000	261,671
Berkshire Hathaway Finance	AAA	4.20	12/15/10	250,000	258,820
Bunge Ltd. Finance Corp.	BBB-	5.35	04/15/14	250,000	255,568
Capital One Bank	BBB+	5.75	09/15/10	250,000	257,757
Colonial Realty LP	BB+	4.80	04/01/11	200,000	194,809
Developers Diversified Realty	BB	5.00	05/03/10	200,000	199,995
First Horizon National Corp.	BB+	4.50	05/15/13	500,000	451,874
First Industrial LP	BB	6.88	04/15/12	250,000	231,849
Fosters Finance Corp.†	BBB	6.88	06/15/11	500,000	530,794
GATX Financial Corp.	BBB+	5.13	04/15/10	150,000	151,088
General Electric Capital Corp.	AA+	5.45	01/15/13	500,000	531,543
GMAC LLC	CCC	0.00	12/01/12	500,000	373,750
HCP, Inc.	BBB	4.88	09/15/10	250,000	255,094
HCP, Inc.	BBB	5.65	12/15/13	250,000	250,435
Lincoln National Corp.	A-	5.65	08/27/12	200,000	206,987
Markel Corp.	BBB	6.80	02/15/13	150,000	151,599
National City Corp.	A	4.00	02/01/11	250,000	254,688
Nissan Motor Acceptance Corp.†	BBB	5.63	03/14/11	250,000	255,081
ProLogis	BBB-	5.50	04/01/12	250,000	253,091
Prudential Financial, Inc.	A	4.75	09/17/15	250,000	253,504
Shurgard Storage Centers	A-	7.75	02/22/11	250,000	263,071
Travelers Cos., Inc.	A-	5.38	06/15/12	250,000	264,678
					6,107,746
HEALTH CARE (1.7%)
Allergan, Inc.	A	5.75	04/01/16	250,000	269,588
Fisher Scientific Int’l., Inc.	BBB+	6.13	07/01/15	250,000	257,813
Laboratory Corp. of America	BBB+	5.50	02/01/13	250,000	260,365
Wyeth	AA	5.50	03/15/13	250,000	271,822
					1,059,588
INDUSTRIALS (2.6%)
Avery Dennison Corp.	BBB	4.88	01/15/13	250,000	257,549
Donnelley (R.R.) & Sons Co.	BBB	4.95	04/01/14	250,000	250,076
Masco Corp.	BBB	5.88	07/15/12	200,000	204,306
Southwest Airlines Co.	BBB	5.25	10/01/14	250,000	253,218
Steelcase, Inc.	BBB	6.50	08/15/11	250,000	255,652
Union Pacific Corp.	BBB	6.13	01/15/12	300,000	326,121
					1,546,922
INFORMATION TECHNOLOGY (0.4%)
Cisco Systems, Inc.	A+	5.25	02/22/11	250,000	262,332

MATERIALS (2.0%)
Lubrizol Corp.	BBB	5.50	10/01/14	250,000	266,128
Martin Marietta Materials, Inc.	BBB+	6.88	04/01/11	250,000	261,419
PolyOne Corp.	B-	7.50	12/15/15	250,000	223,750
Sonoco Products Co.	BBB+	6.50	11/15/13	250,000	268,053
Vulcan Materials Co.	BBB	7.00	06/15/18	200,000	218,137
					1,237,487

TELECOMMUNICATION SERVICES (0.5%)
Alltel Corp.	A	7.00	03/15/16	250,000	282,088

UTILITIES (2.5%)
Arizona Public Svc. Co.	BBB-	6.50	03/01/12	250,000	268,721
Duke Energy Corp.	A	4.50	04/01/10	250,000	252,378
Pepco Hldgs., Inc.	BBB-	4.00	05/15/10	200,000	201,876
PPL Energy Supply LLC	BBB	5.70	10/15/15	250,000	260,023
Progress Energy Enterprise	A-	5.25	12/15/15	250,000	273,380
Virginia Electric & Power Co.	A-	4.50	12/15/10	250,000	257,111
					1,513,489
TOTAL LONG-TERM DEBT SECURITIES (Cost: $58,748,252) 99.0%					60,102,652

TEMPORARY CASH INVESTMENTS (4) (Cost: $177,600) 0.3%					177,600

TOTAL INVESTMENTS (Cost: $58,925,852) 99.3%					60,280,252

OTHER NET ASSETS 0.7%					450,576

NET ASSETS 100.0%					$60,730,828

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.  -  MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

Demember 31, 2009

	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (56.9%)
FHLB	AAA	0.09	01/27/10	5,863,000	5,863,039
FHLB	AAA	0.10	01/22/10	200,000	199,988
FHLB	AAA	0.10	03/04/10	1,000,000	999,894
FHLB	AAA	0.10	03/12/10	4,400,000	4,398,880
FHLB	AAA	0.10	03/17/10	3,288,000	3,287,548
FHLMC	AAA	0.01	01/25/10	2,750,000	2,749,982
FHLMC	AAA	0.10	01/27/10	637,000	636,954
FHLMC	AAA	0.10	03/02/10	2,740,000	2,739,860
FHLMC	AAA	0.10	03/16/10	700,000	699,903
FHLMC	AAA	0.15	02/23/10	100,000	99,996
FHLMC	AAA	0.20	02/23/10	55,000	54,997
FNMA	AAA	0.09	02/10/10	600,000	599,984
FNMA	AAA	0.10	03/10/10	2,476,000	2,475,615
FNMA	AAA	0.10	03/15/10	300,000	299,960
FNMA	AAA	0.12	03/10/10	5,461,000	5,460,152
FNMA	AAA	0.15	03/01/10	250,000	249,988
FNMA	AAA	0.15	03/15/10	190,000	189,975
					31,006,715
COMMERCIAL PAPER (43.0%)
Abbott Laboratories†	A-1+	0.08	01/25/10	400,000	399,980
Abbott Laboratories†	A-1+	0.10	01/05/10	275,000	274,997
Abbott Laboratories†	A-1+	0.11	03/01/10	600,000	599,917
Becton, Dickinson & Co.	A-1+	0.11	01/25/10	1,400,000	1,399,897
Chevron Funding Corp.	A-1+	0.03	01/07/10	1,400,000	1,399,993
Coca-Cola Co.†	A-1	0.12	02/03/10	1,500,000	1,499,885
Danaher Corp	A-1	0.12	01/08/10	835,000	834,981
Emerson Electric†	A-1	0.07	01/20/10	1,400,000	1,399,948
Florida Power & Light Co.	A-1	0.11	01/05/10	1,400,000	1,399,983
General Electric Capital Corp.	A-1+	0.02	01/15/10	900,000	899,993
General Electric Capital Svcs.	A-1+	0.17	02/05/10	500,000	499,917
Johnson & Johnson†	A-1+	0.09	02/01/10	1,400,000	1,399,937
Madison Gas & Electric	A-1+	0.13	01/15/10	500,000	499,975
Microsoft Corp.†	A-1+	0.09	01/26/10	1,450,000	1,449,918
Nestle Capital Corp.†	A-1+	0.08	02/02/10	1,400,000	1,399,914
NetJets, Inc.†	A-1+	0.12	02/05/10	900,000	899,896
NetJets, Inc.†	A-1+	0.13	03/01/10	450,000	449,906
Novartis Finance Corp.†	A-1+	0.03	01/04/10	1,400,000	1,399,997
NSTAR Electric Co.	A-1	0.09	01/11/10	262,000	261,993
NSTAR Electric Co.	A-1	0.10	01/07/10	800,000	799,987
Toyota Motor Credit Corp.	A-1+	0.15	02/26/10	350,000	349,918
Toyota Motor Credit Corp.	A-1+	0.17	02/05/10	400,000	399,934
Toyota Motor Credit Corp.	A-1+	0.18	02/16/10	690,000	689,845
United Parcel Service, Inc.†	A-1+	0.07	01/04/10	1,400,000	1,399,992
Washington Gas Light Co.	A-1	0.12	01/05/10	1,400,000	1,399,981
					23,410,684

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $54,415,779) 99.9%	54,417,399

TOTAL INVESTMENTS (Cost: $54,415,779) 99.9%	54,417,399

OTHER NET ASSETS 0.1%	32,330

NET ASSETS 100.0%	$54,449,729

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

December 31, 2009

Abbreviations:	FHARM = Federal Home Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GMAC = General Motors Acceptance Corporation
GNMA = Government National Mortgage Association
NR = Not Rated

“Other Securities” represent securities in the respective category that individually, or in the aggregate by issuer, do not exceed 1% of net assts.

* Non-income producing security.

** Ratings as per Standard & Poors Corporation.

*** This security is fair valued in accordance with procedures established by the Funds’ Board of Directors.

† Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At December 31, 2009, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

	Aggregate	Percentage
	Market	of
Fund	Value	Net Assets

ALL AMERICA FUND	$1,642,737	3.6%
EQUITY INDEX FUND	$879,996	1.9%
MID-CAP EQUITY INDEX FUND	$999,996	2.3%
SMALL CAP VALUE FUND	$75,270	1.7%
BOND FUND	$785,875	1.3%
MONEY MARKET FUND	$12,574,287	23.1%

(1)	This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.
Information on futures contracts outstanding in the Funds as of December 31, 2009, were as follows:

							Face Value
							of Futures
							as a
					Underlying		Percentage
	Number of		Purchased (P)	Expiration	Face Amount	Unrealized	of Total
Fund	Contracts	Contract Type	or Sold (S)	Date	at Value(a)	Gain(Loss)	Investments

ALL AMERICA FUND	32	E-mini S&P 500 Stock Index	P	March 2010	$1,777,120	$11,920	3.9%
EQUITY INDEX FUND	35	E-mini S&P 500 Stock Index	P	March 2010	$1,943,725	$13,037	4.1%
MID-CAP EQUITY INDEX FUND	32	E-mini S&P MidCap 400 Stock Index	P	March 2010	$2,319,680	$68,480	5.2%

(a)	Includes the cumulative appreciation(depreciation) of futures contracts.

(2)	Percentage is less than 0.05%.
(3)	Issuer has filed for Chapter XI bankruptcy law (or equivalent) protection; issue is non-income producing.
(4)

The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at December 31, 2009 was 0.15%.

(5)

The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight time deposits issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at December 31, 2009 was 0.10%.

(6)	U.S. Government guaranteed security.

Fair Value—The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. The three levels are as follows:

•                  Level 1 – quoted prices in active markets for identical securities.

•                  Level 2 – other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of December 31, 2009, management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of non-registered securities under Rule 144A of the Securities Act of 1933 which were considered Level 2.  In addition, certain Rule 144A securities not actively traded were considered Level 3. Fair value inputs for all debt securities were considered Level 2.  The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2009, by fair value input hierarchy:

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs		Level 3 — Significant Unobservable Inputs		Total
Investments at Market Value:
(See Portfolios of Investments for More Details)
All America Fund
Common Stock - Indexed	$25,347,495	—		—		$25,347,495
Common Stock - Active	$17,932,260	$21,750	(1)	$120,994	(2)	$18,075,004
Convertible Preferred Stock	—	$10,000		—		$10,000
Short-Term Debt	—	$1,799,973		—		$1,799,973
Temporary Cash Investments		$157,900				$157,900
	$43,279,755	$1,989,623		$120,994		$45,390,372

Equity Index Fund
Common Stock	$45,197,988	—		—		$45,197,988
Short-Term Debt Securities	—	$1,979,966		—		$1,979,966
	$45,197,988	$1,979,966		—		$47,177,954

Mid-Cap Equity Index Fund
Common Stock	$41,828,297	—		—		$41,828,297
Short-Term Debt Securities	—	$2,299,952		—		$2,299,952
Temporary Cash Investments		$67,500				$67,500
	$41,828,297	$2,367,452		—		$44,195,749
Small Cap Value Fund
Common Stock	$4,038,792	—		$75,270	(2)	$4,114,062
Convertible Preferred Stock	—	$8,900		—		$8,900
Temporary Cash Investments	—	$200,000		—		$200,000
	$4,038,792	$208,900		$75,270		$4,322,962
Small Cap Growth Fund
Common Stock	$3,677,630	—		—		$3,677,630

Bond Fund
U.S. Government Debt	—	$19,137,501		—		$19,137,501
U.S. Agency Residential Mortgage-Backed Obligations		$21,749,446				$21,749,446
Corporate Debt	—	$19,215,705		—		$19,215,705
Temporary Cash Investments		$177,600				$177,600
	—	$60,280,252		—		$60,280,252

Money Market Fund
U.S. Government AgencyDebt	—	$31,006,715		—		$31,006,715
Commercial Paper	—	$23,410,684		—		$23,410,684
	—	$54,417,399		—		$54,417,399
Other Financial Instruments:*
All America Fund	$11,920	—		—		$11,920
Equity Index Fund	$13,037	—		—		$13,037
Mid-Cap Equity Index Fund	$68,480	—		—		$68,480

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

(1)  Reflects security issued by Ellora Energy, Inc. included in  the Energy section of the active asset segment of the All America Fund.

(2)  Reflects securities issued by Ellington Financial and NBH Holdings included in the Financials section of the active asset segment of the All America Fund portfolio and in the Small Cap Value Fund portfolio.

	Fair Value Measurement Using Signficant Unobservable Inputs (Level 3)
	for the Year Ended December 31, 2009
	Balance	Unrealized	Net Transfers	Balance
	December 31,	Gains	In/(Out) of	December 31,
	2008	(Losses)	Level 3	2009
All America Fund	$106,202	—	$14,792	$120,994
Small Cap Value Fund	$34,000	—	$41,270	$75,270

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2010-06. “Improving Disclosures About Fair Value Measurements.” The ASU clarifies existing disclosure regarding fair value measurements. Additionally, effective for interim and annual reporting periods beginning after December 15, 2009, the ASU requires entities to disclose significant transfers into and out of Level 1 and 2 fair value hierarchies and the reasons for those transfers. Effective for interim and annual reporting periods beginning after December 15, 2010, the ASU also requires entities to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross basis, as opposed to the current net number. Management is currently evaluating the impact of ASU 2010-06 on the disclosures of fair value of the Funds’ investments.

Security Valuation — Investment securities are carried at fair value as follows:

Exchange-traded equity securities are valued at the last sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the pricing service price is not the result of a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.  The Advisor uses a market approach to calculate fair value for equity securities which are categorized as Level 3 above.  The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as financial statements, the relationship of per-share book value to the last trade price and operating information.  The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities is computed on the basis of amortized cost at the time of sale. Realized gain and loss on the sale of common stock is based on the identified cost basis of the security determined on a first-in, first-out (“FIFO”) basis.

Futures Contracts - The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed assets portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized gain or loss on the contract is included in Net Unrealized Appreciation (Depreciation) of Investments in the Components of Net Assets section of the Statement of Assets and Liabilities. Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized gains or losses are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or deprecation of futures contracts is recorded in the Statement of Operations.  When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statement of Operations, equal to the net variation margin received or paid over the period the contract was outstanding.

The “Underlying Face Amount at Value” (appearing in the “Notes to the Summary Portfolios of Investments in Securities”), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at December 31, 2009 for each of the Funds were as follows.

			Mid-Cap
	All America	Equity Index	Equity Index	Small Cap
	Fund	Fund	Fund	Value Fund
Unrealized Appreciation	$6,995,728	$7,391,042	$5,279,339	$636,843
Unrealized Depreciation	(8,613,005)	(8,967,371)	(7,816,835)	(377,375)
Net	$(1,617,277)	$(1,576,329)	$(2,537,496)	$259,468
Tax Cost of Investments	$47,007,649	$48,754,283	$46,733,245	$4,063,494

	Small Cap	Bond	Money
	Growth Fund	Fund	Market Fund
Unrealized Appreciation	$659,459	$1,926,536	$1,886
Unrealized Depreciation	(147,589)	(572,137)	(268)
Net	$511,870	$1,354,399	$1,618
Tax Cost of Investments	$3,165,760	$58,925,853	$54,415,781

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9.    PURCHASES OF EQUITY SECURITES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.   CONTROLS AND PROCEDURES.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported in a timely and accurate manner.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.   EXHIBITS.

Attached hereto:

(a) (1) ) Not applicable.

(2) Exhibit 99.CERT

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

(3) Not applicable.

(b) Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940.

Exhibit 99.REPT	Report of Independent Registered Public Accounting Firm

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Institutional Funds, Inc.

By:	/s/ JOHN R. GREED

John R. Greed
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Institutional Funds, Inc.

Date: February 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JOHN R. GREED

John R. Greed
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Institutional Funds, Inc.

Date: February 26, 2010

By:	/s/ GEORGE L. MEDLIN

George L. Medlin
Executive Vice President,
Chief Financial Officer and Treasurer of
Mutual of America Institutional Funds, Inc.

Date: February 26, 2010